UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23325

SIX CIRCLES TRUST

On behalf of the following series:

Six Circles U.S. Unconstrained Equity Fund

Six Circles International Unconstrained Equity Fund

Six Circles Tax Aware Ultra Short Duration Fund

Six Circles Ultra Short Duration Fund

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Six Circles Managed Equity Portfolio International Unconstrained Fund

(Exact name of registrant as specified in charter)

383 Madison Avenue, New York, NY 10179

(Address of principal executive offices) (Zip Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 270-6000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Stockholders.

Annual Report

SIX CIRCLESSM FUNDS

December 31, 2019

Six Circles Ultra Short Duration Fund

Six Circles Tax Aware Ultra Short Duration Fund

Six Circles U.S. Unconstrained Equity Fund

Six Circles International Unconstrained Equity Fund

Beginning on February 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Six Circles Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund. Instead, the reports will be made available on the Funds’ website (www.sixcirclesfunds.com/literature), and you or your J.P. Morgan representative as applicable, will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund by contacting your J.P. Morgan representative or by calling us collect at 1-212-464-2070.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting your J.P. Morgan representative or by calling us collect at 1-212-464-2070. Your election to receive reports in paper will apply to all Six Circles Funds.

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan representative or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as stand-alone investments.

PRESIDENT’S LETTER

DECEMBER 31, 2019 (Unaudited)

Dear Shareholder,

I am pleased to present the Six Circles Funds Annual Report for the fiscal year ending December 31, 2019.

In 2018, J.P. Morgan Private Bank introduced Six Circles Funds, a suite of mutual funds intended for exclusive use in its discretionary portfolios. The suite of funds continued to expand with the addition of Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and Six Circles Managed Equity Portfolio International Unconstrained Fund, and plans are in place for additional funds to be added in 2020.

As markets become more complex, specialization matters even more. To that end, each of the Six Circles Funds is designed to provide access to a broader range of strategies and more precise implementation of our desired exposures. For example, Six Circles Funds allow us to implement our views more precisely by targeting sub sectors where we have stronger conviction, such as U.S. Software, versus investing in the broader Technology sector.

J.P. Morgan Private Investments Inc. (“JPMPI”), an affiliate of J.P. Morgan, acts as investment adviser to the Funds and engages third party investment managers as sub-advisers to oversee the different exposures in these Funds. JPMPI partners with third party managers with demonstrated asset class specialization to sub-advise the Funds in accordance with our investment philosophy.

The Six Circles Funds are purposefully constructed as completion funds, and are not meant to be standalone investments. As such, we believe they should be reviewed and evaluated within the context of your broader portfolio.

On the following pages, you will find our Market Outlook and Fund commentaries. Should you have any questions about the Funds, please contact your J.P. Morgan team, visit the Funds’ website at www.sixcirclesfunds.com, or call 212-464-2070.

Sincerely,

Mary Savino

President, Six Circles Funds

DECEMBER 31, 2019	SIX CIRCLES TRUST	1

Market Overview

As Of December 31, 2019 (Unaudited)

Global equity markets provided positive returns in 2019, with U.S. equities rebounding from their 2018 lows and continuing to rise through the year with the MSCI USA Index up 31.6% in 2019. Developed non-U.S. and emerging markets equities also closed in positive territory, with the MSCI World ex-USA Index up 22.5% and the MSCI Emerging Markets Index up 18.4%.

Global Bond and cash markets broadly underperformed equities; the Bloomberg Barclays U.S. 1-3 Month Treasury Bill Index returned 2.2% and the Bloomberg Barclays Global Aggregate Hedged Index returned 8.2%, while the MSCI World Index returned 27.7% for the year.

The Fed cut rates three times in 2019 on the back of slowing growth data and inflation that is below target levels. Future cuts by the Fed are likely to be data dependent. The Fed cuts, coupled with fears around trade and geopolitics, caused 10-year yields to decline throughout 2019, although yields are up from 2019 lows given the recent stabilization in economic data. The European Central Bank and Bank of Japan continue to maintain accommodative policies.

We continue to believe that the current economic cycle is in its later stage. While easing monetary policy may have helped extend the length of the cycle, ongoing trade tensions and other geopolitical risks may threaten economic growth.

2	SIX CIRCLES TRUST	DECEMBER 31, 2019

Six Circles Ultra Short Duration Fund

FUND COMMENTARY

Twelve Months Ended December 31, 2019 (Unaudited)

REPORTING PERIOD RETURN
Fund*	2.95%
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index	2.21%

Net Assets as of 12/31/2019 (In Thousands)	$1,200,167
Duration	0.87 years

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Ultra Short Duration Fund (the “Fund”) seeks to generate current income consistent with capital preservation. The Fund mainly invests in U.S. dollar and non-U.S. dollar denominated investment grade short-term fixed and floating rate debt securities. Allocates assets among securities with various maturities which, under normal market conditions, will not exceed an average effective portfolio duration of two years.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”) constructs the Fund’s portfolios by allocating the Fund’s assets among investment strategies managed by one or more sub-advisers retained by the Adviser (each a “Sub-Adviser”). The Adviser currently allocates Fund assets to the following Sub-Advisers:

•	Goldman Sachs Asset Management, L.P. (“Goldman”)
•	BlackRock Investment Management, LLC (“BlackRock”)
•	Pacific Investment Management Company LLC (“PIMCO”)

The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period of January 1, 2019 through December 31, 2019, the Fund posted a positive return on an absolute basis, and outperformed relative to the Bloomberg Barclays 1-3 Month U.S. T-Bill Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely-recognized index.

By sector composition, Investment Grade Credit and Securitized Credit comprised approximately 75% of the Fund’s exposure on a look-through basis at the end of the reporting period, and were the Fund’s largest sector overweights relative to the Index. During the reporting period, both sectors contributed to the Fund’s performance on an absolute basis, as well as relative to the Index.

The Fund’s exposure to U.S. Government Bonds was the Fund’s largest sector underweight relative to the Index and comprised approximately 7.4% of the Fund’s exposure on a look-through basis at the end of the reporting period. During the reporting period, this sector contributed to the Fund’s performance on an absolute basis, and detracted from performance relative to the Index.

On the sleeve level, all three of the Fund’s allocations — Conservative Income, Global Markets, and Core Ultra Short — contributed to the Fund’s return on an absolute basis during the reporting period.

HOW WAS THE FUND POSITIONED?

Within the fixed income allocation on the broader Portfolio level, the Adviser prefers high-quality liquid investments combined with flexibility to implement opportunistic ideas across fixed income markets. The majority of the Fund’s assets were invested into the more liquid segments of the fixed income market, with approximately 90% of the Fund invested into instruments with maturities of 3 years and under as of December 31, 2019.

The Adviser allocates to the three sleeves in a diversified manner, with the expectation that the Sub-Advisers will capitalize on the opportunities present in the segment of the fixed income market that their specific mandate is focused on.

The Conservative Income allocation, which comprised approximately 40% of the Fund as of December 31, 2019, is focused on the highest quality, shortest maturity and the most liquid part of the U.S. fixed income market, balancing safety against income within the context of the broader portfolio.

The Global Markets allocation, which comprised approximately 30% of the Fund as of December 31, 2019, has a broad investment universe, seeking total return opportunities within the global fixed income markets.

The Core Ultra Short allocation, which comprised approximately 30% of the Fund as of December 31, 2019, invests in a diversified fixed income portfolio on the shorter end of the U.S. fixed income market, balancing income against credit quality within the context of the broader portfolio.

At the end of the reporting period, the Fund was allocated to three Sub-Advisers across various sectors, credit ratings, maturity buckets, and regional exposures.

DECEMBER 31, 2019	SIX CIRCLES TRUST	3

Six Circles Ultra Short Duration Fund

FUND COMMENTARY

Twelve Months Ended December 31, 2019 (Unaudited) (continued)

PORTFOLIO ALLOCATION***
Conservative Income (Goldman)	40%
Global Markets (PIMCO)	30
Core Ultra Short (BlackRock)	30

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at December 31, 2019 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of December 31, 2019. The portfolio allocation is subject to change.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2019
	1 Year	Since Inception (July 9, 2018)
Six Circles Ultra Short Duration Fund	2.95%	3.60%

GROWTH OF $10,000 REPORT (07/9/18 TO 12/31/19)

1)

Presented percentages may not sum up to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.63% and 0.23% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on July 9, 2018.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Ultra Short Duration Fund and the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index from July 9, 2018 to December 31, 2019. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index measures the performance of Treasury securities and is selected by a Market Value process. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

4	SIX CIRCLES TRUST	DECEMBER 31, 2019

Six Circles Tax Aware Ultra Short Duration Fund

FUND COMMENTARY

Twelve Months Ended December 31, 2019 (Unaudited)

REPORTING PERIOD RETURN
Fund*	1.98%
iMoneyNet Tax-Free National Institutional Money Market Index	1.28%

Net Assets as of 12/31/2019 (In Thousands)	$1,355,740
Duration	0.75 years

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Tax Aware Ultra Short Duration Fund (the “Fund”) seeks to generate current income consistent with capital preservation. Invests at least 50% of its net assets in municipal securities, the income from which is exempt from federal income tax. The Fund also may invest in taxable instruments. Allocates assets among securities with various maturities which, under normal market conditions, will not exceed an average effective portfolio duration of two years.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”) constructs the Fund’s portfolios by allocating the Fund’s assets among investment strategies managed by one or more sub-advisers retained by the Adviser (each a “Sub-Adviser”). The Adviser currently allocates Fund assets to the following Sub-Advisers:

•	Goldman Sachs Asset Management, L.P. (“Goldman”)
•	Mellon Investments Corporation (“Mellon”)
•	Pacific Investment Management Company LLC (“PIMCO”)

The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period of January 1, 2019 through December 31, 2019, the Fund posted a positive return on an absolute basis, and outperformed relative to the iMoneyNet Tax-Free National Institutional Money Market Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely-recognized index.

By sector composition, Municipal Bonds were the largest sector exposure in the Fund on a look-through basis and comprised approximately 65% of the Fund at the end of the reporting period, and contributed to the Fund’s performance on an absolute basis.

Investment Grade Credit comprised approximately 13% of the Fund’s sector exposure on a look-through basis at the end of the reporting period, and also contributed to the Fund’s performance on an absolute basis.

On the sleeve level, all three of the Fund’s allocations — Municipal Conservative Income, Global Markets, and Core Municipal Ultra Short — contributed to the Fund’s return on an absolute basis during the reporting period.

HOW WAS THE FUND POSITIONED?

Within the fixed income allocation on the broader Portfolio level, the Adviser prefers high-quality liquid investments combined with flexibility to implement opportunistic ideas across fixed income markets. The majority of the Fund’s assets were invested into the more liquid segments of the fixed income market, with approximately 88% of the Fund invested into instruments with maturities of three years and under as of December 31, 2019.

The Adviser allocates to the three sleeves in a diversified manner, with the expectation that the Sub-Advisers will capitalize on the opportunities present in the segment of the fixed income market that their specific mandate is focused on.

The Municipal Conservative Income allocation, which comprised approximately 40% of the Fund as of December 31, 2019, is focused on the highest quality, shortest maturity and the most liquid part of the U.S. municipal fixed income market, balancing safety against income within the context of the broader portfolio.

The Global Markets allocation, which comprised approximately 30% of the Fund as of December 31, 2019, has a broad investment universe, seeking total return opportunities within the global taxable fixed income markets.

The Core Municipal Ultra Short allocation, which comprised approximately 30% of the Fund as of December 31, 2019, invests in a diversified fixed income portfolio on the shorter end of the U.S. municipal fixed income market, balancing income against credit quality within the context of the broader portfolio.

DECEMBER 31, 2019	SIX CIRCLES TRUST	5

Six Circles Tax Aware Ultra Short Duration Fund

FUND COMMENTARY

Twelve Months Ended December 31, 2019 (Unaudited) (continued)

At the end of the reporting period, the Fund was allocated to three Sub-Advisers across various sectors, credit ratings, maturity buckets, and regional exposures.

PORTFOLIO ALLOCATION***
Municipal Conservative Income (Goldman)	40%
Global Markets (PIMCO)	30
Core Municipal Ultra Short (Mellon)	30

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at December 31, 2019 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of December 31, 2019. The portfolio allocation is subject to change.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2019
	1 Year	Since Inception (July 9, 2018)
Six Circles Tax Aware Ultra Short Duration Fund	1.98%	2.47%

GROWTH OF $10,000 REPORT (07/9/18 TO 12/31/19)

1)

Presented percentages may not sum up to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.64% and 0.22% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on July 9, 2018.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Tax Aware Ultra Short Duration Fund and the iMoneyNet Tax-Free National Institutional Money Market Index from July 9, 2018 to December 31, 2019. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the iMoneyNet Tax-Free National Institutional Money Market Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The iMoneyNet Tax-Free National Institutional Money Market Index is an average of all tax-free and municipal, U.S.-domiciled institutional and retail money market funds. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

6	SIX CIRCLES TRUST	DECEMBER 31, 2019

Six Circles U.S. Unconstrained Equity Fund

FUND COMMENTARY

Twelve Months Ended December 31, 2019 (Unaudited)

REPORTING PERIOD RETURN
Fund*	24.94%
MSCI USA Index	31.64%

Net Assets as of 12/31/2019 (In Thousands)	$11,237,068

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles U.S. Unconstrained Equity Fund (the “Fund”) seeks to provide capital appreciation. Invests at least 80% of its net assets in equity securities issued by U.S. companies and other instruments with economic characteristics similar to equity securities issued by U.S. companies. The Fund is generally unconstrained by any particular capitalization, style or industry sector.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”), actively allocates the Fund’s investments among a range of indexed investment strategies that are managed by the current sub-adviser, BlackRock Investment Management, LLC (the “Sub-Adviser” or “BlackRock”). For each indexed investment strategy, the Sub-Adviser seeks to replicate the performance of an index or sub-index selected by the Adviser. The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period of January 1, 2019 through December 31, 2019, the Fund posted a positive return on an absolute basis, and underperformed relative to the MSCI USA Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely-recognized index.

Health Care, Consumer Staples and Communication Services sectors comprised approximately 44% of the Fund’s sector exposure on a look-through basis at the end of the reporting period, and were the Fund’s largest sector overweights relative to the Index. During the reporting period, all three sectors contributed to the Fund’s performance on an absolute basis, but detracted from the Fund’s performance relative to the Index.

Real Estate, Financials and Information Technology sectors comprised approximately 32% of the Fund’s sector exposure on a look-through basis at the end of the reporting period, and were the Fund’s largest sector underweights relative to the Index. All three sectors contributed to the Fund’s performance on an absolute basis, but detracted from the Fund’s performance relative to the Index.

The Fund’s allocation to U.S. Dividend Growth was the largest contributor, while the allocation to U.S. Managed Health Care was the only detractor from the Fund’s return on an absolute basis during the reporting period.

HOW WAS THE FUND POSITIONED?

Allocation to U.S. Dividend Growth comprised approximately 44% of the Fund as of December 31, 2019. Within the context of the broader Portfolios, the Adviser believes that exposure to U.S. Dividend Growth serves as a defensive anchor and is one of the few defensive factors trading at what the Adviser believes is a reasonable valuation.

Allocation to the USA sleeve, which was approximately 16% of the Fund as of December 31, 2019, provides what the Adviser believes to be broad U.S. large cap exposure within the context of the broader portfolio.

Allocation to U.S. Pharmaceuticals and U.S. Biotechnology comprised approximately 8% and 4% of the Fund respectively, as of December 31, 2019. The Adviser believes that the market is overestimating the risks potential policy changes would have, given the industry’s long-term growth tailwinds.

Allocation to U.S. Interactive Media & Services, which focuses on companies engaged in content and information creation or distribution through proprietary platforms, where revenues are derived primarily through pay-per-click advertisements, is trading at what the Adviser believes is a reasonable price-to-earnings ratio, and was approximately 9% of the Fund as of December 31, 2019.

Allocation to U.S. Software and U.S. Internet Retail provides what the Adviser believes is a multi-year opportunity for the leaders in this space to take advantage of businesses shifting workloads onto Cloud-based platforms. These exposures collectively comprised approximately 14% of the Fund as of December 31, 2019.

DECEMBER 31, 2019	SIX CIRCLES TRUST	7

Six Circles U.S. Unconstrained Equity Fund

FUND COMMENTARY

Twelve Months Ended December 31, 2019 (Unaudited) (continued)

Allocation to U.S. Beverages was approximately 5% of the Fund’s exposure as of December 31, 2019 and reflects the Adviser’s belief that major players in this sector are going through structural changes and are set to improve free cash flows conversion.

At the end of the reporting period, the Fund was allocated to eight strategies managed by one Sub-Adviser, across various sector, sub-industry, and factor exposures as follows.

PORTFOLIO ALLOCATION***
U.S. Dividend Growth (BlackRock)	44%
USA (BlackRock)	16
U.S. Interactive Media & Services (BlackRock)	9
U.S. Software (BlackRock)	9
U.S. Pharmaceuticals (BlackRock)	8
U.S. Beverages (BlackRock)	5
U.S. Internet Retail (BlackRock)	5
U.S. Biotechnology (BlackRock)	4

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at December 31, 2019 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of December 31, 2019. The portfolio allocation is subject to change.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2019
	1 Year	Since Inception (July 9, 2018)
Six Circles U.S. Unconstrained Equity Fund	24.94%	13.53%

GROWTH OF $10,000 REPORT (07/9/18 TO 12/31/19)

1)

Presented percentages may not sum up to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.43% and 0.15% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on July 9, 2018.

The graph illustrates comparative performance for $10,000 invested in the Six Circles U.S. Unconstrained Equity Fund and the MSCI USA Index from July 9, 2018 to December 31, 2019. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI USA Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The MSCI USA Index is designed to measure the performance of the large and mid-cap segments of the U.S. market. With 640 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the United States. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect this information. Without

8	SIX CIRCLES TRUST	DECEMBER 31, 2019

limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

DECEMBER 31, 2019	SIX CIRCLES TRUST	9

Six Circles International Unconstrained Equity Fund

FUND COMMENTARY

Twelve Months Ended December 31, 2019 (Unaudited)

REPORTING PERIOD RETURN
Fund*	18.90%
MSCI World ex USA Index	22.49%

Net Assets as of 12/31/2019 (In Thousands)	$5,355,585

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles International Unconstrained Equity Fund (the “Fund”) seeks to provide capital appreciation. Invests at least 80% of its net assets in equity securities and other instruments with economic characteristics similar to equity securities. Primarily invests in the equity securities of non-U.S. companies and is generally unconstrained by any particular capitalization, style or sector or non-U.S. country.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”), actively allocates the Fund’s investments among a range of indexed investment strategies that are managed by the current sub-adviser, BlackRock Investment Management, LLC (the “Sub-Adviser” or “BlackRock”). For each indexed investment strategy, the Sub-Adviser seeks to replicate the performance of an index or sub-index selected by the Adviser. The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period of January 1, 2019 through December 31, 2019, the Fund posted a positive return on an absolute basis, and underperformed the MSCI World ex USA Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely-recognized index.

Energy and Consumer Staples sectors comprised approximately 40% of the Fund’s sector exposure on a look-through basis at the end of the reporting period, and were the Fund’s largest sector overweights relative to the Index. Both sectors contributed to the Fund’s performance on an absolute basis, but detracted from the Fund’s performance relative to the Index.

Consumer Discretionary, Information Technology and Financials comprised approximately 10% of the Fund’s sector exposure on a look-through basis at the end of the reporting period, and were the Fund’s largest sector underweights relative to the Index. All three of these sectors contributed to the Fund’s performance on an absolute basis, with Consumer Discretionary and Financials contributing to the Fund’s performance relative to the Index, while Information Technology detracted.

Europe comprised approximately 100% of the Fund’s regional exposure at the end of the reporting period, and was the Fund’s largest regional overweight relative to the Index. During the reporting period, Europe exposure contributed to the Fund’s performance on an absolute basis, but detracted from the Fund’s performance relative to the Index.

During the period Japan, Canada and Asia ex-Japan were the Fund’s largest regional underweights relative to the Index. The underweight to Asia ex-Japan detracted both on an absolute basis, and relative to the Index. The underweight to Canada detracted from, while the underweight to Japan contributed to, the Fund’s performance relative to the Index.

The Fund’s allocations to Europe Momentum, Europe Mid Cap, and broad Europe were the largest contributors to the Fund’s return during the reporting period, while the allocation to Asia ex-Japan and Europe Integrated Oil & Gas detracted from the Fund’s return on an absolute basis during the reporting period.

HOW WAS THE FUND POSITIONED?

The Adviser believes that Europe Mid Cap generally performs better than broad Europe and comes with marginally greater risk. The allocation was approximately 29% of the Fund as of December 31, 2019.

Allocation to Europe Integrated Oil & Gas provides what the Adviser believes are attractive valuations as companies have begun to rationalize their capital expenditures driving cash flow generation, leading to improved returns on capital. This allocation comprised approximately 19% of the Fund as of December 31, 2019.

Allocation to Europe Pharmaceuticals comprised approximately 12% of the Fund as of December 31, 2019 and provides what the Adviser believes to be a defensive exposure with attractive fundamentals, within the context of the broader portfolio.

The Adviser believes that allocation to Europe Food, Beverage & Tobacco serves as a defensive anchor in the broader Portfolios with better fundamentals and valuations than many other defensive anchors. This allocation was approximately 10% of the Fund as of December 31, 2019.

10	SIX CIRCLES TRUST	DECEMBER 31, 2019

Allocation to Europe Household & Personal Products provides what the Adviser believes is a defensive industry with potential to rebound after a period of underperformance. This allocation comprised approximately 10% of the Fund as of December 31, 2019.

The Adviser believes that allocation to Europe ex-UK Utilities serves as a defensive position with exposure to renewable energy, which helps diversify against European Energy positions and provides a growth dynamic to the sector. This allocation was approximately 10% of the Fund as of December 31, 2019.

The Adviser believes that European Capital Goods are diversified companies that could benefit from a rebound in economic data. This allocation was approximately 10% of the Fund as of December 31, 2019.

At the end of the reporting period, the Fund was allocated to seven strategies managed by one Sub-Adviser, across various sector and sub-industry exposures as follows.

PORTFOLIO ALLOCATION***
Europe Mid Cap (BlackRock)	29%
Europe Integrated Oil & Gas (BlackRock)	19
Europe Pharmaceuticals (BlackRock)	12
Europe ex-UK Utilities (BlackRock)	10
Europe Food, Beverage & Tobacco (BlackRock)	10
Europe Household & Personal Products (BlackRock)	10
European Capital Goods (BlackRock)	10

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at December 31, 2019 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of December 31, 2019. The portfolio allocation is subject to change.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2019
	1 Year	Since Inception (July 9, 2018)
Six Circles International Unconstrained Equity Fund	18.90%	-1.11%

GROWTH OF $10,000 REPORT (07/9/18 TO 12/31/19)

1)

Presented percentages may not sum up to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.56% and 0.22% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on July 9, 2018.

The graph illustrates comparative performance for $10,000 invested in the Six Circles International Unconstrained Equity Fund and the MSCI World ex-USA Index from July 9, 2018 to December 31, 2019. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI World ex-USA Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The MSCI World ex USA Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries—excluding the United States. With 1,008 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Investors cannot invest directly in an index.

DECEMBER 31, 2019	SIX CIRCLES TRUST	11

Six Circles International Unconstrained Equity Fund

FUND COMMENTARY

Twelve Months Ended December 31, 2019 (Unaudited) (continued)

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

International investing has a greater degree of risk and increased volatility due to political and economic instability of some overseas markets. Changes in currency exchange rates and different accounting and taxation policies outside the U.S. can affect returns.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

12	SIX CIRCLES TRUST	DECEMBER 31, 2019

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — 8.4%
Ally Auto Receivables Trust, Series 2018-3, Class A2, 2.72%, 05/17/2021		154	154
American Express Credit Account Master Trust, Series 2018-4, Class A, 2.99%, 12/15/2023		3,375	3,425
Anchorage Capital CLO Ltd., (Cayman Islands),
Series 2015-7A, Class AR, (ICE LIBOR USD 3 Month + 0.96%), 2.96%, 10/15/2027 (e) (aa)		577	577
Series 2016-8A, Class AR, (ICE LIBOR USD 3 Month + 1.00%), 2.94%, 07/28/2028 (e) (aa)		1,850	1,848
Apidos CLO XXI, (Cayman Islands), Series 2015-21A, Class A1R, (ICE LIBOR USD 3 Month + 0.93%), 2.93%, 07/18/2027 (e) (aa)		1,000	1,000
ARI Fleet Lease Trust, Series 2017-A, Class A2, 1.91%, 04/15/2026 (e)		526	525
Atlas Senior Loan Fund III Ltd., (Cayman Islands), Series 2013-1A, Class AR, (ICE LIBOR USD 3 Month + 0.83%), 2.73%, 11/17/2027 (e) (aa)		595	594
Atrium XII, (Cayman Islands), Series 12A, Class AR, (ICE LIBOR USD 3 Month + 0.83%), 2.78%, 04/22/2027 (e) (aa)		1,000	999
B2R Mortgage Trust, Series 2016-1, Class A, 2.57%, 06/15/2049 (e)		1,167	1,167
BA Credit Card Trust, Series 2017-A2, Class A2, 1.84%, 01/17/2023		2,010	2,010
Bank of The West Auto Trust, Series 2018-1, Class A2, 3.09%, 04/15/2021 (e)		808	809
Battalion CLO X Ltd., (Cayman Islands), Series 2016-10A, Class A1R, (ICE LIBOR USD 3 Month + 1.25%), 3.19%, 01/24/2029 (e) (aa)		1,500	1,500
BlueMountain CLO Ltd., (Cayman Islands), Series 2012-2A, Class AR2, (ICE LIBOR USD 3 Month + 1.05%), 2.95%, 11/20/2028 (e) (aa)		2,100	2,095
BMW Canada Auto Trust, (Canada), Series 2019-1A, Class A1, 2.15%, 10/20/2021 (e)	CAD	1,466	1,129
BMW Vehicle Owner Trust, Series 2016-A, Class A4, 1.37%, 12/27/2022		436	435
Burnham Park CLO Ltd., (Cayman Islands), Series 2016-1A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 3.12%, 10/20/2029 (e) (aa)		500	500
Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4, 1.99%, 07/17/2023		1,615	1,617
Carmax Auto Owner Trust, Series 2019-1, Class A2A, 3.02%, 07/15/2022		1,193	1,198
CarMax Auto Owner Trust,
Series 2017-1, Class A3, 1.98%, 11/15/2021		199	200
Series 2017-2, Class A3, 1.93%, 03/15/2022		375	375

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Series 2017-3, Class A3, 1.97%, 04/15/2022	883	883
Series 2018-3, Class A2A, 2.88%, 10/15/2021	1,064	1,066
CBAM Ltd., (Cayman Islands), Series 2017-3A, Class A, (ICE LIBOR USD 3 Month + 1.23%), 3.23%, 10/17/2029 (e) (aa)	1,140	1,137
Chesapeake Funding II LLC,
Series 2018-2A, Class A1, 3.23%, 08/15/2030 (e)	1,525	1,547
Series 2019-1A, Class A1, 2.94%, 04/15/2031 (e)	1,258	1,274
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A4, 1.87%, 02/15/2022 (e)	1,284	1,283
CIFC Funding Ltd., (Cayman Islands), Series 2014-5A, Class A1R2, (ICE LIBOR USD 3 Month + 1.20%), 3.20%, 10/17/2031 (e) (aa)	750	749
Citibank Credit Card Issuance Trust, Series 2017-A8, Class A8, 1.86%, 08/08/2022	1,185	1,185
CNH Equipment Trust, Series 2019-A, Class A2, 2.96%, 05/16/2022	612	614
Discover Card Execution Note Trust, Series 2019-A2, Class A, (ICE LIBOR USD 1 Month + 0.27%), 2.01%, 12/15/2023 (aa)	4,500	4,504
Drive Auto Receivables Trust,
Series 2019-1, Class A2A, 3.08%, 09/15/2021	35	35
Series 2019-4, Class A3, 2.16%, 05/15/2023	810	809
Enterprise Fleet Financing LLC, Series 2018-2, Class A2, 3.14%, 02/20/2024 (e)	1,225	1,234
Ford Auto Securitization Trust, (Canada), Series 2019-BA, Class A2, 2.32%, 10/15/2023 (e)	CAD 1,000	770
Ford Credit Auto Owner Trust,
Series 2016-C, Class A3, 1.22%, 03/15/2021	124	125
Series 2017-B, Class A3, 1.69%, 11/15/2021	1,126	1,125
Ford Credit Floorplan Master Owner Trust A,
Series 2015-2, Class A1, 1.98%, 01/15/2022	5,206	5,206
Series 2018-3, Class A2, (ICE LIBOR USD 1 Month + 0.40%), 2.14%, 10/15/2023 (aa)	3,000	3,001
Series 2019-1, Class A, 2.84%, 03/15/2024	1,400	1,420
Series 2019-3, Class A2, (ICE LIBOR USD 1 Month + 0.60%), 2.34%, 09/15/2024 (aa)	2,480	2,489
Galaxy XXIII CLO Ltd., (Cayman Islands), Series 2017-23A, Class A, (ICE LIBOR USD 3 Month + 1.28%), 3.22%, 04/24/2029 (e) (aa)	720	720

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	13

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
GM Financial Automobile Leasing Trust, Series 2019-1, Class A2A, 2.91%, 04/20/2021	1,226	1,230
Gracechurch Card Funding plc, (United Kingdom), Series 2018-1A, Class A, (ICE LIBOR USD 1 Month + 0.40%), 2.14%, 07/15/2022 (e) (aa)	200	200
Home Equity Asset Trust, Series 2005-8, Class M1, (ICE LIBOR USD 1 Month + 0.43%), 2.22%, 02/25/2036 (aa)	1,652	1,655
Honda Auto Receivables Owner Trust,
Series 2018-4, Class A2, 2.98%, 05/17/2021	781	783
Series 2018-4, Class A3, 3.16%, 01/17/2023	700	712
ICG US CLO Ltd., (Cayman Islands), Series 2015-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.14%), 3.11%, 10/19/2028 (e) (aa)	1,000	998
Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, SUB, 3.75%, 04/25/2059 (e)	276	278
Marlette Funding Trust, Series 2018-4A, Class A, 3.71%, 12/15/2028 (e)	550	554
Mercedes-Benz Auto Lease Trust, Series 2019-A, Class A2, 3.01%, 02/16/2021	881	883
Navient Private Education Loan Trust, Series 2017-A, Class A2B, (ICE LIBOR USD 1 Month + 0.90%), 2.64%, 12/16/2058 (e) (aa)	1,105	1,104
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 2.53%, 02/18/2042 (e)	561	561
Series 2018-CA, Class A1, 3.01%, 06/16/2042 (e)	1,085	1,088
Navient Student Loan Trust, Series 2018-EA, Class A1, 3.43%, 12/15/2059 (e)	1,101	1,108
Nelnet Student Loan Trust, Series 2019-2A, Class A, (ICE LIBOR USD 1 Month + 0.90%), 2.69%, 06/27/2067 (e) (aa)	1,464	1,460
Neuberger Berman Loan Advisers CLO Ltd., (Cayman Islands), Series 2017-26A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 3.17%, 10/18/2030 (e) (aa)	1,900	1,899
Nissan Auto Receivables Owner Trust,
Series 2017-B, Class A3, 1.75%, 10/15/2021	1,021	1,021
Series 2019-A, Class A2A, 2.82%, 01/18/2022	1,541	1,546
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 2.31%, 12/14/2021 (e)	121	121
Oscar US Funding X LLC, (Japan), Series 2019-1A, Class A2, 3.10%, 04/11/2022 (e)	1,166	1,171

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

OZLM VIII Ltd., (Cayman Islands), Series 2014-8A, Class A1RR, (ICE LIBOR USD 3 Month + 1.17%), 3.17%, 10/17/2029 (e) (aa)	1,180	1,174
OZLM XII Ltd., (Cayman Islands), Series 2015-12A, Class A1R, (ICE LIBOR USD 3 Month + 1.05%), 2.99%, 04/30/2027 (e) (aa)	250	250
OZLM XIV Ltd., (Cayman Islands), Series 2015-14A, Class A1AR, (ICE LIBOR USD 3 Month + 1.16%), 3.46%, 01/15/2029 (e) (aa)	655	655
Palmer Square Loan Funding Ltd., (Cayman Islands), Series 2018-5A, Class A1, (ICE LIBOR USD 3 Month + 0.85%), 2.82%, 01/20/2027 (e) (aa)	1,606	1,602
PFS Financing Corp., Series 2018-C, Class A, (ICE LIBOR USD 1 Month + 0.48%), 2.22%, 04/15/2022 (e) (aa)	1,430	1,429
Regatta Funding LP, (Cayman Islands), Series 2013-2A, Class A1R2, (ICE LIBOR USD 3 Month + 1.25%), 3.25%, 01/15/2029 (e) (aa)	600	600
Santander Drive Auto Receivables Trust, Series 2018-5, Class A3, 3.19%, 03/15/2022	333	333
Securitized Term Auto Receivables Trust, (Canada), Series 2018-2A, Class A2A, 3.06%, 02/25/2021 (e)	355	356
SLC Student Loan Trust, Series 2005-1, Class A3, (ICE LIBOR USD 3 Month + 0.10%), 2.01%, 02/15/2025 (aa)	518	518
SLM Private Education Loan Trust, Series 2011-C, Class A2A, (ICE LIBOR USD 1 Month + 3.25%), 4.99%, 10/17/2044 (e) (aa)	165	165
SLM Student Loan Trust, Series 2003-10A, Class A3, (ICE LIBOR USD 3 Month + 0.47%), 2.36%, 12/15/2027 (e) (aa)	1,798	1,796
SMB Private Education Loan Trust,
Series 2015-A, Class A2A, 2.49%, 06/15/2027 (e)	1,954	1,958
Series 2015-B, Class A2A, 2.98%, 07/15/2027 (e)	1,282	1,288
Series 2016-C, Class A2A, 2.34%, 09/15/2034 (e)	1,126	1,123
Series 2018-A, Class A1, (ICE LIBOR USD 1 Month + 0.35%), 2.09%, 03/16/2026 (e) (aa)	459	459
Series 2018-B, Class A1, (ICE LIBOR USD 1 Month + 0.32%), 2.06%, 12/16/2024 (e) (aa)	274	274
Series 2018-C, Class A1, (ICE LIBOR USD 1 Month + 0.30%), 2.04%, 09/15/2025 (e) (aa)	789	788

SEE NOTES TO FINANCIAL STATEMENTS.

14	SIX CIRCLES TRUST	DECEMBER 31, 2019

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
SoFi Consumer Loan Program Trust,
Series 2019-1, Class A, 3.24%, 02/25/2028 (e)	560	564
Series 2019-3, Class A, 2.90%, 05/25/2028 (e)	726	730
Sofi Professional Loan Program LLC, Series 2018-A, Class A2A, 2.39%, 02/25/2042 (e)	896	898
Sound Point CLO XV Ltd., (Cayman Islands), Series 2017-1A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 3.08%, 01/23/2029 (e) (aa)	500	500
TCI-Symphony CLO Ltd., (Cayman Islands), Series 2016-1A, Class AR, (ICE LIBOR USD 3 Month + 1.16%), 3.16%, 10/13/2029 (e) (aa)	265	265
Toyota Auto Receivables, Series 2016-C, Class A4, 1.32%, 11/15/2021	358	357
Toyota Auto Receivables Owner Trust,
Series 2018-B, Class A3, 2.96%, 09/15/2022	3,500	3,534
Series 2019-A, Class A2A, 2.83%, 10/15/2021	1,288	1,293
Venture XVIII CLO Ltd., (Cayman Islands), Series 2014-18A, Class AR, (ICE LIBOR USD 3 Month + 1.22%), 3.22%, 10/15/2029 (e) (aa)	2,100	2,098
Venture XXIV CLO Ltd., (Cayman Islands), Series 2016-24A, Class AR, (ICE LIBOR USD 3 Month + 1.18%), 3.15%, 10/20/2028 (e) (aa)	105	105
Volkswagen Auto Loan Enhanced Trust, Series 2018-2, Class A2A, 3.05%, 08/20/2021	1,358	1,361
Voya CLO Ltd., (Cayman Islands),
Series 2015-2A, Class AR, (ICE LIBOR USD 3 Month + 0.97%), 2.90%, 07/23/2027 (e) (aa)	750	750
Series 2018-3A, Class A1A, (ICE LIBOR USD 3 Month + 1.15%), 3.15%, 10/15/2031 (e) (aa)	1,150	1,149
VOYA CLO, (Cayman Islands), Series 2017-2A, Class A1, (ICE LIBOR USD 3 Month + 1.21%), 3.21%, 06/07/2030 (e) (aa)	270	270
Wheels SPV 2 LLC, Series 2017-1A, Class A2, 1.88%, 04/20/2026 (e)	235	235
WhiteHorse VIII Ltd., (Cayman Islands), Series 2014-1A, Class AR, (ICE LIBOR USD 3 Month + 0.90%), 2.81%, 05/01/2026 (e) (aa)	489	488

Total Asset-Backed Securities (Cost $100,814)		101,070

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Certificates of Deposit — 1.2%
Financial — 1.2%
Banks — 1.2%
Bank of Montreal, (Canada), (ICE LIBOR USD 3 Month + 0.29%), 2.20%, 08/28/2020 (aa)	4,500	4,506
Credit Suisse AG, (Switzerland), 2.85%, 03/09/2020 (n)	4,000	4,007
Nordea Bank Abp, (Sweden), (ICE LIBOR USD 3 Month + 0.30%), 2.19%, 06/05/2020 (aa)	2,000	2,002
Wells Fargo Bank NA, (United States FEDEF + 0.31%), 1.86%, 08/10/2020 (aa)	3,500	3,500

Total Financial		14,015

Total Certificates of Deposit (Cost $14,006)		14,015

Collateralized Mortgage Obligations — 1.7%
Brass NO plc, (United Kingdom), Series 8A, Class A1, (ICE LIBOR USD 3 Month + 0.70%), 2.81%, 11/16/2066 (e) (aa)	300	300
Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4, Class A1, 3.83%, 08/26/2058 (e)	285	287
Finsbury Square plc, (United Kingdom), Series 2017-2, Class A, (ICE LIBOR GBP 3 Month + 0.68%), 1.46%, 09/12/2065 (aa)	GBP 346	458
FNMA REMICS,
Series 2018-86, Class FN, (ICE LIBOR USD 1 Month + 0.35%), 2.13%, 12/25/2048 (aa)	1,929	1,921
Series 2019-47, Class FD, (ICE LIBOR USD 1 Month + 0.40%), 2.11%, 08/25/2049 (aa)	897	897
GNMA,
Series 2015-H04, Class FA, (ICE LIBOR USD 1 Month + 0.65%), 2.42%, 12/20/2064 (aa)	2,016	2,016
Series 2018-H18, Class FC, (ICE LIBOR USD 1 Month + 0.35%), 2.12%, 08/20/2065 (aa)	2,746	2,733
Series 2019-54, Class KF, (ICE LIBOR USD 1 Month + 0.42%), 2.13%, 05/20/2044 (aa)	1,517	1,516
Hawksmoor Mortgages, (United Kingdom), Series 2019-1A, Class A, (SONIA Deposit Rates Swap 3 Month + 1.05%), 1.76%, 05/25/2053 (e) (aa)	GBP 2,588	3,435
Lanark Master Issuer plc, (United Kingdom), Series 2019-1A, Class 1A1, (ICE LIBOR USD 3 Month + 0.77%), 2.67%, 12/22/2069 (e) (aa)	1,300	1,302
London Wall Mortgage Capital plc, (United Kingdom), Series 2017-FL1, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 0.85%), 1.64%, 11/15/2049 (aa)	GBP 101	135

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	15

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Collateralized Mortgage Obligations — continued
New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		235	248
Ripon Mortgages plc, (United Kingdom),
Series 1X, Class A1, Reg. S, (ICE LIBOR GBP 3 Month + 0.80%), 1.60%, 08/20/2056 (aa)		GBP 219	290
Series 1X, Class A2, Reg. S, (ICE LIBOR GBP 3 Month + 0.80%), 1.60%, 08/20/2056 (aa)		GBP 2,408	3,194
Silverstone Master Issuer plc, (United Kingdom), Series 2019-1A, Class 1A, (ICE LIBOR USD 3 Month + 0.57%), 2.54%, 01/21/2070 (e) (aa)		183	184
Towd Point Mortgage Funding, (United Kingdom), Series 2019-A13A, Class A1, (SONIA Deposit Rate Swap 3 Month + 0.90%), 0.00%, 07/20/2045 (e) (aa)		GBP 900	1,189
Trinity Square plc, (United Kingdom), Series 2015-1X, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 1.15%), 1.94%, 07/15/2051 (aa)	GBP	146	194

Total Collateralized Mortgage Obligations (Cost $19,843)			20,299

Commercial Mortgage-Backed Securities — 3.5%
AREIT Trust,
Series 2018-CRE2, Class A, (ICE LIBOR USD 1 Month + 0.98%), 2.72%, 11/14/2035 (e) (aa)		1,814	1,808
Series 2019-CRE3, Class A, (ICE LIBOR USD 1 Month + 1.02%), 2.76%, 09/14/2036 (e) (aa)		500	499
Aventura Mall Trust, Series 2013-AVM, Class A, 3.74%, 12/05/2032 (e) (z)		1,500	1,510
BAMLL Commercial Mortgage Securities Trust,
Series 2019-AHT, Class A, (ICE LIBOR USD 1 Month + 1.20%), 2.94%, 03/15/2034 (e) (aa)		300	301
Series 2019-RLJ, Class A, (ICE LIBOR USD 1 Month + 1.05%), 2.79%, 04/15/2036 (e) (aa)		400	399
Bancorp Commercial Mortgage Trust, Series 2019-CRE6, Class A, (ICE LIBOR USD 1 Month + 1.05%), 2.82%, 09/15/2036 (e) (aa)		397	398
BX Commercial Mortgage Trust, Series 2018-IND, Class A, (ICE LIBOR USD 1 Month + 0.75%), 2.49%, 11/15/2035 (e) (aa)		1,940	1,939
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A2, 2.67%, 04/10/2048		947	947
COMM, Series 2013-GAM, Class A2, 3.37%, 02/10/2028 (e)		1,500	1,506

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

COMM Mortgage Trust,
Series 2014-UBS2, Class ASB, 3.47%, 03/10/2047	1,643	1,684
Series 2015-CCRE23, Class A2, 2.85%, 05/10/2048	2,327	2,326
Series 2015-CCRE27, Class A2, 2.22%, 10/10/2048	1,160	1,159
Series 2015-LC19, Class A2, 2.79%, 02/10/2048	1,867	1,866
Series 2015-LC19, Class ASB, 3.04%, 02/10/2048	580	592
GPMT Ltd., (Cayman Islands), Series 2018-FL1, Class A, (ICE LIBOR USD 1 Month + 0.90%), 2.66%, 11/21/2035 (e) (aa)	597	596
Grace Mortgage Trust, Series 2014-GRCE, Class A, 3.37%, 06/10/2028 (e)	1,000	1,011
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class A3, 2.77%, 11/10/2045	988	1,000
Series 2013-GCJ14, Class A3, 3.53%, 08/10/2046	147	148
Madison Avenue Trust, Series 2013-650M, Class A, 3.84%, 10/12/2032 (e)	2,000	2,014
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class ASB, 3.91%, 07/15/2046 (z)	281	288
Series 2013-C11, Class AAB, 3.85%, 08/15/2046	739	761
Series 2014-C18, Class A2, 3.19%, 10/15/2047	66	66
Series 2015-C23, Class A2, 2.98%, 07/15/2050	1,691	1,691
Morgan Stanley Capital I Trust,
Series 2012-C4, Class A3, 2.99%, 03/15/2045	421	422
Series 2012-C4, Class AS, 3.77%, 03/15/2045	1,400	1,435
Series 2014-CPT, Class A, 3.35%, 07/13/2029 (e)	1,500	1,522
Series 2019-PLND, Class A, (ICE LIBOR USD 1 Month + 1.00%), 2.74%, 05/15/2036 (e) (aa)	700	699
PFP Ltd., (Cayman Islands), Series 2019-5, Class A, (ICE LIBOR USD 1 Month + 0.97%), 2.71%, 04/14/2036 (e) (aa)	1,500	1,500
Rosslyn Portfolio Trust, Series 2017-ROSS, Class B, (ICE LIBOR USD 1 Month + 1.25%), 2.99%, 06/15/2033 (e) (aa)	455	455
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class AAB, 3.19%, 01/10/2045	751	757
VMC Finance LLC, Series 2018-FL2, Class A, (ICE LIBOR USD 1 Month + 0.92%), 2.66%, 10/15/2035 (e) (aa)	2,095	2,087

SEE NOTES TO FINANCIAL STATEMENTS.

16	SIX CIRCLES TRUST	DECEMBER 31, 2019

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Wells Fargo Commercial Mortgage Trust,
Series 2010-C1, Class A2, 4.39%, 11/15/2043 (e)	1,819	1,830
Series 2012-LC5, Class ASB, 2.53%, 10/15/2045	1,262	1,268
Series 2015-NXS2, Class A2, 3.02%, 07/15/2058	644	646
Series 2016-NXS5, Class A2, 2.71%, 01/15/2059	1,160	1,162
WFRBS Commercial Mortgage Trust,
Series 2012-C9, Class A3, 2.87%, 11/15/2045	1,654	1,680
Series 2013-C12, Class ASB, 2.84%, 03/15/2048	1,374	1,385

Total Commercial Mortgage-Backed Securities (Cost $41,360)		41,357

Corporate Bonds — 38.3%
Basic Materials — 0.3%
Chemicals — 0.3%
DuPont de Nemours, Inc.,
(ICE LIBOR USD 3 Month + 0.71%), 2.62%, 11/15/2020 (aa)	1,500	1,507
3.77%, 11/15/2020	500	507
Syngenta Finance NV, (Netherlands), 3.70%, 04/24/2020 (e)	1,700	1,705

		3,719

Forest Products & Paper — 0.0% (g)
Georgia-Pacific LLC, 5.40%, 11/01/2020 (e)	200	205

Total Basic Materials		3,924

Communications — 1.8%
Advertising — 0.0% (g)
Interpublic Group of Cos., Inc. (The), 3.50%, 10/01/2020	15	15

Media — 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.58%, 07/23/2020	3,100	3,120
Comcast Corp., (ICE LIBOR USD 3 Month + 0.44%), 2.35%, 10/01/2021 (aa)	4,100	4,120

		7,240

Telecommunications — 1.2%
AT&T, Inc.,
(ICE LIBOR USD 3 Month + 0.65%), 2.65%, 01/15/2020 (aa)	4,000	4,001
(ICE LIBOR USD 3 Month + 0.75%), 2.66%, 06/01/2021 (aa)	1,810	1,821
(ICE LIBOR USD 3 Month + 0.93%), 2.89%, 06/30/2020 (aa)	1,733	1,739
(ICE LIBOR USD 3 Month + 0.95%), 2.95%, 07/15/2021 (aa)	500	505
(ICE LIBOR USD 3 Month + 1.18%), 3.07%, 06/12/2024 (aa)	2,000	2,034

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Telecommunications — continued
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.36%, 09/20/2021 (e)	207	209
Verizon Communications, Inc., (ICE LIBOR USD 3 Month + 0.55%), 2.45%, 05/22/2020 (aa)	2,790	2,795
Vodafone Group plc, (United Kingdom), (ICE LIBOR USD 3 Month + 0.99%), 2.99%, 01/16/2024 (aa)	1,100	1,114

		14,218

Total Communications		21,473

Consumer Cyclical — 3.7%
Airlines — 0.1%
WestJet Airlines Ltd., (Canada), 3.50%, 06/16/2021 (e)	600	609

Auto Manufacturers — 3.4%
American Honda Finance Corp., (ICE LIBOR USD 3 Month + 0.35%), 2.24%, 11/05/2021 (aa)	300	301
BMW US Capital LLC,
(ICE LIBOR USD 3 Month + 0.37%), 2.28%, 08/14/2020 (e) (aa)	4,500	4,506
(ICE LIBOR USD 3 Month + 0.50%), 2.40%, 08/13/2021 (e) (aa)	3,400	3,408
(ICE LIBOR USD 3 Month + 0.41%), 2.41%, 04/12/2021 (e) (aa)	100	100
3.25%, 08/14/2020 (e)	200	202
Daimler Finance North America LLC,
(ICE LIBOR USD 3 Month + 0.45%), 2.35%, 02/22/2021 (e) (aa)	700	700
(ICE LIBOR USD 3 Month + 0.63%), 2.67%, 01/06/2020 (e) (aa)	5,735	5,735
2.70%, 08/03/2020 (e)	800	803
3.10%, 05/04/2020 (e)	1,105	1,109
Ford Motor Credit Co. LLC,
(ICE LIBOR USD 3 Month + 0.43%), 2.33%, 11/02/2020 (aa)	1,000	994
2.34%, 11/02/2020	600	599
2.43%, 06/12/2020	200	200
(ICE LIBOR USD 3 Month + 1.00%), 3.01%, 01/09/2020 (aa)	1,500	1,500
(ICE LIBOR USD 3 Month + 1.27%), 3.23%, 03/28/2022 (aa)	300	298
General Motors Financial Co., Inc.,
(ICE LIBOR USD 3 Month + 0.54%), 2.45%, 11/06/2020 (aa)	500	499
2.45%, 11/06/2020	1,922	1,927
(ICE LIBOR USD 3 Month + 0.85%), 2.86%, 04/09/2021 (aa)	1,000	1,002
(ICE LIBOR USD 3 Month + 1.10%), 3.01%, 11/06/2021 (aa)	730	732
3.70%, 11/24/2020	2,900	2,934
4.20%, 03/01/2021	1,500	1,533
Harley-Davidson Financial Services, Inc., 2.15%, 02/26/2020 (e)	1,500	1,500

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	17

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Auto Manufacturers — continued
Hyundai Capital America, 2.60%, 03/19/2020 (e)	800	801
Reg. S, (ICE LIBOR USD 3 Month + 0.82%), 2.71%, 03/12/2021 (aa)	2,200	2,205
(ICE LIBOR USD 3 Month + 0.80%), 2.71%, 04/03/2020 (e) (aa)	100	100
(ICE LIBOR USD 3 Month + 1.00%), 2.90%, 09/18/2020 (e) (aa)	100	100
Nissan Motor Acceptance Corp., 2.15%, 07/13/2020 (e)	200	200
Reg. S, (ICE LIBOR USD 3 Month + 0.39%), 2.35%, 09/28/2020 (aa)	800	800
(ICE LIBOR USD 3 Month + 0.52%), 2.41%, 03/15/2021 (e) (aa)	200	200
(ICE LIBOR USD 3 Month + 0.69%), 2.65%, 09/28/2022 (e) (aa)	1,800	1,796
(ICE LIBOR USD 3 Month + 0.65%), 2.65%, 07/13/2022 (e) (aa)	600	599
(ICE LIBOR USD 3 Month + 0.89%), 2.89%, 01/13/2022 (e) (aa)	40	40
Toyota Motor Credit Corp.,
(ICE LIBOR USD 3 Month + 0.10%), 2.11%, 01/10/2020 (aa)	1,200	1,200
(ICE LIBOR USD 3 Month + 0.28%), 2.28%, 04/13/2021 (aa)	500	501
Volkswagen Group of America Finance LLC, 2.70%, 09/26/2022 (e)	200	202
(ICE LIBOR USD 3 Month + 0.86%), 2.79%, 09/24/2021 (e) (aa)	1,000	1,007
4.00%, 11/12/2021 (e)	400	414
Volkswagen International Finance NV, (Netherlands), 4.00%, 08/12/2020 (e)	600	607

		41,354

Auto Parts & Equipment — 0.0% (g)
ZF North America Capital, Inc., 4.00%, 04/29/2020 (e)	650	653

Lodging — 0.1%
Las Vegas Sands Corp., 3.20%, 08/08/2024	700	721

Retail — 0.1%
McDonald’s Corp., (ICE LIBOR USD 3 Month + 0.43%), 2.37%, 10/28/2021 (aa)	1,000	1,003

Total Consumer Cyclical		44,340

Consumer Non-cyclical — 7.0%
Agriculture — 1.1%
BAT Capital Corp.,
(ICE LIBOR USD 3 Month + 0.59%), 2.50%, 08/14/2020 (aa)	400	401
2.76%, 08/15/2022	2,200	2,232
(ICE LIBOR USD 3 Month + 0.88%), 2.79%, 08/15/2022 (aa)	3,200	3,216

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Agriculture — continued
Imperial Brands Finance plc, (United Kingdom), 2.95%, 07/21/2020 (e)	1,000	1,003
3.75%, 07/21/2022 (e)	2,800	2,883
Reynolds American, Inc., 4.00%, 06/12/2022	300	312
6.88%, 05/01/2020	2,927	2,974

		13,021

Biotechnology — 0.6%
Amgen, Inc., (ICE LIBOR USD 3 Month + 0.45%), 2.35%, 05/11/2020 (aa)	950	951
Gilead Sciences, Inc., 2.55%, 09/01/2020	6,440	6,468

		7,419

Commercial Services — 1.4%
Central Nippon Expressway Co. Ltd., (Japan),
Reg. S, 2.36%, 05/28/2021	10,000	10,017
Reg. S, 2.38%, 09/17/2020	500	500
Reg. S, (ICE LIBOR USD 3 Month + 0.56%), 2.45%, 11/02/2021 (aa)	3,600	3,603
Equifax, Inc., (ICE LIBOR USD 3 Month + 0.87%), 2.78%, 08/15/2021 (aa)	2,800	2,810

		16,930

Food — 0.4%
Conagra Brands, Inc.,
(ICE LIBOR USD 3 Month + 0.50%), 2.51%, 10/09/2020 (aa)	900	901
3.80%, 10/22/2021	300	310
General Mills, Inc., (ICE LIBOR USD 3 Month + 0.54%), 2.54%, 04/16/2021 (aa)	1,840	1,846
Tyson Foods, Inc.,
(ICE LIBOR USD 3 Month + 0.45%), 2.34%, 08/21/2020 (aa)	150	150
(ICE LIBOR USD 3 Month + 0.55%), 2.46%, 06/02/2020 (aa)	500	500
Wm Wrigley Jr Co., 3.38%, 10/21/2020 (e)	500	505

		4,212

Healthcare—Services — 0.1%
Fresenius Medical Care US Finance II, Inc., 4.13%, 10/15/2020 (e)	1,600	1,616

Pharmaceuticals — 3.4%
AbbVie, Inc., 2.15%, 11/19/2021 (e)	1,300	1,302
(ICE LIBOR USD 3 Month + 0.35%), 2.24%, 05/21/2021 (e) (aa)	3,400	3,404
2.50%, 05/14/2020	10,090	10,105
(ICE LIBOR USD 3 Month + 0.65%), 2.54%, 11/21/2022 (e) (aa)	900	904
Allergan Funding SCS, (Luxembourg), 3.00%, 03/12/2020	6,480	6,485
Bayer US Finance II LLC,
(ICE LIBOR USD 3 Month + 0.63%), 2.58%, 06/25/2021 (e) (aa)	1,150	1,154

SEE NOTES TO FINANCIAL STATEMENTS.

18	SIX CIRCLES TRUST	DECEMBER 31, 2019

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
(ICE LIBOR USD 3 Month + 1.01%), 2.90%, 12/15/2023 (e) (aa)	3,400	3,420
Becton Dickinson and Co., (ICE LIBOR USD 3 Month + 1.03%), 2.92%, 06/06/2022 (aa)	945	952
Bristol-Myers Squibb Co.,
(ICE LIBOR USD 3 Month + 0.20%), 2.10%, 11/16/2020 (e) (aa)	3,550	3,552
(ICE LIBOR USD 3 Month + 0.38%), 2.28%, 05/16/2022 (e) (aa)	1,200	1,204
Cigna Corp., 3.20%, 09/17/2020	1,765	1,779
CVS Health Corp.,
(ICE LIBOR USD 3 Month + 0.63%), 2.52%, 03/09/2020 (aa)	100	100
(ICE LIBOR USD 3 Month + 0.72%), 2.61%, 03/09/2021 (aa)	3,580	3,602
2.80%, 07/20/2020	2,430	2,437
GlaxoSmithKline Capital plc, (United Kingdom), (ICE LIBOR USD 3 Month + 0.35%), 2.26%, 05/14/2021 (aa)	750	751
Shire Acquisitions Investments Ireland DAC, (Ireland), 2.40%, 09/23/2021	40	40

		41,191

Total Consumer Non-cyclical		84,389

Diversified — 0.1%
Holding Companies—Diversified — 0.1%
CK Hutchison International 17 II Ltd., (Cayman Islands),
2.25%, 09/29/2020 (e)	200	200
Reg. S, 2.25%, 09/29/2020	1,500	1,499

Total Diversified		1,699

Energy — 2.2%
Coal — 0.0% (g)
China Shenhua Overseas Capital Co. Ltd., (British Virgin Islands), Reg. S, 3.13%, 01/20/2020	510	510

Oil & Gas — 0.7%
BG Energy Capital plc, (United Kingdom), 4.00%, 10/15/2021 (e)	750	775
BP Capital Markets plc, (United Kingdom), 2.32%, 02/13/2020	1,174	1,174
CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.63%, 05/05/2020	3,250	3,254
EQT Corp., (ICE LIBOR USD 3 Month + 0.77%), 2.68%, 10/01/2020 (aa)	800	798
Occidental Petroleum Corp., (ICE LIBOR USD 3 Month + 1.45%), 3.36%, 08/15/2022 (aa)	1,900	1,910
Petronas Global Sukuk Ltd., (Malaysia), Reg. S, 2.71%, 03/18/2020	200	200
Phillips 66, (ICE LIBOR USD 3 Month + 0.75%), 2.75%, 04/15/2020 (e) (aa)	500	500

		8,611

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Pipelines — 1.5%
Enbridge, Inc., (Canada), (ICE LIBOR USD 3 Month + 0.70%), 2.59%, 06/15/2020 (aa)	6,000	6,010
Enterprise Products Operating LLC, 5.20%, 09/01/2020	3,500	3,573
Florida Gas Transmission Co. LLC, 5.45%, 07/15/2020 (e)	500	508
Rockies Express Pipeline LLC, 5.63%, 04/15/2020 (e)	1,200	1,213
TransCanada PipeLines Ltd., (Canada), 3.80%, 10/01/2020	3,350	3,393
Williams Cos., Inc. (The), 4.13%, 11/15/2020	500	506
5.25%, 03/15/2020	2,025	2,037

		17,240

Total Energy		26,361

Financial — 15.9%
Banks — 12.3%
Aozora Bank Ltd., (Japan), Reg. S, 2.75%, 03/09/2020	200	200
Australia & New Zealand Banking Group Ltd., (Australia), (ICE LIBOR USD 3 Month + 0.32%), 2.22%, 11/09/2020 (e) (aa)	4,000	4,005
2.70%, 11/16/2020	1,750	1,763
Banco Santander Chile, (Chile), (ICE LIBOR USD 3 Month + 1.20%), 3.11%, 11/28/2021 (aa)	3,000	3,036
Bank of America Corp.,
(ICE LIBOR USD 3 Month + 0.63%), 2.33%, 10/01/2021 (aa)	2,850	2,858
(ICE LIBOR USD 3 Month + 0.65%), 2.60%, 06/25/2022 (aa)	1,700	1,710
(ICE LIBOR USD 3 Month + 0.66%), 2.37%, 07/21/2021 (aa)	100	100
(ICE LIBOR USD 3 Month + 1.18%), 3.15%, 10/21/2022 (aa)	1,000	1,015
(ICE LIBOR USD 3 Month + 1.42%), 3.39%, 04/19/2021 (aa)	3,000	3,047
Bank of Montreal, (Canada),
(ICE LIBOR USD 3 Month + 0.34%), 2.34%, 07/13/2020 (aa)	2,350	2,353
(ICE LIBOR USD 3 Month + 0.79%), 2.71%, 08/27/2021 (aa)	100	101
Barclays plc, (United Kingdom), 2.88%, 06/08/2020	2,000	2,004
BPCE SA, (France), (ICE LIBOR USD 3 Month + 1.22%), 3.12%, 05/22/2022 (e) (aa)	1,000	1,014
Citibank NA,
(ICE LIBOR USD 3 Month + 0.60%), 2.50%, 05/20/2022 (aa)	1,600	1,606
3.05%, 05/01/2020	1,750	1,755
Citigroup, Inc., 2.65%, 10/26/2020	100	100

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	19

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(ICE LIBOR USD 3 Month + 1.07%), 2.96%, 12/08/2021 (aa)	2,000	2,027
Citizens Bank NA, (ICE LIBOR USD 3 Month + 0.54%), 2.45%, 03/02/2020 (aa)	5,000	5,002
Commonwealth Bank of Australia, (Australia), 2.05%, 09/18/2020 (e)	500	500
2.40%, 11/02/2020	1,750	1,758
Credit Suisse Group Funding Guernsey Ltd., (Guernsey), 2.75%, 03/26/2020	5,800	5,807
Danske Bank A/S, (Denmark), (ICE LIBOR USD 3 Month + 1.25%), 3.00%, 09/20/2022 (e) (aa)	1,000	1,009
DNB Bank ASA, (Norway), (ICE LIBOR USD 3 Month + 0.62%), 2.53%, 12/02/2022 (e) (aa)	2,000	2,010
Fifth Third Bank, (ICE LIBOR USD 3 Month + 0.25%), 2.19%, 10/30/2020 (aa)	1,000	1,001
First Abu Dhabi Bank PJSC, (United Arab Emirates), Reg. S, (ICE LIBOR USD 3 Month + 0.95%), 2.95%, 04/16/2022 (aa)	1,700	1,706
Goldman Sachs Group, Inc. (The), 2.35%, 11/15/2021	55	55
2.75%, 09/15/2020	50	50
(ICE LIBOR USD 3 Month + 1.17%), 3.08%, 11/15/2021 (aa)	750	756
(ICE LIBOR USD 3 Month + 1.16%), 3.09%, 04/23/2020 (aa)	3,800	3,809
(ICE LIBOR USD 3 Month + 1.36%), 3.30%, 04/23/2021 (aa)	100	101
HSBC Holdings plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 0.60%), 2.50%, 05/18/2021 (aa)	1,700	1,702
(ICE LIBOR USD 3 Month + 1.00%), 2.90%, 05/18/2024 (aa)	3,000	3,024
(ICE LIBOR USD 3 Month + 1.66%), 3.57%, 05/25/2021 (aa)	1,450	1,475
Huntington National Bank (The), 2.38%, 03/10/2020	1,500	1,501
2.88%, 08/20/2020	400	402
ING Groep NV, (Netherlands), (ICE LIBOR USD 3 Month + 1.15%), 3.11%, 03/29/2022 (aa)	1,700	1,723
KEB Hana Bank, (South Korea), (ICE LIBOR USD 3 Month + 0.70%), 2.64%, 10/02/2022 (e) (aa)	400	401
Lloyds Bank plc, (United Kingdom), 5.80%, 01/13/2020 (e)	500	501
Lloyds Banking Group plc, (United Kingdom), (ICE LIBOR USD 3 Month + 0.80%), 2.73%, 06/21/2021 (aa)	1,000	1,006
Mitsubishi UFJ Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 0.79%), 2.73%, 07/25/2022 (aa)	3,400	3,421

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(ICE LIBOR USD 3 Month + 1.06%), 2.95%, 09/13/2021 (aa)	1,400	1,415
Mizuho Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 0.88%), 2.77%, 09/11/2022 (aa)	3,400	3,429
(ICE LIBOR USD 3 Month + 0.94%), 2.85%, 02/28/2022 (aa)	1,000	1,008
(ICE LIBOR USD 3 Month + 1.48%), 3.48%, 04/12/2021 (e) (aa)	1,000	1,014
Morgan Stanley,
(ICE LIBOR USD 3 Month + 0.55%), 2.45%, 02/10/2021 (aa)	3,300	3,302
2.50%, 04/21/2021	50	50
2.80%, 06/16/2020	5,300	5,322
(ICE LIBOR USD 3 Month + 0.93%), 2.88%, 07/22/2022 (aa)	2,700	2,726
(ICE LIBOR USD 3 Month + 1.18%), 3.15%, 01/20/2022 (aa)	1,000	1,009
MUFG Bank Ltd., (Japan), 2.30%, 03/05/2020 (e)	1,750	1,751
MUFG Union Bank NA, (United States SOFR + 0.71%), 2.25%, 12/09/2022 (aa)	700	700
National Australia Bank Ltd., (Australia), (ICE LIBOR USD 3 Month + 1.00%), 3.00%, 07/12/2021 (e) (aa)	1,150	1,164
NatWest Markets plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.40%), 3.36%, 09/29/2022 (e) (aa)	2,100	2,131
Nordea Bank Abp, (Finland), 2.13%, 05/29/2020 (e)	2,000	2,001
(ICE LIBOR USD 3 Month + 0.47%), 2.38%, 05/29/2020 (e) (aa)	1,500	1,502
(ICE LIBOR USD 3 Month + 0.94%), 2.85%, 08/30/2023 (e) (aa)	200	200
QNB Finance Ltd., (Cayman Islands),
Reg. S, (ICE LIBOR USD 3 Month + 1.00%), 2.90%, 05/02/2022 (aa)	3,100	3,100
Reg. S, (ICE LIBOR USD 3 Month + 1.35%), 3.26%, 05/31/2021 (aa)	1,200	1,208
Royal Bank of Scotland Group plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.47%), 3.38%, 05/15/2023 (aa)	400	404
(ICE LIBOR USD 3 Month + 1.55%), 3.50%, 06/25/2024 (aa)	900	914
Santander UK plc, (United Kingdom), 2.13%, 11/03/2020	2,400	2,403
2.38%, 03/16/2020	200	200
(ICE LIBOR USD 3 Month + 0.66%), 2.57%, 11/15/2021 (aa)	200	201
Skandinaviska Enskilda Banken AB, (Sweden),
(ICE LIBOR USD 3 Month + 0.43%), 2.33%, 05/17/2021 (e) (aa)	1,500	1,503

SEE NOTES TO FINANCIAL STATEMENTS.

20	SIX CIRCLES TRUST	DECEMBER 31, 2019

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(ICE LIBOR USD 3 Month + 0.65%), 2.53%, 12/12/2022 (e) (aa)	500	502
2.63%, 11/17/2020 (e)	200	201
Standard Chartered plc, (United Kingdom), 3.05%, 01/15/2021 (e)	1,000	1,006
State Bank of India, (India), Reg. S, (ICE LIBOR USD 3 Month + 0.95%), 2.99%, 04/06/2020 (aa)	2,800	2,802
Sumitomo Mitsui Banking Corp., (Japan), 2.45%, 01/16/2020	2,000	2,000
Sumitomo Mitsui Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 0.78%), 2.78%, 07/12/2022 (aa)	3,400	3,420
(ICE LIBOR USD 3 Month + 1.68%), 3.57%, 03/09/2021 (aa)	100	101
Svenska Handelsbanken AB, (Sweden), (ICE LIBOR USD 3 Month + 0.36%), 2.25%, 09/08/2020 (aa)	2,500	2,504
Synchrony Bank, (ICE LIBOR USD 3 Month + 0.63%), 2.59%, 03/30/2020 (aa)	2,200	2,202
Truist Bank,
(ICE LIBOR USD 3 Month + 0.50%), 2.44%, 10/26/2021 (aa)	1,180	1,181
(ICE LIBOR USD 3 Month + 0.59%), 2.49%, 05/17/2022 (aa)	1,000	1,005
Truist Financial Corp., (ICE LIBOR USD 3 Month + 0.57%), 2.46%, 06/15/2020 (aa)	4,000	4,007
UBS AG, (Switzerland), 2.45%, 12/01/2020 (e)	2,400	2,408
(ICE LIBOR USD 3 Month + 0.58%), 2.47%, 06/08/2020 (e) (aa)	2,100	2,104
UBS Group AG, (Switzerland), (ICE LIBOR USD 3 Month + 1.78%), 3.77%, 04/14/2021 (e) (aa)	3,400	3,464
Wells Fargo & Co.,
(ICE LIBOR USD 3 Month + 0.68%), 2.62%, 01/30/2020 (aa)	1,500	1,501
(ICE LIBOR USD 3 Month + 0.93%), 2.83%, 02/11/2022 (aa)	1,500	1,510
(ICE LIBOR USD 3 Month + 0.88%), 2.83%, 07/22/2020 (aa)	4,000	4,017
(ICE LIBOR USD 3 Month + 1.01%), 2.90%, 12/07/2020 (aa)	100	101
Wells Fargo Bank NA,
(ICE LIBOR USD 3 Month + 0.62%), 2.54%, 05/27/2022 (aa)	3,000	3,013
(ICE LIBOR USD 3 Month + 0.49%), 3.33%, 07/23/2021 (aa)	2,000	2,016
Westpac Banking Corp., (Australia), 2.60%, 11/23/2020	500	503

		147,639

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Financial Services — 2.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland), 4.25%, 07/01/2020	600	606
4.45%, 12/16/2021	700	729
4.50%, 05/15/2021	300	310
4.63%, 10/30/2020	5,580	5,692
Aircastle Ltd., (Bermuda), 5.50%, 02/15/2022	1,350	1,436
American Express Co.,
(ICE LIBOR USD 3 Month + 0.33%), 2.27%, 10/30/2020 (aa)	2,000	2,003
(ICE LIBOR USD 3 Month + 0.53%), 2.43%, 05/17/2021 (aa)	1,000	1,004
2.75%, 05/20/2022	3,300	3,360
BOC Aviation Ltd., (Singapore),
Reg. S, 2.38%, 09/15/2021	2,200	2,192
(ICE LIBOR USD 3 Month + 1.05%), 2.95%, 05/02/2021 (e) (aa)	200	201
Capital One Financial Corp., 2.40%, 10/30/2020	3,000	3,009
2.50%, 05/12/2020	1,000	1,002
GE Capital International Funding Co. Unlimited Co., (Ireland), 2.34%, 11/15/2020	3,100	3,102
Mitsubishi UFJ Lease & Finance Co. Ltd., (Japan), 2.65%, 09/19/2022 (e)	800	805
Reg. S, 2.75%, 10/21/2020	2,500	2,512
Nomura Holdings, Inc., (Japan), 6.70%, 03/04/2020	200	201

		28,164

Insurance — 0.8%
AIA Group Ltd., (Hong Kong), (ICE LIBOR USD 3 Month + 0.52%), 2.43%, 09/20/2021 (e) (aa)	3,400	3,400
American International Group, Inc., 3.38%, 08/15/2020	7	7
Metropolitan Life Global Funding I,
(United States SOFR + 0.50%), 2.04%, 05/28/2021 (e) (aa)	3,900	3,908
(ICE LIBOR USD 3 Month + 0.23%), 2.26%, 01/08/2021 (e) (aa)	2,000	2,001

		9,316

Real Estate — 0.3%
Qatari Diar Finance QSC, (Qatar), Reg. S, 5.00%, 07/21/2020	3,800	3,857
Sinochem Overseas Capital Co. Ltd., (British Virgin Islands), Reg. S, 4.50%, 11/12/2020	200	204

		4,061

Savings & Loans — 0.1%
Nationwide Building Society, (United Kingdom),
Reg. S, 2.35%, 01/21/2020	200	200
6.25%, 02/25/2020 (e)	1,000	1,006

		1,206

Total Financial		190,386

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	21

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Industrial — 3.6%
Aerospace/Defense — 0.7%
Boeing Co. (The), 4.88%, 02/15/2020	4,250	4,263
L3Harris Technologies, Inc., (ICE LIBOR USD 3 Month + 0.48%), 2.42%, 04/30/2020 (aa)	200	200
Northrop Grumman Corp., 2.08%, 10/15/2020	2,000	2,002
Rolls-Royce plc, (United Kingdom), 2.38%, 10/14/2020 (e)	1,500	1,506
United Technologies Corp., 3.35%, 08/16/2021	480	492

		8,463

Electronics — 0.1%
Tyco Electronics Group SA, (Luxembourg), (ICE LIBOR USD 3 Month + 0.45%), 2.34%, 06/05/2020 (aa)	1,000	1,001

Machinery—Construction & Mining — 0.3%
Caterpillar Financial Services Corp., Series I, (ICE LIBOR USD 3 Month + 0.39%), 2.29%, 05/17/2021 (aa)	3,000	3,009

Machinery—Diversified — 0.3%
John Deere Capital Corp., (ICE LIBOR USD 3 Month + 0.18%), 2.22%, 01/07/2020 (aa)	3,000	3,000

Miscellaneous Manufacturers — 0.9%
General Electric Co., 5.50%, 01/08/2020	6,265	6,267
5.55%, 05/04/2020	1,500	1,516
Siemens Financieringsmaatschappij NV, (Netherlands), 2.15%, 05/27/2020 (e)	3,250	3,254

		11,037

Transportation — 0.7%
Ryder System, Inc., 2.50%, 05/11/2020	1,843	1,845
2.65%, 03/02/2020	3,800	3,801
2.88%, 06/01/2022	1,500	1,523
United Parcel Service of America, Inc., 8.38%, 04/01/2020	1,356	1,377

		8,546

Trucking & Leasing — 0.6%
Aviation Capital Group LLC, 2.88%, 01/20/2022 (e)	3,300	3,324
GATX Corp., (ICE LIBOR USD 3 Month + 0.72%), 2.61%, 11/05/2021 (aa)	500	502
Penske Truck Leasing Co. Lp / PTL Finance Corp., 3.20%, 07/15/2020 (e)	3,700	3,716

		7,542

Total Industrial		42,598

Technology — 2.8%
Computers — 0.8%
Dell International LLC / EMC Corp., 4.42%, 06/15/2021 (e)	2,150	2,213

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Computers — continued
Hewlett Packard Enterprise Co.,
(ICE LIBOR USD 3 Month + 0.72%), 2.76%, 10/05/2021 (aa)	1,464	1,464
3.60%, 10/15/2020	1,250	1,264
IBM Credit LLC, (ICE LIBOR USD 3 Month + 0.47%), 2.38%, 11/30/2020 (aa)	420	421
International Business Machines Corp., 1.90%, 01/27/2020	4,500	4,500

		9,862

Semiconductors — 1.1%
Broadcom Corp. / Broadcom Cayman Finance Ltd.,
2.20%, 01/15/2021	650	650
2.38%, 01/15/2020	100	100
3.00%, 01/15/2022	800	812
Broadcom, Inc., 3.13%, 04/15/2021 (e)	6,300	6,377
Intel Corp., (ICE LIBOR USD 3 Month + 0.08%), 1.98%, 05/11/2020 (aa)	1,500	1,500
NXP BV / NXP Funding LLC, (Netherlands), 3.88%, 09/01/2022 (e)	400	415
4.13%, 06/01/2021 (e)	2,800	2,871

		12,725

Software — 0.9%
Adobe, Inc., 4.75%, 02/01/2020	5,200	5,211
Fidelity National Information Services, Inc., 3.63%, 10/15/2020	3,850	3,893
Fiserv, Inc., 2.70%, 06/01/2020	470	471
VMware, Inc., 2.30%, 08/21/2020	1,700	1,703

		11,278

Total Technology		33,865

Utilities — 0.9%
Electric — 0.9%
Chugoku Electric Power Co., Inc. (The), (Japan), Reg. S, 2.70%, 03/16/2020	3,300	3,301
Duke Energy Corp., (ICE LIBOR USD 3 Month + 0.65%), 2.54%, 03/11/2022 (aa)	2,000	2,014
Electricite de France SA, (France), 4.60%, 01/27/2020 (e)	4,000	4,007
Sempra Energy, (ICE LIBOR USD 3 Month + 0.50%), 2.50%, 01/15/2021 (aa)	200	200
Southern Co. (The), 2.75%, 06/15/2020	1,181	1,184

Total Utilities		10,706

Total Corporate Bonds (Cost $458,104)		459,741

Foreign Government Securities — 1.5%
Export-Import Bank of India, (India),
Reg. S, 2.75%, 08/12/2020	200	200
Reg. S, (ICE LIBOR USD 3 Month + 1.00%), 2.89%, 08/21/2022 (aa)	3,400	3,396
Export-Import Bank of Korea, (South Korea), (ICE LIBOR USD 3 Month + 0.58%), 2.48%, 06/01/2021 (aa)	6,250	6,275

SEE NOTES TO FINANCIAL STATEMENTS.

22	SIX CIRCLES TRUST	DECEMBER 31, 2019

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Korea Expressway Corp., (South Korea), 3.63%, 10/22/2021 (e)	1,000	1,026
Mexican Bonos, (Mexico), Series M, 7.25%, 12/09/2021	MXN 136,910	7,301

Total Foreign Government Securities (Cost $18,033)		18,198

Mortgage-Backed Securities — 4.2%
FNMA or FHLMC, Single Family, 30 years,
TBA, 3.00%, 02/01/2049 (w)	3,400	3,445
TBA, 3.50%, 01/01/2049 (w)	6,800	6,993
TBA, 4.00%, 02/15/2049 (w)	16,800	17,480
FNMA Pool, Single Family, 15 years, 3.50%, 04/01/2033	839	876
3.50%, 11/01/2033	12,056	12,500
3.50%, 01/01/2034	8,963	9,283

Total Mortgage-Backed Securities (Cost $49,791)		50,577

U.S. Treasury Obligations — 7.8%
U.S. Treasury Floating Rate Notes,
(U.S. Treasury 3 Month Bill Market Yield + 0.12%), 1.64%, 01/31/2021 (aa)	10,000	9,996
(U.S. Treasury 3 Month Bill Market Yield + 0.22%), 1.75%, 07/31/2021 (aa)	4,500	4,502
U.S. Treasury Inflation Indexed Notes, 0.13%, 04/15/2022 (dd)	2,434	2,430
0.13%, 01/15/2023	10,369	10,368
0.38%, 07/15/2023	10,118	10,258
0.63%, 04/15/2023	26,523	26,933
U.S. Treasury Notes, 1.38%, 02/29/2020	1,000	1,000
1.38%, 08/31/2020	326	325
1.38%, 10/31/2020	2,172	2,167
1.50%, 06/15/2020	10,000	9,996
1.50%, 08/15/2020	1,086	1,085
1.50%, 10/31/2024	400	397
2.00%, 07/31/2020	7,000	7,014
2.63%, 07/31/2020	543	546
2.75%, 09/30/2020	1,629	1,642
2.88%, 10/31/2020	5,100	5,151

Total U.S. Treasury Obligations (Cost $92,902)		93,810

Short-Term Investments — 35.3%
Certificates of Deposit — 3.5%
Bank of Nova Scotia, (Canada), (ICE LIBOR USD 3 Month + 0.06%), 1.95%, 05/07/2020 (aa)	4,000	4,001
Barclays Bank plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 0.28%), 2.17%, 05/07/2020 (aa)	2,000	2,000
(ICE LIBOR USD 3 Month + 0.45%), 2.48%, 10/08/2020 (aa)	3,000	3,001
Bayerische Landesbank, (Germany), 1.93%, 01/29/2020 (n)	5,000	5,001

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Certificates of Deposit — continued
Canadian Imperial Bank of Commerce, (Canada), 2.03%, 01/16/2020 (n)	2,500	2,500
Credit Agricole Corporate and Investment Bank, (France), (United States FEDEF + 0.33%), 1.88%, 06/12/2020 (aa)	4,000	4,001
Emirates NBD PJSC, (United Arab Emirates), 2.85%, 05/04/2020	1,100	1,102
3.00%, 03/06/2020	400	401
MUFG Bank Ltd., (Japan), 2.97%, 01/28/2020 (n)	1,000	1,001
Natixis SA, (France), (ICE LIBOR USD 1 Month + 0.29%), 1.99%, 06/05/2020 (aa)	4,500	4,502
Societe Generale, (France), (ICE LIBOR USD 3 Month + 0.18%), 2.12%, 04/24/2020 (aa)	4,000	4,001
Standard Chartered Bank, (United Kingdom), 1.92%, 04/14/2020 (n)	4,500	4,500
Sumitomo Mitsui Banking Corp., (Japan), 1.94%, 04/13/2020 (n)	4,500	4,501
Toronto-Dominion Bank (The), (Canada), 2.05%, 04/23/2020 (n)	850	850

Total Certificates of Deposit		41,362

Commercial Papers — 6.5%
Australia & New Zealand Banking Group Ltd., (Australia), (ICE LIBOR USD 3 Month + 0.11%), 2.03%, 11/27/2020 (e) (aa)	5,000	5,000
BAT International Finance plc, (United Kingdom), 2.26%, 03/13/2020 (e) (n)	1,170	1,165
Commonwealth Bank of Australia, (Australia), (ICE LIBOR USD 1 Month + 0.17%), 1.88%, 04/02/2020 (e) (aa)	3,000	2,999
DNB Bank ASA, (Norway), (ICE LIBOR USD 3 Month + 0.04%), 1.93%, 03/09/2020 (e) (aa)	4,500	4,500
Electricite de France SA, (France), 2.01%, 01/21/2020 (e) (n)	3,000	2,996
Encana Corp., (Canada), Series USCP, 2.21%, 01/07/2020 (e) (n)	3,400	3,399
Entergy Corp., 2.01%, 01/14/2020 (e) (n)	3,000	2,998
Ford Motor Credit Co. LLC, 3.43%, 01/21/2020 (e) (n)	1,400	1,398
LVMH Moet Hennessy Louis Vuitton, Inc., 1.91%, 04/08/2020 (e) (n)	5,000	4,976
Macquarie Bank Ltd., (Australia), (ICE LIBOR USD 1 Month + 0.25%), 1.96%, 07/09/2020 (e) (aa)	4,800	4,800
National Australia Bank Ltd., (Australia), (ICE LIBOR USD 1 Month + 0.18%), 1.97%, 06/25/2020 (e) (aa)	4,500	4,500
National Securities Clearing Corp., 1.87%, 06/03/2020 (e) (n)	5,000	4,961
Nissan Motor Acceptance Corp., 2.22%, 06/12/2020 (e) (n)	1,200	1,188

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	23

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Short-Term Investments — continued
Commercial Papers — continued
Pfizer, Inc., 1.98%, 02/13/2020 (e) (n)		4,500	4,491
Royal Bank of Canada, (Canada), (United States FEDEF + 0.28%), 1.83%, 04/09/2020 (e) (aa)		2,000	2,000
Shell International Finance BV, (Netherlands), 1.99%, 09/28/2020 (e) (n)		4,500	4,435
Skandinaviska Enskilda Banken AB, (Sweden), Series GLOB, 1.97%, 04/03/2020 (e) (n)		3,000	2,986
Societe Generale SA, (France), (ICE LIBOR USD 3 Month + 0.18%), 2.08%, 05/11/2020 (e) (aa)		4,500	4,502
Toronto-Dominion Bank (The), (Canada), (ICE LIBOR USD 3 Month + 0.19%), 2.14%, 09/28/2020 (e) (aa)		3,500	3,502
VW Credit, Inc.,
2.34%, 02/05/2020 (e) (n)		1,000	998
2.48%, 02/03/2020 (e) (n)		1,300	1,298
2.60%, 03/30/2020 (e) (n)		1,400	1,392
Walgreens Boots Alliance, Inc.,
2.33%, 02/18/2020 (e) (n)		2,000	1,994
2.33%, 03/31/2020 (e) (n)		1,000	995
Walt Disney Co. (The), 1.99%, 01/31/2020 (e) (n)		4,500	4,494

Total Commercial Papers			77,967

Corporate Notes — 0.8%
BellSouth LLC, 4.27%, 04/26/2020 (e)		2,000	2,014
Bristol-Myers Squibb Co., 2.88%, 08/15/2020 (e)		2,000	2,011
Caterpillar Financial Services Corp., (ICE LIBOR USD 3 Month + 0.10%), 2.00%, 06/19/2020 (aa)		3,993	3,993
Cigna Corp., (ICE LIBOR USD 3 Month + 0.35%), 2.25%, 03/17/2020 (aa)		2,000	2,001

Total Corporate Notes			10,019

Foreign Government Securities — 1.3%
Japan Treasury Discount Bill, (Japan),
Series 863, Zero Coupon, 01/20/2020	JPY	350,000	3,222
Series 867, Zero Coupon, 02/10/2020	JPY	734,400	6,760
Mexico Cetes, (Mexico), Series BI,
Zero Coupon, 04/02/2020		MXN 241,500	1,254
Zero Coupon, 02/27/2020		MXN 814,500	4,258

Total Foreign Government Securities			15,494

Repurchase Agreements — 21.4%
BNP Paribas SA, 1.63%, dated 12/31/2019, due 01/02/2020, repurchase price $13,601, collateralized by U.S. Treasury Security, 3.00%, due 05/15/2045, with a value of $13,823.		13,600	13,600

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)			VALUE($)

Repurchase Agreements — continued
BNP Paribas SA, 1.56%, dated 12/31/2019, due 01/02/2020, repurchase price $81,007, collateralized by U.S. Treasury Securities, 0.00% - 3.38%, due 08/31/2021 - 05/15/2049, with a value of $82,849.		81,000		81,000
BofA Securities, Inc., 1.55%, dated 12/31/2019, due 01/02/2020, repurchase price $81,007, collateralized by U.S. Treasury Security, 3.38%, due 11/15/2048, with a value of $82,134.		81,000		81,000
Citibank NA, 1.55%, dated 12/31/2019, due 01/02/2020, repurchase price $81,007, collateralized by U.S. Treasury Securities, 0.75% - 5.50%, due 04/15/2028 - 11/15/2028, with a value of $82,601.		81,000		81,000

Total Repurchase Agreements				256,600

Time Deposits — 1.1%
Australia & New Zealand Banking Group Ltd., 1.56%, 01/02/2020		12,424		12,424
BNP Paribas SA, 1.56%, 01/02/2020		498		498
Brown Brothers Harriman,
(0.68%), 01/02/2020	EUR	—	(h)	—	(h)
(0.24%), 01/06/2020	JPY	66		1
0.32%, 01/02/2020	AUD	163		114
0.82%, 01/02/2020	CAD	209		162
Citibank NA, 0.36%, 01/02/2020	GBP	64		85

Total Time Deposits				13,284

U.S. Treasury Obligation — 0.7%
U.S. Treasury Bill, 1.51%, 11/05/2020 (n)		9,000		8,884

Total Short-Term Investments (Cost $423,405)				423,610

Total Investments — 101.9% (Cost $1,218,258)				1,222,677

Liabilities in Excess of Other Assets — (1.9)%				(22,510)

NET ASSETS — 100.0%				$1,200,167

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

24	SIX CIRCLES TRUST	DECEMBER 31, 2019

Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
Australian 10 Year Government Bond	132	03/2020	AUD	13,509	(267)
Canadian 10 Year Government Bond	107	03/2020	CAD	11,556	(227)
U.S. Treasury 2 Year Note	996	03/2020	USD	214,751	(113)

					(607)

Short Contracts
3 Month Eurodollar	(749)	12/2020	USD	(184,245)	28
U.S. Treasury 5 Year Note	(72)	03/2020	USD	(8,579)	39
U.S. Treasury Ultra Bond	(25)	03/2020	USD	(4,670)	129
U.S. Ultra Treasury 10 Year Note	(53)	03/2020	USD	(7,532)	75

					271

Total unrealized appreciation (depreciation)					(336)

Forward foreign currency exchange contracts outstanding as of December 31, 2019:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	3,231	JPY	350,000	Morgan Stanley & Co.	01/21/2020	7
USD	6,796	JPY	734,400	Morgan Stanley & Co.	02/10/2020	22
MXN	4,995	USD	258	Deutsche Bank AG	02/12/2020	5
EUR	522	USD	577	Morgan Stanley & Co.	02/14/2020	10

Total unrealized appreciation						44

USD	1,541	MXN	29,826	Morgan Stanley & Co.	01/28/2020	(30)
USD	1,873	MXN	36,120	Deutsche Bank AG	01/28/2020	(30)
USD	237	AUD	344	Morgan Stanley & Co.	02/14/2020	(4)
USD	2,088	CAD	2,769	Morgan Stanley & Co.	02/14/2020	(45)
USD	579	EUR	523	Morgan Stanley & Co.	02/14/2020	(9)
USD	8,629	GBP	6,700	Morgan Stanley & Co.	02/14/2020	(257)
USD	3,876	MXN	76,592	Morgan Stanley & Co.	02/27/2020	(142)
USD	3,612	MXN	70,700	Goldman Sachs International	02/27/2020	(96)
USD	551	MXN	10,750	Bank of America, NA	02/27/2020	(13)
USD	1,231	MXN	24,150	UBS AG LONDON	04/02/2020	(30)

Total unrealized depreciation						(656)

Net unrealized appreciation (depreciation)						(612)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	25

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of December 31, 2019:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Mexico Interbank TIIE 28 Day	6.53% 28-Day	Receive	12/09/2021	MXN	13,100	—	2	2
Mexico Interbank TIIE 28 Day	6.53% 28-Day	Receive	12/09/2021	MXN	14,900	—	3	3
Mexico Interbank TIIE 28 Day	6.48% 28-Day	Receive	12/09/2021	MXN	33,700	—	8	8
Mexico Interbank TIIE 28 Day	6.73% 28-Day	Receive	12/21/2021	MXN	9,700	—	— (h)	— (h)
Mexico Interbank TIIE 28 Day	6.81% 28-Day	Receive	12/22/2021	MXN	33,600	—	(5)	(5)
Mexico Interbank TIIE 28 Day	6.79% 28-Day	Receive	12/23/2021	MXN	31,000	—	(2)	(2)
United States FEDEF Intraday	2.30 % annually	Receive	03/01/2022	USD	34,000	(87)	(566)	(653)

Total						(87)	(560)	(647)

(a)	Value of floating rate index as of December 31, 2019 was as follows:

FLOATING RATE INDEX
Mexico Interbank TIIE 28 Day	7.56%
United States FEDEF Intraday	1.55%

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

BofA	— Bank of America
CLO	— Collateralized Loan Obligations
FEDEF	— Federal Fund Effective Rate (Continuous Series)
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
REMICS	— Real Estate Mortgage Investment Conduit
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Interbank Average Rate
SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of December 31, 2019.
TBA	— To Be Announced
TIIE	— The Interbank Equilibrium Interest Rate
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500.
(n)	— The rate shown is the effective yield as of December 31, 2019.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of December 31, 2019.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2019.
(dd)	— Approximately $395,179 of this investment is restricted as collateral for forwards to Morgan Stanley & Co.
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

26	SIX CIRCLES TRUST	DECEMBER 31, 2019

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — 2.4%
Bank of The West Auto Trust, Series 2018-1, Class A2, 3.09%, 04/15/2021 (e)	808	809
BMW Canada Auto Trust, (Canada), Series 2019-1A, Class A1, 2.15%, 10/20/2021 (e)	CAD 1,666	1,283
Chesapeake Funding II LLC, Series 2019-1A, Class A1, 2.94%, 04/15/2031 (e)	1,258	1,274
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A4, 1.87%, 02/15/2022 (e)	1,284	1,283
Discover Card Execution Note Trust, Series 2019-A2, Class A, (ICE LIBOR USD 1 Month + 0.27%), 2.01%, 12/15/2023 (aa)	3,500	3,504
Ford Auto Securitization Trust, (Canada), Series 2019-BA, Class A2, 2.32%, 10/15/2023 (e)	CAD 1,000	770
Ford Credit Floorplan Master Owner Trust A,
Series 2015-2, Class A1, 1.98%, 01/15/2022	3,000	3,000
Series 2018-3, Class A2, (ICE LIBOR USD 1 Month + 0.40%), 2.14%, 10/15/2023 (aa)	2,900	2,901
Series 2019-3, Class A2, (ICE LIBOR USD 1 Month + 0.60%), 2.34%, 09/15/2024 (aa)	600	602
Gracechurch Card Funding plc, (United Kingdom), Series 2018-1A, Class A, (ICE LIBOR USD 1 Month + 0.40%), 2.14%, 07/15/2022 (e) (aa)	200	200
Home Equity Asset Trust, Series 2005-8, Class M1, (ICE LIBOR USD 1 Month + 0.43%), 2.22%, 02/25/2036 (aa)	1,678	1,682
Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, SUB, 3.75%, 04/25/2059 (e)	276	278
Marlette Funding Trust, Series 2018-4A, Class A, 3.71%, 12/15/2028 (e)	550	554
Mercedes-Benz Auto Lease Trust, Series 2019-A, Class A2, 3.01%, 02/16/2021	881	883
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 2.53%, 02/18/2042 (e)	677	677
Series 2018-CA, Class A1, 3.01%, 06/16/2042 (e)	1,194	1,197
Navient Student Loan Trust, Series 2018-EA, Class A1, 3.43%, 12/15/2059 (e)	1,101	1,108
Nelnet Student Loan Trust, Series 2019-2A, Class A, (ICE LIBOR USD 1 Month + 0.90%), 2.69%, 06/27/2067 (e) (aa)	1,659	1,655
Oscar US Funding X LLC, (Japan), Series 2019-1A, Class A2, 3.10%, 04/11/2022 (e)	1,166	1,171
Securitized Term Auto Receivables Trust, (Canada), Series 2018-2A, Class A2A, 3.06%, 02/25/2021 (e)	355	356

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Asset-Backed Securities — continued
SLC Student Loan Trust, Series 2005-1, Class A3, (ICE LIBOR USD 3 Month + 0.10%), 2.01%, 02/15/2025 (aa)	561	561
SMB Private Education Loan Trust,
Series 2015-A, Class A2A, 2.49%, 06/15/2027 (e)	2,045	2,049
Series 2015-B, Class A2A, 2.98%, 07/15/2027 (e)	1,282	1,288
Series 2016-C, Class A2A, 2.34%, 09/15/2034 (e)	1,197	1,193
SoFi Consumer Loan Program Trust,
Series 2019-1, Class A, 3.24%, 02/25/2028 (e)	560	564
Series 2019-3, Class A, 2.90%, 05/25/2028 (e)	726	730
Sofi Professional Loan Program LLC, Series 2018-A, Class A2A, 2.39%, 02/25/2042 (e)	747	749

Total Asset-Backed Securities (Cost $32,155)		32,321

Collateralized Mortgage Obligations — 1.7%
Brass NO plc, (United Kingdom), Series 8A, Class A1, (ICE LIBOR USD 3 Month + 0.70%), 2.81%, 11/16/2066 (e) (aa)	300	300
Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4, Class A1, 3.83%, 08/26/2058 (e)	285	287
Finsbury Square plc, (United Kingdom), Series 2017-2, Class A, (ICE LIBOR GBP 3 Month + 0.68%), 1.46%, 09/12/2065 (aa)	GBP 346	458
FNMA REMICS,
Series 2018-86, Class FN, (ICE LIBOR USD 1 Month + 0.35%), 2.13%, 12/25/2048 (aa)	1,929	1,922
Series 2019-31, Class FB, (ICE LIBOR USD 1 Month + 0.45%), 2.24%, 07/25/2049 (aa)	1,892	1,890
Series 2019-47, Class FD, (ICE LIBOR USD 1 Month + 0.40%), 2.11%, 08/25/2049 (aa)	978	978
GNMA,
Series 2015-H04, Class FA, (ICE LIBOR USD 1 Month + 0.65%), 2.42%, 12/20/2064 (aa)	2,016	2,017
Series 2018-H18, Class FC, (ICE LIBOR USD 1 Month + 0.35%), 2.12%, 08/20/2065 (aa)	2,746	2,733
Series 2019-54, Class KF, (ICE LIBOR USD 1 Month + 0.42%), 2.13%, 05/20/2044 (aa)	1,781	1,779
Hawksmoor Mortgages, (United Kingdom), Series 2019-1A, Class A, (SONIA Deposit Rates Swap 3 Month + 1.05%), 1.76%, 05/25/2053 (e) (aa)	GBP 2,875	3,817

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	27

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Lanark Master Issuer plc, (United Kingdom), Series 2019-1A, Class 1A1, (ICE LIBOR USD 3 Month + 0.77%), 2.67%, 12/22/2069 (e) (aa)	1,300	1,302
London Wall Mortgage Capital plc, (United Kingdom), Series 2017-FL1, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 0.85%), 1.64%, 11/15/2049 (aa)	GBP 127	168
New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)	235	248
Ripon Mortgages plc, (United Kingdom),
Series 1X, Class A1, Reg. S, (ICE LIBOR GBP 3 Month + 0.80%), 1.60%, 08/20/2056 (aa)	GBP 292	387
Series 1X, Class A2, Reg. S, (ICE LIBOR GBP 3 Month + 0.80%), 1.60%, 08/20/2056 (aa)	GBP 2,773	3,678
Silverstone Master Issuer plc, (United Kingdom), Series 2019-1A, Class 1A, (ICE LIBOR USD 3 Month + 0.57%), 2.54%, 01/21/2070 (e) (aa)	183	184
Towd Point Mortgage Funding, (United Kingdom), Series 2019-A13A, Class A1, (SONIA Deposit Rate Swap 3 Month + 0.90%), 0.00%, 07/20/2045 (e) (aa)	GBP 900	1,189
Trinity Square plc, (United Kingdom), Series 2015-1X, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 1.15%), 1.94%, 07/15/2051 (aa)	GBP 146	194

Total Collateralized Mortgage Obligations (Cost $23,025)		23,531

Commercial Mortgage-Backed Securities — 0.9%
AREIT Trust,
Series 2018-CRE2, Class A, (ICE LIBOR USD 1 Month + 0.98%), 2.72%, 11/14/2035 (e) (aa)	1,814	1,809
Series 2019-CRE3, Class A, (ICE LIBOR USD 1 Month + 1.02%), 2.76%, 09/14/2036 (e) (aa)	500	499
BAMLL Commercial Mortgage Securities Trust,
Series 2019-AHT, Class A, (ICE LIBOR USD 1 Month + 1.20%), 2.94%, 03/15/2034 (e) (aa)	300	301
Series 2019-RLJ, Class A, (ICE LIBOR USD 1 Month + 1.05%), 2.79%, 04/15/2036 (e) (aa)	400	399
Bancorp Commercial Mortgage Trust, Series 2019-CRE6, Class A, (ICE LIBOR USD 1 Month + 1.05%), 2.82%, 09/15/2036 (e) (aa)	497	497
BX Commercial Mortgage Trust, Series 2018-IND, Class A, (ICE LIBOR USD 1 Month + 0.75%), 2.49%, 11/15/2035 (e) (aa)	2,111	2,110

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Commercial Mortgage-Backed Securities — continued
GPMT Ltd., (Cayman Islands), Series 2018-FL1, Class A, (ICE LIBOR USD 1 Month + 0.90%), 2.66%, 11/21/2035 (e) (aa)	597	596
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class AAB, 3.85%, 08/15/2046	739	760
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (ICE LIBOR USD 1 Month + 1.00%), 2.74%, 05/15/2036 (e) (aa)	700	699
PFP Ltd., (Cayman Islands), Series 2019-5, Class A, (ICE LIBOR USD 1 Month + 0.97%), 2.71%, 04/14/2036 (e) (aa)	1,500	1,500
VMC Finance LLC, Series 2018-FL2, Class A, (ICE LIBOR USD 1 Month + 0.92%), 2.66%, 10/15/2035 (e) (aa)	2,381	2,372

Total Commercial Mortgage-Backed Securities (Cost $11,549)		11,542

Corporate Bonds — 14.3%

Basic Materials — 0.1%

Chemicals — 0.1%
Syngenta Finance NV, (Netherlands), 3.70%, 04/24/2020 (e)	1,800	1,806

Forest Products & Paper — 0.0% (g)
Georgia-Pacific LLC, 5.40%, 11/01/2020 (e)	200	205

Total Basic Materials		2,011

Communications — 0.5%

Media — 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.58%, 07/23/2020	3,600	3,623

Telecommunications — 0.2%
AT&T, Inc., (ICE LIBOR USD 3 Month + 1.18%), 3.07%, 06/12/2024 (aa)	2,100	2,136
Vodafone Group plc, (United Kingdom), (ICE LIBOR USD 3 Month + 0.99%), 2.99%, 01/16/2024 (aa)	1,200	1,215

		3,351

Total Communications		6,974

Consumer Cyclical — 2.0%
Airlines — 0.1%
WestJet Airlines Ltd., (Canada), 3.50%, 06/16/2021 (e)	749	761

Auto Manufacturers — 1.7%
BMW US Capital LLC, (ICE LIBOR USD 3 Month + 0.50%), 2.40%, 08/13/2021 (e) (aa)	3,700	3,710
Daimler Finance North America LLC,
(ICE LIBOR USD 3 Month + 0.45%), 2.35%, 02/22/2021 (e) (aa)	700	700
2.70%, 08/03/2020 (e)	800	803
Ford Motor Credit Co. LLC,
(ICE LIBOR USD 3 Month + 0.43%), 2.33%, 11/02/2020 (aa)	1,200	1,193

SEE NOTES TO FINANCIAL STATEMENTS.

28	SIX CIRCLES TRUST	DECEMBER 31, 2019

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Auto Manufacturers — continued
2.34%, 11/02/2020	800	799
2.43%, 06/12/2020	200	200
(ICE LIBOR USD 3 Month + 0.88%), 2.88%, 10/12/2021 (aa)	150	149
(ICE LIBOR USD 3 Month + 1.00%), 3.01%, 01/09/2020 (aa)	1,000	1,000
(ICE LIBOR USD 3 Month + 1.27%), 3.23%, 03/28/2022 (aa)	350	347
General Motors Financial Co., Inc., 3.70%, 11/24/2020	3,200	3,238
Harley-Davidson Financial Services, Inc., 2.15%, 02/26/2020 (e)	1,500	1,500
Hyundai Capital America, 2.55%, 04/03/2020 (e)	500	500
2.60%, 03/19/2020 (e)	500	500
Reg. S, (ICE LIBOR USD 3 Month + 0.82%), 2.71%, 03/12/2021 (aa)	2,645	2,651
(ICE LIBOR USD 3 Month + 0.80%), 2.71%, 04/03/2020 (e) (aa)	100	100
Nissan Motor Acceptance Corp., 2.15%, 07/13/2020 (e)	500	500
(ICE LIBOR USD 3 Month + 0.39%), 2.35%, 09/28/2020 (e) (aa)	1,000	1,000
(ICE LIBOR USD 3 Month + 0.52%), 2.41%, 03/15/2021 (e) (aa)	200	200
(ICE LIBOR USD 3 Month + 0.69%), 2.65%, 09/28/2022 (e) (aa)	1,620	1,617
(ICE LIBOR USD 3 Month + 0.65%), 2.65%, 07/13/2022 (e) (aa)	700	698
Volkswagen Group of America Finance LLC,
(ICE LIBOR USD 3 Month + 0.86%), 2.79%, 09/24/2021 (e) (aa)	1,000	1,007
4.00%, 11/12/2021 (e)	400	414
Volkswagen International Finance NV, (Netherlands), 4.00%, 08/12/2020 (e)	800	809

		23,635

Auto Parts & Equipment — 0.1%
ZF North America Capital, Inc., 4.00%, 04/29/2020 (e)	600	603

Lodging — 0.1%
Las Vegas Sands Corp., 3.20%, 08/08/2024	700	721

Total Consumer Cyclical		25,720

Consumer Non-cyclical — 2.6%
Agriculture — 0.6%
BAT Capital Corp.,
(ICE LIBOR USD 3 Month + 0.59%), 2.50%, 08/14/2020 (aa)	1,000	1,002
(ICE LIBOR USD 3 Month + 0.88%), 2.79%, 08/15/2022 (aa)	3,500	3,517
Imperial Brands Finance plc, (United Kingdom), 3.75%, 07/21/2022 (e)	3,100	3,192

		7,711

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Commercial Services — 1.3%
Central Nippon Expressway Co. Ltd., (Japan),
Reg. S, 2.36%, 05/28/2021	10,000	10,017
Reg. S, (ICE LIBOR USD 3 Month + 0.56%), 2.45%, 11/02/2021 (aa)	3,900	3,903
Equifax, Inc., (ICE LIBOR USD 3 Month + 0.87%), 2.78%, 08/15/2021 (aa)	3,090	3,102

		17,022

Food — 0.1%
Conagra Brands, Inc.,
(ICE LIBOR USD 3 Month + 0.50%), 2.51%, 10/09/2020 (aa)	1,000	1,001
3.80%, 10/22/2021	400	413

		1,414

Healthcare—Services — 0.1%
Fresenius Medical Care US Finance II, Inc., 4.13%, 10/15/2020 (e)	1,900	1,919

Pharmaceuticals — 0.5%
AbbVie, Inc., 2.15%, 11/19/2021 (e)	1,400	1,402
(ICE LIBOR USD 3 Month + 0.65%), 2.54%, 11/21/2022 (e) (aa)	1,000	1,005
Bayer US Finance II LLC, (ICE LIBOR USD 3 Month + 1.01%), 2.90%, 12/15/2023 (e) (aa)	3,700	3,722
Bristol-Myers Squibb Co., (ICE LIBOR USD 3 Month + 0.38%), 2.28%, 05/16/2022 (e) (aa)	1,200	1,204

		7,333

Total Consumer Non-cyclical		35,399

Diversified — 0.1%
Holding Companies — 0.1%
CK Hutchison International 17 II Ltd., (Cayman Islands), 2.25%, 09/29/2020 (e)	200	200
Reg. S, 2.25%, 09/29/2020	1,500	1,499

Total Diversified		1,699

Energy — 0.6%
Coal — 0.1%
China Shenhua Overseas Capital Co. Ltd., (British Virgin Islands), Reg. S, 3.13%, 01/20/2020	500	500

Oil & Gas — 0.4%
BG Energy Capital plc, (United Kingdom), 4.00%, 10/15/2021 (e)	1,045	1,080
CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.63%, 05/05/2020	3,400	3,404
EQT Corp., (ICE LIBOR USD 3 Month + 0.77%), 2.68%, 10/01/2020 (aa)	900	897
Petronas Global Sukuk Ltd., (Malaysia), Reg. S, 2.71%, 03/18/2020	200	200

		5,581

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	29

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pipelines — 0.1%
Florida Gas Transmission Co. LLC, 5.45%, 07/15/2020 (e)	500	508
Rockies Express Pipeline LLC, 5.63%, 04/15/2020 (e)	1,200	1,213

		1,721

Total Energy		7,802

Financial — 6.6%
Banks — 4.2%
Aozora Bank Ltd., (Japan), Reg. S, 2.75%, 03/09/2020	200	200
Axis Bank Ltd., (India), 3.25%, 05/21/2020 (e)	500	501
Banco Santander Chile, (Chile), (ICE LIBOR USD 3 Month + 1.20%), 3.11%, 11/28/2021 (aa)	3,200	3,239
Bank of America Corp., (ICE LIBOR USD 3 Month + 1.18%), 3.15%, 10/21/2022 (aa)	1,200	1,218
Citibank NA, (ICE LIBOR USD 3 Month + 0.60%), 2.50%, 05/20/2022 (aa)	1,800	1,807
Danske Bank A/S, (Denmark), (ICE LIBOR USD 3 Month + 1.25%), 3.00%, 09/20/2022 (e) (aa)	1,200	1,211
DNB Bank ASA, (Norway), (ICE LIBOR USD 3 Month + 0.62%), 2.53%, 12/02/2022 (e) (aa)	2,300	2,311
First Abu Dhabi Bank PJSC, (United Arab Emirates), Reg. S, (ICE LIBOR USD 3 Month + 0.95%), 2.95%, 04/16/2022 (aa)	1,800	1,807
Goldman Sachs Group, Inc. (The), (ICE LIBOR USD 3 Month + 1.17%), 3.08%, 11/15/2021 (aa)	300	302
HSBC Holdings plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 0.60%), 2.50%, 05/18/2021 (aa)	1,800	1,802
(ICE LIBOR USD 3 Month + 1.00%), 2.90%, 05/18/2024 (aa)	3,700	3,730
ING Groep NV, (Netherlands), (ICE LIBOR USD 3 Month + 1.15%), 3.11%, 03/29/2022 (aa)	1,900	1,926
KEB Hana Bank, (South Korea), (ICE LIBOR USD 3 Month + 0.70%), 2.64%, 10/02/2022 (e) (aa)	500	501
Lloyds Bank plc, (United Kingdom), 5.80%, 01/13/2020 (e)	500	500
Mitsubishi UFJ Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.79%), 2.73%, 07/25/2022 (aa)	3,700	3,723
Mizuho Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.88%), 2.77%, 09/11/2022 (aa)	3,700	3,731
Morgan Stanley,
(ICE LIBOR USD 3 Month + 0.93%), 2.88%, 07/22/2022 (aa)	2,400	2,423

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(ICE LIBOR USD 3 Month + 1.18%), 3.15%, 01/20/2022 (aa)	1,000	1,009
MUFG Union Bank NA, (United States SOFR + 0.71%), 2.25%, 12/09/2022 (aa)	900	901
NatWest Markets plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.40%), 3.36%, 09/29/2022 (e) (aa)	2,360	2,394
Nordea Bank Abp, (Finland), (ICE LIBOR USD 3 Month + 0.94%), 2.85%, 08/30/2023 (e) (aa)	200	200
QNB Finance Ltd., (Cayman Islands),
Reg. S, (ICE LIBOR USD 3 Month + 1.00%), 2.90%, 05/02/2022 (aa)	3,600	3,600
Reg. S, (ICE LIBOR USD 3 Month + 1.35%), 3.26%, 05/31/2021 (aa)	1,200	1,208
Royal Bank of Scotland Group plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.47%), 3.38%, 05/15/2023 (aa)	700	708
(ICE LIBOR USD 3 Month + 1.55%), 3.50%, 06/25/2024 (aa)	700	710
Santander UK plc, (United Kingdom), 2.38%, 03/16/2020	200	200
(ICE LIBOR USD 3 Month + 0.66%), 2.57%, 11/15/2021 (aa)	500	503
State Bank of India, (India), Reg. S, (ICE LIBOR USD 3 Month + 0.95%), 2.99%, 04/06/2020 (aa)	3,300	3,303
Sumitomo Mitsui Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.78%), 2.78%, 07/12/2022 (aa)	3,700	3,721
UBS Group AG, (Switzerland), (ICE LIBOR USD 3 Month + 1.78%), 3.77%, 04/14/2021 (e) (aa)	3,700	3,769
Wells Fargo Bank NA, (ICE LIBOR USD 3 Month + 0.62%), 2.54%, 05/27/2022 (aa)	3,500	3,515

		56,673

Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland), 4.25%, 07/01/2020	400	404
4.45%, 12/16/2021	700	729
4.50%, 05/15/2021	300	310
4.63%, 10/30/2020	2,600	2,652
Aircastle Ltd., (Bermuda), 5.50%, 02/15/2022	1,450	1,543
American Express Co., 2.75%, 05/20/2022	3,700	3,768
BOC Aviation Ltd., (Singapore),
Reg. S, 2.38%, 09/15/2021	2,500	2,490
(ICE LIBOR USD 3 Month + 1.05%), 2.95%, 05/02/2021 (e) (aa)	200	201
Credit Agricole CIB Financial Solutions SA, (France), Reg. S, (ICE LIBOR USD 3 Month + 0.00%), 2.00%, 01/27/2020 (aa)	2,000	2,000

SEE NOTES TO FINANCIAL STATEMENTS.

30	SIX CIRCLES TRUST	DECEMBER 31, 2019

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Financial Services — continued
GE Capital International Funding Co. Unlimited Co., (Ireland), 2.34%, 11/15/2020	900	901
Mitsubishi UFJ Lease & Finance Co. Ltd., (Japan), 2.65%, 09/19/2022 (e)	1,700	1,711
Reg. S, 2.75%, 10/21/2020	2,500	2,512
Nomura Holdings, Inc., (Japan), 6.70%, 03/04/2020	200	201

		19,422

Insurance — 0.6%
AIA Group Ltd., (Hong Kong), (ICE LIBOR USD 3 Month + 0.52%), 2.43%, 09/20/2021 (e) (aa)	3,700	3,700
Metropolitan Life Global Funding I, (United States SOFR + 0.50%), 2.04%, 05/28/2021 (e) (aa)	4,500	4,509

		8,209

Real Estate — 0.3%
Qatari Diar Finance QSC, (Qatar), Reg. S, 5.00%, 07/21/2020	4,400	4,466
Sinochem Overseas Capital Co. Ltd., (British Virgin Islands), Reg. S, 4.50%, 11/12/2020	200	204

		4,670

Savings & Loans — 0.1%
Nationwide Building Society, (United Kingdom),
Reg. S, 2.35%, 01/21/2020	200	200
6.25%, 02/25/2020 (e)	1,000	1,006

		1,206

Total Financial		90,180

Industrial — 0.6%
Aerospace/Defense — 0.0% (g)
L3Harris Technologies, Inc., (ICE LIBOR USD 3 Month + 0.48%), 2.42%, 04/30/2020 (aa)	200	200

Miscellaneous Manufacturers — 0.1%
General Electric Co., 5.55%, 05/04/2020	1,500	1,516

Transportation — 0.2%
Ryder System, Inc., 2.88%, 06/01/2022	1,900	1,929

Trucking & Leasing — 0.3%
Aviation Capital Group LLC, 2.88%, 01/20/2022 (e)	3,700	3,727
GATX Corp., (ICE LIBOR USD 3 Month + 0.72%), 2.61%, 11/05/2021 (aa)	500	502

		4,229

Total Industrial		7,874

Technology — 0.9%
Computers — 0.2%
Dell International LLC / EMC Corp., 4.42%, 06/15/2021 (e)	2,500	2,573

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Semiconductors — 0.6%
Broadcom, Inc., 3.13%, 04/15/2021 (e)	4,100	4,150
3.13%, 10/15/2022 (e)	200	203
NXP BV / NXP Funding LLC, (Netherlands), 3.88%, 09/01/2022 (e)	400	415
4.13%, 06/01/2021 (e)	3,400	3,486

		8,254

Software — 0.1%
VMware, Inc., 2.30%, 08/21/2020	1,800	1,803

Total Technology		12,630

Utilities — 0.3%
Electric — 0.3%
Chugoku Electric Power Co., Inc. (The), (Japan), Reg. S, 2.70%, 03/16/2020	3,150	3,152

IPALCO Enterprises, Inc., 3.45%, 07/15/2020	1,000	1,004

Total Utilities		4,156

Total Corporate Bonds (Cost $193,322)		194,445

Foreign Government Securities — 1.4%
Export-Import Bank of India, (India),
Reg. S, 2.75%, 08/12/2020	200	200
Reg. S, (ICE LIBOR USD 3 Month + 1.00%), 2.89%, 08/21/2022 (aa)	3,700	3,696
Export-Import Bank of Korea, (South Korea), (ICE LIBOR USD 3 Month + 0.58%), 2.48%, 06/01/2021 (aa)	6,300	6,325
Korea Expressway Corp., (South Korea), 3.63%, 10/22/2021 (e)	1,200	1,231
Mexican Bonos, (Mexico), Series M, 7.25%, 12/09/2021	MXN 148,100	7,897

Total Foreign Government Securities (Cost $19,179)		19,349

Mortgage-Backed Securities — 4.2%
FNMA or FHLMC, Single Family, 30 years,
TBA, 3.00%, 02/01/2049 (w)	2,800	2,837
TBA, 3.50%, 01/01/2049 (w)	7,800	8,021
TBA, 4.00%, 02/15/2049 (w)	22,100	22,995
FNMA Pool, Single Family, 15 years, 3.50%, 04/01/2033	839	877
3.50%, 11/01/2033	11,623	12,051
3.50%, 01/01/2034	9,518	9,858

Total Mortgage-Backed Securities (Cost $55,841)		56,639

Municipal Bonds — 61.0% (t)
Alabama — 0.0% (g)
County of Jefferson, Series A, GO, 5.00%, 04/01/2020	500	505

Alaska — 0.3%
Alaska Housing Finance Corp., Series B, Rev., VRDO, 1.65%, 01/07/2020 (z)	2,400	2,400

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	31

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Alaska — continued
City of Valdez, Exxon Pipeline Co. Project, Rev., VRDO, 1.60%, 01/02/2020 (z)	2,000	2,000

		4,400

Arizona — 1.3%
Arizona Health Facilities Authority, Banner Health Obligated Group, Series G, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.53%, 01/07/2020 (z)	4,060	4,060
Arizona Health Facilities Authority, Dignity Health, Series B, Rev., VRDO, LOC: Barclays Bank plc, 1.70%, 01/07/2020 (z)	8,800	8,800
City of Phoenix Civic Improvement Corp., Senior Lien,
Rev., AMT, 5.00%, 07/01/2020	620	632
Rev., AMT, 5.00%, 07/01/2021	1,750	1,847
City of Phoenix, Civic Improvement Corp., Light Rail Project, Rev., 5.00%, 07/01/2020	1,000	1,019
Maricopa County Industrial Development Authority, Honorhealth, Series A, Rev., 5.00%, 09/01/2021	725	770

		17,128

California — 1.2%
ABAG Finance Authority for Nonprofit Corps, Lakeside Village Apartments, Series A, Rev., VRDO, LOC: FHLMC, LIQ: FHLMC, 1.29%, 01/07/2020 (z)	400	400
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Series B, Rev., AMT, 5.00%, 07/01/2022	1,430	1,561
City of Riverside, Electric Revenue, Series A, Rev., VRDO, LOC: Barclays Bank plc, 1.20%, 01/07/2020 (z)	200	200
Golden State Tobacco Securitization Corp., Series A1, Rev., 5.00%, 06/01/2021	400	420
Los Angeles Department of Water & Power, Power System,
Series B5, Rev., VRDO, 1.15%, 01/07/2020 (z)	600	600
Series B7, Rev., VRDO, 1.03%, 01/07/2020 (z)	3,800	3,800
Metropolitan Water District of Southern California, Series A2, Rev., VRDO, 1.05%, 01/07/2020 (z)	450	450
San Francisco City & County Airport Comm-San Francisco International Airport, Special Facilities Lease, SFO Fuel Co. LLC, Series A, Rev., AMT, 5.00%, 01/01/2021	6,405	6,644
Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Rev., VRDO, LOC: Bank of America NA, 1.17%, 01/07/2020 (z)	1,550	1,550

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
State of California, Series B3, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.16%, 01/07/2020 (z)	500	500

		16,125

Colorado — 2.6%
City & County of Denver, Airport System, Series A, Rev., AMT, 5.00%, 11/15/2021	2,000	2,140
Colorado Educational & Cultural Facilities Authority, Nature Conservancy (The), Rev., VRDO, 1.69%, 01/07/2020 (z)	15,950	15,950
Colorado Health Facilities Authority, Sisters of Charity of Leavenworth Health System, Inc. Obligated Group, Series A, Rev., 5.00%, 01/01/2022	2,500	2,685
Colorado Housing & Finance Authority, Multifamily Project, Series B2, Class I, Rev., 1.35%, 02/01/2022	5,000	4,994
Colorado Housing & Finance Authority, Single Family Mortgage, Series I, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.65%, 01/07/2020 (z)	670	670
University of Colorado Hospital Authority, Health Obligated Group, Series B2, Rev., VRDO, 1.69%, 01/07/2020 (z)	3,800	3,800
University of Colorado Hospital Authority, University of Colorado Health Obligated Group, Series B1, Rev., VRDO, 1.69%, 01/07/2020 (z)	4,600	4,600

		34,839

Connecticut — 2.1%
Connecticut Housing Finance Authority,
Series A3, Rev., VRDO, 1.45%, 01/07/2020 (z)	5,000	5,000
Series B3, Rev., VRDO, 1.58%, 01/07/2020 (z)	280	280
Series B4, Rev., VRDO, 1.62%, 01/07/2020 (z)	3,500	3,500
Series C3, Rev., VRDO, 1.58%, 01/07/2020 (z)	4,000	4,000
Series E3, Rev., VRDO, 1.49%, 01/07/2020 (z)	4,000	4,000
Series F3, Rev., VRDO, 1.68%, 01/07/2020 (z)	10,000	10,000
Connecticut State Health & Educational Facilities Authority, Covenant Retirement Communities Obligated Group, Series B, Rev., 5.00%, 12/01/2020	1,000	1,032
Hartford County, Metropolitan District (The), Series A, GO, 5.00%, 07/15/2022	1,200	1,315

		29,127

District of Columbia — 1.0%
District of Columbia, Georgetown University (The), Series B1, Rev., VRDO, LOC: Bank of America NA, 1.65%, 01/07/2020 (z)	500	500

SEE NOTES TO FINANCIAL STATEMENTS.

32	SIX CIRCLES TRUST	DECEMBER 31, 2019

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
District of Columbia — continued
Metropolitan Washington Airports Authority,
Series A, Rev., AMT, 4.00%, 10/01/2020	1,500	1,530
Series C2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.68%, 01/07/2020 (z)	12,075	12,075

		14,105

Florida — 2.4%
City of Gainesville, Utilities System,
Series A, Rev., 5.00%, 10/01/2021	1,400	1,494
Series B, Rev., VRDO, 1.70%, 01/07/2020 (z)	4,830	4,830
City of Orlando,
Series B, Rev., 4.00%, 10/01/2020	500	511
Series B, Rev., 5.00%, 10/01/2021	775	827
County of Miami-Dade Aviation, Series C, Rev., 5.00%, 10/01/2021	1,650	1,763
Florida Atlantic University Finance Corp., Series A, Rev., 5.00%, 07/01/2021	880	928
Florida Gulf Coast University Financing Corp., Parking Project, Series A, Rev., VRDO, LOC: TD Bank NA, 1.62%, 01/07/2020 (z)	3,770	3,770
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A, Rev., VRDO, 1.62%, 01/07/2020 (z)	4,000	4,000
JEA Water & Sewer System, Series A2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.48%, 01/07/2020 (z)	300	300
Lee Memorial Health System, Series A1, Rev., 5.00%, 04/01/2022	1,000	1,082
Orlando Utilities Commission,
Series 1, Rev., VRDO, 1.67%, 01/07/2020 (z)	6,200	6,200
Series 2, Rev., VRDO, 1.65%, 01/07/2020 (z)	7,400	7,400

		33,105

Georgia — 1.7%
Athens-Clarke County Unified Government Development Authority, University of Georgia Athletic Association, Inc., Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.58%, 01/02/2020 (z)	305	305
Brookhaven Development Authority, Children’s Healthcare of Atlanta Obligated Group, Series A, Rev., 5.00%, 07/01/2022	1,040	1,139
Municipal Electric Authority of Georgia, Series B, Rev., VRDO, LOC: Barclays Bank plc, 1.70%, 01/07/2020 (z)	6,760	6,760
Private Colleges & Universities Authority, Emory University,
Series B1, Rev., VRDO, 1.50%, 01/07/2020 (z)	6,295	6,295
Series C1, Rev., VRDO, 1.68%, 01/07/2020 (z)	5,400	5,400

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Georgia— continued
Series C4, Rev., VRDO, 1.65%, 01/07/2020 (z)	600	600
Series C5, Rev., VRDO, 1.68%, 01/07/2020 (z)	2,485	2,485

		22,984

Idaho — 0.6%
Idaho Health Facilities Authority, St Luke’s Health System Obligated Group, Rev., VRDO, LOC: U.S. Bank NA, 1.62%, 01/02/2020 (z)	5,000	5,000
Idaho Health Facilities Authority, Trinity Health Corp. Obligated Group, Series D, Rev., 5.00%, 12/01/2020	2,500	2,586

		7,586

Illinois — 2.5%
Chicago Midway International Airport, Second Lien, Series A, Rev., AMT, 5.00%, 01/01/2021	3,580	3,709
Chicago O’Hare International Airport, Senior Lien,
Series A, Rev., AMT, 5.00%, 01/01/2021	3,730	3,865
Series A, Rev., AMT, 5.00%, 01/01/2022	2,000	2,146
Fountaindale Public Library District, GO, 5.00%, 02/01/2021	1,050	1,091
Illinois Finance Authority, Northwestern University, Series C, Rev., VRDO, 1.55%, 01/07/2020 (z)	3,500	3,500
Illinois Finance Authority, University of Chicago (The), Series C, Rev., VRDO, 1.50%, 01/07/2020 (z)	1,955	1,955
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.60%, 01/02/2020 (z)	200	200
Illinois Housing Development Authority, Series B, Rev., VRDO, 1.67%, 01/07/2020 (z) (w)	3,000	3,000
Illinois Housing Development Authority, Multifamily Housing, Century Woods IL TC LP, Rev., GNMA COLL, 1.90%, 10/01/2022 (z)	1,500	1,513
Illinois Housing Development Authority, Multifamily Housing, Heather Ridge IL TC LP, Rev., 1.90%, 10/01/2022 (z)	3,000	3,027
Illinois State Toll Highway Authority, Senior Priority, Series A1B, Rev., VRDO, LOC: Bank of America NA, 1.77%, 01/07/2020 (z)	10,300	10,300

		34,306

Indiana — 2.1%
Indiana Finance Authority, Ascension Health Credit Group, Series E4, Rev., VRDO, 1.51%, 01/07/2020 (z)	3,770	3,770
Indiana Finance Authority, Health Systems, Sisters of St. Francis, Series I, Rev., VRDO, LOC: Barclays Bank plc, 1.65%, 01/02/2020 (z)	900	900

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	33

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Indiana Finance Authority, Indiana University Health, Inc. Obligated Group, Series E, Rev., VRDO, LOC: Bank of America NA, 1.63%, 01/07/2020 (z)	4,600	4,600
Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A2, Rev., VRDO, 1.51%, 01/07/2020 (z)	6,600	6,600
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority,
Rev., AMT, 5.00%, 01/01/2021	2,815	2,920
Rev., AMT, 5.00%, 01/01/2022	3,085	3,305
Purdue University, Series A, VRDO, COP, 1.53%, 01/07/2020 (z)	6,400	6,400
Purdue University, Student Facilities System, Series C, Rev., VRDO, 1.56%, 01/07/2020 (z)	200	200

		28,695

Kentucky — 0.1%
City of Owensboro, Electric Light & Power System, Series B, Rev., 5.00%, 01/01/2021	1,250	1,296

Louisiana — 0.2%
Jefferson Sales Tax District, Series A, Rev., AGM, 5.00%, 12/01/2021	2,325	2,494

Maryland — 0.6%
County of Montgomery, Consolidated Public Improvement, Series A, GO, 5.00%, 11/01/2020	8,000	8,260

Massachusetts — 7.1%
Commonwealth of Massachusetts, Series C, GO, VRDO, 1.47%, 01/07/2020 (z)	5,985	5,985
Commonwealth of Massachusetts, Central Artery, Series A, GO, VRDO, 1.66%, 01/07/2020 (z)	1,625	1,625
Massachusetts Bay Transportation Authority,
Series A1, Rev., VRDO, 1.68%, 01/07/2020 (z)	1,800	1,800
Series A2, Rev., VRDO, 1.65%, 01/07/2020 (z)	5,895	5,895
Massachusetts Bay Transportation Authority, General Transportation System, Series A2, Rev., VRDO, 1.69%, 01/07/2020 (z)	15,400	15,400
Massachusetts Development Finance Agency, Beth Israel Lahey Health Obligated Group, Series K, Rev., 4.00%, 07/01/2021	720	750
Massachusetts Development Finance Agency, Dana-Farber Cancer Institute Obligated Group, Series O, Rev., 5.00%, 12/01/2021	1,000	1,073
Massachusetts Development Finance Agency, Partners Healthcare System, Inc.,
Series K1, Rev., VRDO, 1.65%, 01/07/2020 (z)	5,700	5,700
Series K2, Rev., VRDO, 1.67%, 01/07/2020 (z)	22,360	22,360

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Massachusetts — continued
Massachusetts Development Finance Agency, Tufts University, Series R, Rev., VRDO, 1.51%, 01/02/2020 (z)	10,000	10,000
Massachusetts Educational Financing Authority,
Series A, Rev., AMT, 5.00%, 01/01/2021	3,150	3,262
Series B, Rev., AMT, 5.00%, 07/01/2021	900	948
Series B, Rev., AMT, 5.00%, 07/01/2022	2,000	2,172
Series J, Rev., AMT, 5.00%, 07/01/2020	400	407
Massachusetts Health & Educational Facilities Authority, Tufts University, Series N1, Rev., VRDO, 1.55%, 01/02/2020 (z)	6,600	6,600
Massachusetts Water Resources Authority,
Series A2, Rev., VRDO, 1.57%, 01/07/2020 (z)	1,140	1,140
Series A3, Rev., VRDO, 1.63%, 01/07/2020 (z)	4,495	4,495
University of Massachusetts Building Authority, Series 1, Rev., VRDO, 1.67%, 01/07/2020 (z)	7,000	7,000

		96,612

Michigan — 1.8%
Michigan Finance Authority, Clean Water Revolving Fund, Series B, Rev., 4.00%, 10/01/2020	7,515	7,682
Michigan Finance Authority, Hospital Project, Ascension Health Credit Group, Series E, Rev., VRDO, 1.68%, 01/07/2020 (z)	2,275	2,275
Michigan Finance Authority, Local Government Loan Program, Series D1, Rev., AGM, 5.00%, 07/01/2020	2,700	2,751
University of Michigan,
Series A, Rev., VRDO, 1.65%, 01/07/2020 (z)	5,325	5,325
Series D1, Rev., VRDO, 1.55%, 01/02/2020 (z)	130	130
Series D2, Rev., VRDO, 1.55%, 01/07/2020 (z)	870	870
Wayne County Airport Authority, Series A, Rev., AMT, 5.00%, 12/01/2020	4,985	5,153

		24,186

Minnesota — 0.2%
City of Rochester, Health Care, Mayo Clinic, Rev., VRDO, 1.65%, 01/07/2020 (z)	500	500
County of Hennepin, Series B, GO, VRDO, 1.64%, 01/07/2020 (z)	2,640	2,640

		3,140

Mississippi — 0.9%
Mississippi Business Finance Corp., Chevron USA, Inc.,
Series A, Rev., VRDO, 1.60%, 01/02/2020 (z)	2,300	2,300
Series A, Rev., VRDO, 1.62%, 01/07/2020 (z)	510	510

SEE NOTES TO FINANCIAL STATEMENTS.

34	SIX CIRCLES TRUST	DECEMBER 31, 2019

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Mississippi — continued
Series B, Rev., VRDO, 1.60%, 01/02/2020 (z)	1,000	1,000
Series C, Rev., VRDO, 1.65%, 01/07/2020 (z)	1,400	1,400
Series D, Rev., VRDO, 1.65%, 01/07/2020 (z)	300	300
Series E, Rev., VRDO, 1.60%, 01/02/2020 (z)	6,300	6,300
Series F, Rev., VRDO, 1.62%, 01/07/2020 (z)	275	275
Series K, Rev., VRDO, 1.60%, 01/02/2020 (z)	500	500

		12,585

Missouri — 0.5%
City of St Louis, Airport, Series B, Rev., AGM, AMT, 4.00%, 07/01/2020	1,500	1,521
Missouri Development Finance Board, Nelson Gallery Foundation (The), Series A, Rev., VRDO, 1.62%, 01/02/2020 (z)	5,000	5,000

		6,521

Nevada — 0.5%
County of Clark Department of Aviation, Series A1, Rev., AMT, 5.00%, 07/01/2021	5,000	5,276
Washoe County School District, Series C, GO, 5.00%, 10/01/2021	1,250	1,334

		6,610

New Hampshire — 1.1%
New Hampshire Business Finance Authority, Emerald Renewable Diesel LLC, Rev., AMT, 2.00%, 06/01/2049 (e) (z)	3,000	3,008
New Hampshire Health and Education Facilities Authority Act, Trustees of Dartmouth College, Series B, Rev., VRDO, 1.57%, 01/02/2020 (z)	8,000	8,000
New Hampshire Health and Education Facilities Authority Act, University System of New Hampshire,
Series A1, Rev., VRDO, 1.65%, 01/02/2020 (z)	800	800
Series B, Rev., VRDO, 1.65%, 01/02/2020 (z)	2,800	2,800

		14,608

New Jersey — 0.6%
New Jersey Housing & Mortgage Finance Agency, Single Family Housing,
Series D, Rev., AMT, 4.00%, 04/01/2020	1,125	1,132
Series D, Rev., AMT, 4.00%, 10/01/2020	1,290	1,313
New Jersey Sports & Exposition Authority,
Series A, Rev., 5.00%, 09/01/2020	1,000	1,021
Series A, Rev., 5.00%, 09/01/2021	4,000	4,235

		7,701

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New Mexico — 0.6%
New Mexico Municipal Energy Acquisition Authority,
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 05/01/2020	5,045	5,090
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 11/01/2020	2,600	2,659
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 11/01/2021	625	655

		8,404

New York — 11.2%
City of New York,
Series G4, GO, VRDO, LOC: Citibank NA, 1.68%, 01/07/2020 (z)	1,000	1,000
Series G4, GO, VRDO, 1.70%, 01/07/2020 (z)	425	425
Series I3, GO, VRDO, LOC: Bank of America NA, 1.68%, 01/02/2020 (z)	750	750
Series I4, GO, VRDO, LOC: TD Bank NA, 1.70%, 01/02/2020 (z)	1,700	1,700
City of New York, Fiscal Year 2008, Series J6, GO, VRDO, LOC: Landesbank Hessen-Thueringen, 1.68%, 01/02/2020 (z)	2,200	2,200
City of New York, Fiscal Year 2017, Series A4, GO, VRDO, LOC: Citibank NA, 1.68%, 01/07/2020 (z)	7,000	7,000
City of New York, Fiscal Year 2018, Series B5, GO, VRDO, 1.65%, 01/02/2020 (z)	7,400	7,400
Metropolitan Transportation Authority,
Series A1, Rev., VRDO, LOC: TD Bank NA, 1.70%, 01/02/2020 (z)	4,820	4,820
Series A, Rev., BAN, 5.00%, 03/01/2022	2,000	2,161
Series D2, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.68%, 01/02/2020 (z)	5,300	5,300
Series G2, Rev., VRDO, LOC: TD Bank NA, 1.60%, 01/07/2020 (z)	6,750	6,750
Nassau County Interim Finance Authority, Sales Tax, Series A, Rev., VRDO, 1.56%, 01/07/2020 (z)	13,640	13,640
New York City Housing Development Corp., Bruckner by the Bridge LLC, Series A, Rev., VRDO, LIQ: FHLMC, 1.62%, 01/07/2020 (z)	4,700	4,700
New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, LOC: FNMA, LIQ: FNMA, 1.63%, 01/07/2020 (z)	600	600
New York City Housing Development Corp., Sustainable Neighborhood, Series C4, Rev., VRDO, 1.63%, 01/07/2020 (z)	7,000	7,000
New York City Municipal Water Finance Authority, Water & Sewer System, Series F1A, Rev., VRDO, 1.62%, 01/07/2020 (z)	6,000	6,000

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	35

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution,
Series B, Rev., VRDO, 1.65%, 01/02/2020 (z)	17,440	17,440
Series BB, Rev., VRDO, 1.68%, 01/02/2020 (z)	1,000	1,000
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2008, Series BB2, Rev., VRDO, 1.60%, 01/02/2020 (z)	3,500	3,500
New York City Transitional Finance Authority Future Tax Secured Revenue, New York City Recovery, Series 1E, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.68%, 01/07/2020 (z)	275	275
New York City Transitional Finance Authority, Future Tax Secured Revenue,
Series A4, Rev., VRDO, 1.70%, 01/02/2020 (z)	3,500	3,500
Series B5, Rev., VRDO, 1.66%, 01/02/2020 (z)	800	800
Series F5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.67%, 01/07/2020 (z)	7,285	7,285
New York City Trust for Cultural Resources, Metropolitan Museum of Art (The), Series A1, Rev., VRDO, 1.49%, 01/07/2020 (z)	525	525
New York State Dormitory Authority, City University of New York (The), Consolidated Fifth, Series C, Rev., VRDO, LOC: Bank of America NA, 1.66%, 01/07/2020 (z)	1,200	1,200
New York State Dormitory Authority, School District, Financing Program, Series D, Rev., BAM, 5.00%, 10/01/2020	1,500	1,544
New York State Housing Finance Agency, Series L, Rev., VRDO, LOC: Bank of America NA, 1.62%, 01/07/2020 (z)	100	100
New York State Housing Finance Agency, Clinton Park Housing, Series A, Rev., VRDO, LIQ: FHLMC, 1.64%, 01/07/2020 (z)	200	200
New York State Housing Finance Agency, Housing Related, Taconic, Rev., VRDO, LOC: FNMA, LIQ: FNMA, 1.70%, 01/07/2020 (z)	1,220	1,220
New York State Urban Development Corp., State Personal Income Tax, Series A, Rev., 5.00%, 03/15/2021	2,930	3,069
Onondaga County Resource Recovery Agency, Series A, Rev., AGM, AMT, 5.00%, 05/01/2021	1,915	2,011
Onondaga County Trust for Cultural Resources, Syracuse University, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.58%, 01/07/2020 (z)	1,000	1,000

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Port Authority of New York & New Jersey, Consolidated One Hundred Eighty, Rev., AMT, 5.00%, 09/01/2021	3,060	3,249
Triborough Bridge & Tunnel Authority,
Series B2, Rev., VRDO, LOC: Citibank NA, 1.59%, 01/02/2020 (z)	3,700	3,700
Series B3, Rev., VRDO, LOC: State Street Bank & Trust Co., 1.63%, 01/02/2020 (z)	21,550	21,550
Series F, Rev., VRDO, LOC: Citibank NA, 1.59%, 01/02/2020 (z)	7,775	7,775

		152,389

North Carolina — 1.7%
City of Charlotte, Water & Sewer System, Series B, Rev., VRDO, 1.62%, 01/07/2020 (z)	12,300	12,300
City of Raleigh, Combined Enterprise System Revenue, Series B, Rev., VRDO, 1.66%, 01/07/2020 (z)	3,800	3,800
University of North Carolina at Chapel Hill, Series C, Rev., VRDO, 1.54%, 01/07/2020 (z)	3,400	3,400
University of North Carolina, Hospitals at Chapel Hill,
Series A, Rev., VRDO, 1.66%, 01/07/2020 (z)	100	100
Series B, Rev., VRDO, 1.60%, 01/02/2020 (z)	2,900	2,900

		22,500

Ohio — 4.1%
American Municipal Power, Inc., Hydroelectric Project, Series C, Rev., 5.00%, 02/15/2020	1,000	1,004
County of Franklin, Hospital Facilities, OhioHealth Obligated Group, Series C, Rev., VRDO, 1.67%, 01/07/2020 (z)	5,975	5,975
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group,
Series B1, Rev., VRDO, 1.55%, 01/02/2020 (z)	950	950
Series B3, Rev., VRDO, 1.60%, 01/02/2020 (z)	3,200	3,200
Series B4, Rev., VRDO, 1.62%, 01/02/2020 (z)	6,650	6,650
Ohio State University (The),
Series B2, Rev., VRDO, 1.55%, 01/07/2020 (z)	6,725	6,725
Series B, Rev., VRDO, 1.55%, 01/07/2020 (z)	5,300	5,300
Series E, Rev., VRDO, 1.54%, 01/07/2020 (z)	3,500	3,500
Ohio Water Development Authority Water Pollution Control Loan Fund, Series A, Rev., VRDO, 1.49%, 01/07/2020 (z)	4,000	4,000

SEE NOTES TO FINANCIAL STATEMENTS.

36	SIX CIRCLES TRUST	DECEMBER 31, 2019

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
State of Ohio, Series C, GO, VRDO, 1.55%, 01/07/2020 (z)	5,000	5,000
State of Ohio, Infrastructure Improvement, Series A, GO, VRDO, LOC: TD Bank NA, 1.46%, 01/07/2020 (z)	12,775	12,775

		55,079

Pennsylvania — 1.8%
Commonwealth of Pennsylvania, First Series, GO, 5.00%, 08/15/2021	7,210	7,662
Delaware River Port Authority, Series B, Rev., 5.00%, 01/01/2021	3,100	3,220
Monroeville Finance Authority, UPMC Obligated Group, Rev., 5.00%, 02/15/2021	1,155	1,204
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Series A, Rev., 4.00%, 11/15/2020	1,000	1,024
Pennsylvania Economic Development Financing Authority, Waste Management PA Obligated Group, Series A, Rev., 2.15%, 11/01/2021	1,375	1,390
Pennsylvania Higher Educational Facilities Authority, Drexel University, Series B, Rev., VRDO, LOC: TD Bank NA, 1.57%, 01/02/2020 (z)	350	350
Philadelphia Authority for Industrial Development, Rev., 5.00%, 10/01/2021	4,000	4,262
Philadelphia Authority for Industrial Development, City Service Agreement, Rebuild Project,
Rev., 5.00%, 05/01/2020	500	506
Rev., 5.00%, 05/01/2021	750	788
School District of Philadelphia (The),
Series A, GO, 5.00%, 09/01/2021	1,600	1,698
Series F, GO, 5.00%, 09/01/2020	1,100	1,127
Series F, GO, 5.00%, 09/01/2021	1,500	1,591

		24,822

South Carolina — 0.1%
South Carolina Educational Facilities Authority, Furman University, Series B, Rev., VRDO, 1.63%, 01/02/2020 (z)	1,100	1,100

Tennessee — 0.2%
Tennessee Energy Acquisition Corp., Series A, Rev., 5.25%, 09/01/2021	2,040	2,163

Texas — 2.9%
City of Arlington, Water & Wastewater System, Series A, Rev., 2.00%, 06/01/2021	400	405
City of Austin, Airport System Revenue, Rev., AMT, 5.00%, 11/15/2020	2,500	2,582
City of Garland, GO, 5.00%, 02/15/2021	1,700	1,774
City of Houston, Airport System, Series D, Rev., 5.00%, 07/01/2021	1,150	1,216
Cypress-Fairbanks Independent School District, GO, PSF-GTD, 5.00%, 02/15/2021	2,465	2,572

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Gulf Coast Waste Disposal Authority, Pollution Control, Exxon Project, Rev., VRDO, 1.60%, 01/02/2020 (z)	4,000	4,000
Houston Independent School District, GO, PSF-GTD, 5.00%, 02/15/2022	1,600	1,730
Lower Neches Valley Authority Industrial Development Corp., Exxonmobil, Rev., VRDO, 1.59%, 01/02/2020 (z)	5,500	5,500
North Texas Tollway Authority, North Texas Tollway System, First Tier,
Series A, Rev., 5.00%, 01/01/2021	1,000	1,038
Series A, Rev., 5.00%, 01/01/2022	2,000	2,152
Northwest Independent School District, Series B, GO, PSF-GTD, 5.00%, 02/15/2021	2,000	2,087
Permanent University Fund—University of Texas System, Series A, Rev., VRDO, 1.60%, 01/07/2020 (z)	800	800
Socorro Independent School District, GO, PSF-GTD, 4.00%, 08/15/2020	3,220	3,278
State of Texas, College Student Loan, Series B, GO, AMT, 5.00%, 08/01/2020	4,010	4,096
State of Texas, Veterans, GO, VRDO, LIQ: FHLB, 1.70%, 01/07/2020 (z)	2,500	2,500
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources Obligated Group, Series B, Rev., VRDO, 1.52%, 01/07/2020 (z)	3,000	3,000

		38,730

Utah — 0.1%
County of Utah, IHC Health Services, Inc. Obligated Group, Series B, Rev., VRDO, 1.50%, 01/07/2020 (z)	1,150	1,150

Virginia — 3.9%
Albermarle County Economic Development Authority, Sentara Healthcare Obligated Group, Series B, Rev., VRDO, 1.63%, 01/02/2020 (z)	1,350	1,350
County of Chesterfield, Series B, GO, 5.00%, 01/01/2021	1,430	1,486
Fairfax County Economic Development Authority, Smithsonian Institution, Series A, Rev., VRDO, 1.45%, 01/07/2020 (z)	4,325	4,325
Fairfax County Industrial Development Authority, Inova Health System Obligated Group, Series C, Rev., VRDO, 1.55%, 01/07/2020 (z)	13,300	13,300
Loudoun County Economic Development Authority, Howard Hughes Medical Institute,
Series B, Rev., VRDO, 1.69%, 01/07/2020 (z)	2,630	2,630
Series C, Rev., VRDO, 1.71%, 01/07/2020 (z)	4,500	4,500
Series D, Rev., VRDO, 1.68%, 01/07/2020 (z)	200	200

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	37

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — continued
Series F, Rev., VRDO, 1.70%, 01/07/2020 (z)	5,815	5,815
Norfolk Economic Development Authority, Sentara Healthcare Obligated Group,
Series A, Rev., VRDO, 1.70%, 01/07/2020 (z)	10,200	10,200
Series B, Rev., VRDO, 1.67%, 01/07/2020 (z)	6,300	6,300
Virginia Port Authority,
Series B, Rev., AMT, 5.00%, 07/01/2020	1,730	1,762
Series B, Rev., AMT, 5.00%, 07/01/2021	1,405	1,483

		53,351

Washington — 1.8%
Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 1.70%, 01/07/2020 (z)	6,000	6,000
King County Public Hospital District No. 1, Valley Medical Center, GO, 4.00%, 12/01/2020	475	486
King County School District No. 412 Shoreline, GO, SCH BD GTY, 5.00%, 12/01/2020	1,000	1,036
Port of Seattle, First Lien, Series B, Rev., AMT, 5.00%, 10/01/2020	2,935	3,017
Port of Seattle, Intermediate Lien, Rev., AMT, 5.00%, 04/01/2022	2,000	2,161
State of Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.00%, 08/01/2020	4,730	4,837
Washington Health Care Facilities Authority, Providence St Joseph Health Obligated Group, Series C, Rev., VRDO, 1.67%, 01/07/2020 (z)	5,100	5,100
Washington State Housing Finance Commission, Interurban Senior Living Associates LP, Rev., VRDO, LOC: FHLMC, LIQ: FHLMC, 1.65%, 01/07/2020 (z)	2,245	2,245

		24,882

Wisconsin — 0.8%
State of Wisconsin,
Series A, GO, 5.00%, 05/01/2022	4,815	5,250
Series B, GO, 5.00%, 05/01/2021	2,435	2,561
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit Group, Rev., 4.00%, 11/15/2020	1,530	1,568
Wisconsin Housing & Economic Development Authority, Series B, Rev., FNMA COLL, VRDO, 1.58%, 01/07/2020 (z)	1,000	1,000

		10,379

Wyoming — 0.4%
County of Lincoln, Exxon Capital Ventures, Inc., Rev., VRDO, 1.57%, 01/02/2020 (z)	5,000	5,000

Total Municipal Bonds (Cost $825,483)		826,867

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

U.S. Treasury Obligations — 4.4%
U.S. Treasury Inflation Indexed Notes, 0.13%, 04/15/2022 (dd)		2,540	2,536
0.13%, 01/15/2023		10,592	10,591
0.38%, 07/15/2023		10,892	11,043
0.63%, 04/15/2023		32,014	32,509
U.S. Treasury Notes, 1.75%, 07/31/2021 (dd)		3,000	3,007

Total U.S. Treasury Obligations (Cost $58,801)			59,686

Short-Term Investments — 12.2%
Certificates of Deposit — 0.1%
Emirates NBD PJSC, (United Arab Emirates), 2.80%, 05/04/2020 (n)		1,200	1,203
3.00%, 03/06/2020		600	601

Total Certificates of Deposit			1,804

Commercial Papers — 3.8%
City of Dallas, Series D1, 1.22%, 02/06/2020 (n)		15,000	14,999
County of Montgomery, Series 10B, 1.16%, 01/16/2020 (n)		3,000	3,000
Encana Corp., (Canada), Series USCP, 2.21%, 01/07/2020 (e) (n)		3,200	3,199
Ford Motor Credit Co. LLC, 3.43%, 01/21/2020 (e) (n)		1,900	1,897
Health Care Authority of the City of Huntsville (The), 1.38%, 01/06/2020 (n)		2,000	2,000
1.19%, 03/05/2020 (n)		6,000	5,999
Massachusetts Health & Educational Facilities Authority, 1.32%, 01/16/2020 (n)		3,000	3,000
Board Of Trustees Michigan State University, Series F, 1.21%, 02/05/2020 (n)		600	600
New York Power Authority, Series 1, 1.12%, 02/06/2020 (n)		12,000	11,998
1.14%, 01/16/2020 (n)		800	800
University of Michigan, Series B, 1.20%, 02/05/2020 (n)		2,000	2,000
WGL Holdings, Inc., 2.06%, 01/06/2020 (e) (n)		2,100	2,099

Total Commercial Papers			51,591

Foreign Government Security — 0.6%
Japan Treasury Discount Bill, (Japan), Series 867, Zero Coupon, 02/10/2020	JPY	820,800	7,556

Municipal Bonds — 4.5%
Brookhaven Development Authority, Children’s Healthcare of Atlanta Obligated Group, Series A, Rev., 5.00%, 07/01/2020		2,250	2,293
City of New Haven, Series A, GO, 5.00%, 08/01/2020		1,000	1,020
County of Los Angeles, Rev., TRAN, 5.00%, 06/30/2020		6,500	6,629
County of Suffolk, Series II, GO, TAN, 2.50%, 08/20/2020 (w)		5,000	5,036

SEE NOTES TO FINANCIAL STATEMENTS.

38	SIX CIRCLES TRUST	DECEMBER 31, 2019

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Municipal Bonds — continued
Metropolitan Transportation Authority, Series A, Rev., BAN, 4.00%, 02/03/2020	6,000	6,014
Nassau County, Series A, GO, 2.00%, 12/09/2020	5,000	5,038
San Francisco City & County Airport Comm-San Francisco International Airport, Special Facilities Lease, SFO Fuel Co. LLC, Series A, Rev., AMT, 5.00%, 01/01/2020	1,010	1,010
School District of Philadelphia (The), Series C, Rev., TRAN, 4.00%, 03/31/2020	3,500	3,525
State of Idaho, GO, TAN, 3.00%, 06/30/2020	7,000	7,067
State of Texas, Rev., TRAN, 4.00%, 08/27/2020	22,500	22,920
Troy University, Alabama Facilities, Series A, Rev., BAM, 4.00%, 11/01/2020	1,000	1,023

Total Municipal Bonds		61,575

Repurchase Agreement — 1.7%
Goldman Sachs Co. LLC, 1.55%, dated 12/31/2019, due 01/02/2020, repurchase price $22,502, collateralized by Mortgage-Backed Security, 4.50%, due 10/01/2048, with a value of $23,202.	22,500	22,500

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Time Deposits — 1.5%
Australia & New Zealand Banking Group Ltd., 1.56%, 01/02/2020		18,016	18,016
BNP Paribas SA, 1.56%, 01/02/2020		2,240	2,240
Brown Brothers Harriman,
(0.68%), 01/02/2020	EUR	1	1
(0.24%), 01/06/2020	JPY	27	—	(h)
0.32%, 01/02/2020	AUD	184	130
0.82%, 01/02/2020	CAD	235	181
Citibank NA, 0.36%, 01/02/2020	GBP	65	85

Total Time Deposits			20,653

Total Short-Term Investments (Cost $165,592)			165,679

Total Investments — 102.5% (Cost $1,384,947)			1,390,059

Liabilities in Excess of Other Assets — (2.5)%			(34,319)

NET ASSETS — 100.0%			$1,355,740

Percentages indicated are based on net assets.

Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)

Long Contracts

Australian 10 Year Government Bond	149	03/2020	AUD	15,249	(301)

Canadian 10 Year Government Bond	119	03/2020	CAD	12,851	(253)

U.S. Treasury 2 Year Note	1,093	03/2020	USD	235,665	(123)

					(677)

Short Contracts

3 Month Eurodollar	(860)	12/2020	USD	(211,649)	132

U.S. Treasury 5 Year Note	(84)	03/2020	USD	(10,001)	38

U.S. Treasury Ultra Bond	(28)	03/2020	USD	(5,230)	143

U.S. Ultra Treasury 10 Year Note	(60)	03/2020	USD	(8,533)	91

					404

Total unrealized appreciation (depreciation)					(273)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	39

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of December 31, 2019:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	7,595	JPY	820,800	Morgan Stanley & Co.	02/10/2020	25
MXN	4,597	USD	237	Deutsche Bank AG	02/12/2020	5
EUR	582	USD	643	Morgan Stanley & Co.	02/14/2020	11

Total unrealized appreciation						41

USD	1,745	MXN	33,775	Morgan Stanley & Co.	01/28/2020	(34)
USD	2,189	MXN	42,221	Deutsche Bank AG	01/28/2020	(35)
USD	266	AUD	385	Morgan Stanley & Co.	02/14/2020	(5)
USD	2,267	CAD	3,006	Morgan Stanley & Co.	02/14/2020	(48)
USD	643	EUR	581	Morgan Stanley & Co.	02/14/2020	(10)
USD	9,589	GBP	7,446	Morgan Stanley & Co.	02/14/2020	(286)
USD	3,964	MXN	78,338	Morgan Stanley & Co.	02/27/2020	(146)

Total unrealized depreciation						(564)

Net unrealized appreciation (depreciation)						(523)

Centrally Cleared Interest Rate Swap contracts outstanding as of December 31, 2019:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Mexico Interbank TIIE 28 Day	6.53% 28-day	Receive	12/09/2021	MXN	14,900	—	3	3
Mexico Interbank TIIE 28 Day	6.53% 28-day	Receive	12/09/2021	MXN	16,800	—	3	3
Mexico Interbank TIIE 28 Day	6.48% 28-day	Receive	12/09/2021	MXN	39,300	—	9	9
Mexico Interbank TIIE 28 Day	6.73% 28-day	Receive	12/21/2021	MXN	7,800	—	— (h)	— (h)
Mexico Interbank TIIE 28 Day	6.81% 28-day	Receive	12/22/2021	MXN	36,900	—	(5)	(5)
Mexico Interbank TIIE 28 Day	6.79% 28-day	Receive	12/23/2021	MXN	31,200	—	(3)	(3)
United States FEDEF Intraday	2.30 % annually	Receive	03/01/2022	USD	30,100	(136)	(442)	(578)

Total						(136)	(435)	(571)

(a)	Value of floating rate index as of December 31, 2019 was as follows:

FLOATING RATE INDEX
Mexico Interbank TIIE 28 Day	7.56%
United States FEDEF Intraday	1.55%

SEE NOTES TO FINANCIAL STATEMENTS.

40	SIX CIRCLES TRUST	DECEMBER 31, 2019

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AGM	— Insured by Assured Guaranty Municipal Corp.
AMT	— Alternative Minimum Tax
BAM	— Insured by Build America Mutual
BAN	— Bond Anticipation Note
COLL	— Collateral
COP	— Certificate of Participation
FEDEF	— Federal Fund Effective Rate (Continuous Series)
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
GTY	— Guaranty
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PSF	— Permanent School Fund
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REMICS	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
SCH BD	— School Bond
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Interbank Average Rate
SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of December 31, 2019.

TAN	— Tax Anticipation Note
TBA	— To Be Announced
TIIE	— The Interbank Equilibrium Interest Rate
TRAN	— Tax & Revenue Anticipation Note
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of December 31, 2019.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500.
(n)	— The rate shown is the effective yield as of December 31, 2019.
(t)	— The date shown represents the earliest of the next put date or final maturity date.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of December 31, 2019.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2019.
(dd)	— Approximately $340,689 of these investments are restricted as collateral for forwards to Morgan Stanley & Co.
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	41

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — 99.8%
Basic Materials — 1.3%
Chemicals — 1.1%
Air Products & Chemicals, Inc.	84	19,802
Albemarle Corp.	31	2,263
Ashland Global Holdings, Inc.	6	472
Axalta Coating Systems Ltd. (a)	8	248
Cabot Corp.	16	741
Celanese Corp., Class A	43	5,292
CF Industries Holdings, Inc.	13	605
Dow, Inc.	50	2,734
DuPont de Nemours, Inc.	50	3,199
Eastman Chemical Co.	69	5,466
Ecolab, Inc.	58	11,151
FMC Corp.	7	737
HB Fuller Co.	1	60
International Flavors & Fragrances, Inc.	36	4,583
Linde plc, (United Kingdom)	174	37,129
LyondellBasell Industries NV, Class A	19	1,770
Mosaic Co. (The)	23	488
NewMarket Corp.	1	293
PolyOne Corp.	13	492
PPG Industries, Inc.	77	10,304
RPM International, Inc.	35	2,665
Sensient Technologies Corp.	7	450
Sherwin-Williams Co. (The)	16	9,588
Valvoline, Inc.	35	748
Westlake Chemical Corp.	3	213

		121,493

Forest Products & Paper — 0.0% (g)
International Paper Co.	28	1,290

Iron/Steel — 0.1%
Nucor Corp.	166	9,342
Reliance Steel & Aluminum Co.	20	2,444
Steel Dynamics, Inc.	81	2,749

		14,535

Mining — 0.1%
Freeport-McMoRan, Inc.	80	1,049
Kaiser Aluminum Corp.	1	97
Newmont Goldcorp Corp.	62	2,688
Royal Gold, Inc.	5	578

		4,412

Total Basic Materials		141,730

Communications — 19.9%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The)	227	5,234
Omnicom Group, Inc.	110	8,911

		14,145

Internet — 15.8%
Alphabet, Inc., Class A (a)	256	343,050
Alphabet, Inc., Class C (a)	256	342,772
Amazon.com, Inc. (a)	282	520,941
Booking Holdings, Inc. (a)	28	58,135
CDW Corp.	29	4,100

SECURITY DESCRIPTION	SHARES		VALUE($)

Internet — continued
eBay, Inc.	519		18,737
Expedia Group, Inc.	115		12,481
F5 Networks, Inc. (a)	3		380
Facebook, Inc., Class A (a)	2,056		422,058
GoDaddy, Inc., Class A (a)	9		614
IAC/InterActiveCorp. (a)	5		1,206
Match Group, Inc. (a)	3		245
MercadoLibre, Inc., (Argentina) (a)	3		1,743
Netflix, Inc. (a)	28		9,138
NortonLifeLock, Inc.	360		9,189
Okta, Inc., Class A (a)	7		778
Palo Alto Networks, Inc. (a)	6		1,392
Pinterest, Inc., Class A (a)	9		166
RingCentral, Inc., Class A (a)	5		775
Roku, Inc., Class A (a)	6		746
Snap, Inc., Class A (a)	46		755
TripAdvisor, Inc.	4		136
Twitter, Inc. (a)	660		21,139
Uber Technologies, Inc. (a)	12		363
VeriSign, Inc. (a)	6		1,164
Wayfair, Inc., Class A (a)	4		342
Zillow Group, Inc., Class C (a)	8		376

			1,772,921

Media — 1.3%
Altice USA, Inc., Class A (a)	4		119
Cable One, Inc.	—	(h)	124
Charter Communications, Inc., Class A (a)	10		5,050
Comcast Corp., Class A	1,615		72,605
Discovery, Inc., Class A (a)	15		490
Discovery, Inc., Class C (a)	19		568
DISH Network Corp., Class A (a)	16		574
FactSet Research Systems, Inc.	8		2,074
Fox Corp., Class A	20		758
Fox Corp., Class B	12		452
John Wiley & Sons, Inc., Class A	7		340
Liberty Broadband Corp., Class C (a)	6		742
Liberty Global plc, (United Kingdom), Class A (a)	14		325
Liberty Global plc, (United Kingdom), Class C (a)	21		458
Liberty Media Corp.-Liberty Formula One, Class C (a)	12		569
Liberty Media Corp.-Liberty SiriusXM, Class A (a)	4		198
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	9		416
News Corp., Class A	24		345
Nexstar Media Group, Inc., Class A	7		801
Sinclair Broadcast Group, Inc., Class A	12		391
Sirius XM Holdings, Inc.	79		565
ViacomCBS, Inc., Class B	33		1,387
Walt Disney Co. (The)	433		62,610

			151,961

Telecommunications — 2.7%
Arista Networks, Inc. (a)	3		680
AT&T, Inc.	480		18,750
CenturyLink, Inc.	57		753
Cisco Systems, Inc.	2,166		103,864

SEE NOTES TO FINANCIAL STATEMENTS.

42	SIX CIRCLES TRUST	DECEMBER 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Telecommunications — continued
Corning, Inc.	347	10,105
Juniper Networks, Inc.	18	447
Motorola Solutions, Inc.	40	6,488
Sprint Corp. (a)	42	219
T-Mobile US, Inc. (a)	20	1,605
Verizon Communications, Inc.	2,603	159,822
Zayo Group Holdings, Inc. (a)	10	352

		303,085

Total Communications		2,242,112

Consumer Cyclical — 5.9%
Airlines — 0.2%
Alaska Air Group, Inc.	30	2,053
American Airlines Group, Inc.	7	190
Delta Air Lines, Inc.	262	15,313
Southwest Airlines Co.	102	5,482
United Airlines Holdings, Inc. (a)	6	521

		23,559

Apparel — 0.4%
Capri Holdings Ltd., (United Kingdom) (a)	9	340
Carter’s, Inc.	9	957
Hanesbrands, Inc.	19	289
NIKE, Inc., Class B	281	28,423
PVH Corp.	5	533
Ralph Lauren Corp., Class A	3	368
Tapestry, Inc.	18	496
Under Armour, Inc., Class A (a)	18	384
Under Armour, Inc., Class C (a)	6	110
VF Corp.	119	11,874

		43,774

Auto Manufacturers — 0.3%
Cummins, Inc.	85	15,264
Ford Motor Co.	260	2,416
General Motors Co.	89	3,254
PACCAR, Inc.	127	10,054
Tesla, Inc. (a)	9	3,607

		34,595

Auto Parts & Equipment — 0.1%
Aptiv plc, (Ireland)	16	1,483
Autoliv, Inc., (Sweden)	31	2,633
BorgWarner, Inc.	58	2,516
Goodyear Tire & Rubber Co. (The)	127	1,982
Lear Corp.	27	3,692
WABCO Holdings, Inc. (a)	2	337

		12,643

Distribution/Wholesale — 0.2%
Copart, Inc. (a)	14	1,305
Fastenal Co.	240	8,875
HD Supply Holdings, Inc. (a)	15	602
KAR Auction Services, Inc.	79	1,732
LKQ Corp. (a)	18	648
Pool Corp.	4	768
WW Grainger, Inc.	14	4,666

		18,596

SECURITY DESCRIPTION	SHARES		VALUE($)

Entertainment — 0.0% (g)
Live Nation Entertainment, Inc. (a)	9		617
Marriott Vacations Worldwide Corp.	6		749
Vail Resorts, Inc.	2		583

			1,949

Food Service — 0.0% (g)
Aramark	51		2,226
Grubhub, Inc. (a)	6		269

			2,495

Home Builders — 0.1%
DR Horton, Inc.	73		3,852
Lennar Corp., Class A	21		1,175
NVR, Inc. (a)	—	(h)	690
PulteGroup, Inc.	17		665
Thor Industries, Inc.	15		1,144

			7,526

Home Furnishings — 0.1%
Dolby Laboratories, Inc., Class A	5		315
Leggett & Platt, Inc.	66		3,346
Whirlpool Corp.	36		5,355

			9,016

Housewares — 0.0% (g)
Newell Brands, Inc.	27		516
Scotts Miracle-Gro Co. (The)	8		832
Toro Co. (The)	10		826

			2,174

Leisure Time — 0.1%
Brunswick Corp.	13		775
Carnival Corp.	30		1,532
Harley-Davidson, Inc.	82		3,043
Norwegian Cruise Line Holdings Ltd. (a)	15		860
Polaris, Inc.	21		2,152
Royal Caribbean Cruises Ltd.	74		9,897

			18,259

Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	16		1,827
Las Vegas Sands Corp.	21		1,459
Marriott International, Inc., Class A	74		11,179
MGM Resorts International	27		906
Wyndham Destinations, Inc.	47		2,434
Wyndham Hotels & Resorts, Inc.	19		1,184
Wynn Resorts Ltd.	5		735

			19,724

Office Furnishings — 0.0% (g)
Herman Miller, Inc.	6		248
HNI Corp.	5		199

			447

Retail — 4.1%
Advance Auto Parts, Inc.	4		666
AutoZone, Inc. (a)	2		1,798
Best Buy Co., Inc.	100		8,751
Bloomin’ Brands, Inc.	4		97
Brinker International, Inc.	8		338

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	43

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Retail — continued
Burlington Stores, Inc. (a)	4	872
CarMax, Inc. (a)	10	875
Casey’s General Stores, Inc.	1	175
Cheesecake Factory, Inc. (The)	9	352
Chipotle Mexican Grill, Inc., Class A (a)	2	1,399
Costco Wholesale Corp.	86	25,367
Cracker Barrel Old Country Store, Inc.	8	1,268
Darden Restaurants, Inc.	54	5,899
Dick’s Sporting Goods, Inc.	17	864
Dollar General Corp.	44	6,803
Dollar Tree, Inc. (a)	15	1,435
Domino’s Pizza, Inc.	5	1,583
Dunkin’ Brands Group, Inc.	17	1,290
Foot Locker, Inc.	51	2,007
Gap, Inc. (The)	13	233
Genuine Parts Co.	64	6,796
Group 1 Automotive, Inc.	2	192
Home Depot, Inc. (The)	472	103,019
Kohl’s Corp.	11	551
Lithia Motors, Inc., Class A	3	409
Lowe’s Cos., Inc.	260	31,107
Lululemon Athletica, Inc., (Canada) (a)	8	1,751
McDonald’s Corp.	324	64,005
MSC Industrial Direct Co., Inc., Class A	21	1,629
Nordstrom, Inc.	6	228
Nu Skin Enterprises, Inc., Class A	18	747
O’Reilly Automotive, Inc. (a)	5	1,996
Penske Automotive Group, Inc.	9	438
Ross Stores, Inc.	69	7,981
Starbucks Corp.	405	35,597
Target Corp.	188	24,059
Texas Roadhouse, Inc., Class A	10	584
Tiffany & Co.	32	4,313
TJX Cos., Inc. (The)	356	21,727
Tractor Supply Co.	26	2,419
Ulta Beauty, Inc. (a)	3	883
Walgreens Boots Alliance, Inc.	378	22,259
Walmart, Inc.	466	55,438
Wendy’s Co. (The)	37	820
Williams-Sonoma, Inc.	25	1,804
Yum! Brands, Inc.	85	8,580

		461,404

Storage/Warehousing — 0.0% (g)
Mobile Mini, Inc.	5	198

Textiles — 0.0% (g)
Mohawk Industries, Inc. (a)	4	557

Toys/Games/Hobbies — 0.1%
Hasbro, Inc.	53	5,621

Total Consumer Cyclical		662,537

Consumer Non-cyclical — 30.6%
Agriculture — 0.3%
Altria Group, Inc.	119	5,953
Archer-Daniels-Midland Co.	275	12,746
Bunge Ltd.	71	4,067
Philip Morris International, Inc.	100	8,513

		31,279

SECURITY DESCRIPTION	SHARES	VALUE($)

Beverages — 6.7%
Brown-Forman Corp., Class A	21	1,335
Brown-Forman Corp., Class B	368	24,862
Coca-Cola Co. (The)	6,212	343,852
Constellation Brands, Inc., Class A	227	43,109
Molson Coors Brewing Co., Class B	213	11,501
Monster Beverage Corp. (a)	462	29,382
PepsiCo., Inc.	2,149	293,667

		747,708

Biotechnology — 4.0%
Alexion Pharmaceuticals, Inc. (a)	166	17,906
Alnylam Pharmaceuticals, Inc. (a)	82	9,430
Amgen, Inc.	659	158,976
Biogen, Inc. (a)	136	40,419
BioMarin Pharmaceutical, Inc. (a)	131	11,112
Bio-Rad Laboratories, Inc., Class A (a)	1	401
Corteva, Inc.	46	1,369
Exact Sciences Corp. (a)	108	9,970
Gilead Sciences, Inc.	1,591	103,411
Illumina, Inc. (a)	10	3,167
Incyte Corp. (a)	135	11,795
Ionis Pharmaceuticals, Inc. (a)	98	5,907
Regeneron Pharmaceuticals, Inc. (a)	60	22,505
Seattle Genetics, Inc. (a)	88	10,007
Vertex Pharmaceuticals, Inc. (a)	190	41,553

		447,928

Commercial Services — 0.8%
ABM Industries, Inc.	11	408
AMERCO	1	242
Automatic Data Processing, Inc.	147	25,117
Booz Allen Hamilton Holding Corp., Class A	30	2,139
Cintas Corp.	20	5,267
CoStar Group, Inc. (a)	2	1,300
Equifax, Inc.	10	1,452
FleetCor Technologies, Inc. (a)	5	1,491
Gartner, Inc. (a)	5	808
Global Payments, Inc.	19	3,550
Healthcare Services Group, Inc.	14	344
IHS Markit Ltd., (United Kingdom) (a)	29	2,221
Insperity, Inc.	6	521
ManpowerGroup, Inc.	27	2,575
MarketAxess Holdings, Inc.	7	2,520
Moody’s Corp.	40	9,570
Nielsen Holdings plc	18	359
PayPal Holdings, Inc. (a)	74	7,957
Robert Half International, Inc.	35	2,215
Rollins, Inc.	22	738
S&P Global, Inc.	53	14,557
Sabre Corp.	11	250
Service Corp. International	31	1,449
Square, Inc., Class A (a)	22	1,354
TransUnion	12	1,050
United Rentals, Inc. (a)	6	918
Verisk Analytics, Inc., Class A	11	1,579

		91,951

Cosmetics/Personal Care — 1.4%
Colgate-Palmolive Co.	350	24,065
Coty, Inc., Class A	18	201

SEE NOTES TO FINANCIAL STATEMENTS.

44	SIX CIRCLES TRUST	DECEMBER 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Cosmetics/Personal Care — continued
Estee Lauder Cos., Inc. (The), Class A	42	8,597
Procter & Gamble Co. (The)	1,019	127,313

		160,176

Food — 0.9%
Campbell Soup Co.	7	344
Conagra Brands, Inc.	28	967
Flowers Foods, Inc.	73	1,576
General Mills, Inc.	36	1,910
Hershey Co. (The)	48	7,095
Hormel Foods Corp.	89	4,029
Ingredion, Inc.	24	2,217
JM Smucker Co. (The)	55	5,723
Kellogg Co.	127	8,771
Kraft Heinz Co. (The)	42	1,364
Kroger Co. (The)	307	8,911
Lamb Weston Holdings, Inc.	14	1,171
Lancaster Colony Corp.	2	339
McCormick & Co., Inc.	27	4,599
Mondelez International, Inc., Class A	508	27,999
Sysco Corp.	165	14,139
Tyson Foods, Inc., Class A	95	8,673

		99,827

Healthcare — Products — 1.5%
Abbott Laboratories	513	44,570
ABIOMED, Inc. (a)	3	449
Align Technology, Inc. (a)	5	1,362
Baxter International, Inc.	102	8,497
Boston Scientific Corp. (a)	89	4,030
Cooper Cos., Inc. (The)	3	857
Danaher Corp.	87	13,377
DENTSPLY SIRONA, Inc.	29	1,620
Edwards Lifesciences Corp. (a)	13	3,132
Henry Schein, Inc. (a)	8	555
Hill-Rom Holdings, Inc.	3	385
Hologic, Inc. (a)	14	736
IDEXX Laboratories, Inc. (a)	5	1,288
Insulet Corp. (a)	4	628
Intuitive Surgical, Inc. (a)	7	4,345
Medtronic plc, (Ireland)	469	53,265
ResMed, Inc.	28	4,304
STERIS plc	13	1,952
Stryker Corp.	67	13,996
Teleflex, Inc.	3	948
Thermo Fisher Scientific, Inc.	26	8,560
Varian Medical Systems, Inc. (a)	5	730
West Pharmaceutical Services, Inc.	5	739
Zimmer Biomet Holdings, Inc.	13	1,926

		172,251

Healthcare—Services — 1.1%
Anthem, Inc.	57	17,146
Centene Corp. (a)	25	1,574
DaVita, Inc. (a)	7	528
Encompass Health Corp.	15	1,033
HCA Healthcare, Inc.	19	2,755
Humana, Inc.	19	7,082

SECURITY DESCRIPTION	SHARES		VALUE($)

Healthcare — Services — continued
IQVIA Holdings, Inc. (a)	11		1,720
Laboratory Corp. of America Holdings (a)	6		1,066
Quest Diagnostics, Inc.	42		4,502
UnitedHealth Group, Inc.	274		80,455
Universal Health Services, Inc., Class B	5		788
WellCare Health Plans, Inc. (a)	3		978

			119,627

Household Products/Wares — 0.3%
Avery Dennison Corp.	27		3,544
Church & Dwight Co., Inc.	53		3,696
Clorox Co. (The)	53		8,123
Kimberly-Clark Corp.	163		22,352
WD-40 Co.	—	(h)	16

			37,731

Pharmaceuticals — 13.6%
AbbVie, Inc.	1,091		96,616
Allergan plc	246		47,071
AmerisourceBergen Corp., Class A	46		3,942
Becton Dickinson and Co.	62		16,799
Bristol-Myers Squibb Co.	2,614		167,789
Cardinal Health, Inc.	157		7,951
Cigna Corp.	24		4,969
CVS Health Corp.	88		6,566
DexCom, Inc. (a)	6		1,269
Elanco Animal Health, Inc. (a)	19		554
Eli Lilly & Co.	886		116,427
Jazz Pharmaceuticals plc, (Ireland) (a)	3		386
Johnson & Johnson	2,982		434,928
McKesson Corp.	39		5,436
Merck & Co., Inc.	2,823		256,708
Mylan NV (a)	386		7,756
Neurocrine Biosciences, Inc. (a)	63		6,824
Perrigo Co. plc, (Ireland)	121		6,269
Pfizer, Inc.	7,095		277,969
Sarepta Therapeutics, Inc. (a)	55		7,050
Zoetis, Inc., Class A	389		51,478

			1,524,757

Total Consumer Non-cyclical			3,433,235

Energy — 2.5%
Oil & Gas — 2.3%
Apache Corp.	21		550
Cabot Oil & Gas Corp.	26		444
Chevron Corp.	1,224		147,514
Concho Resources, Inc.	12		1,094
ConocoPhillips	73		4,770
Continental Resources, Inc.	2		79
Devon Energy Corp.	26		665
Diamondback Energy, Inc.	9		820
EOG Resources, Inc.	37		3,111
Exxon Mobil Corp.	279		19,439
Hess Corp.	17		1,150
HollyFrontier Corp.	12		605
Marathon Oil Corp.	47		638
Marathon Petroleum Corp.	390		23,508
Noble Energy, Inc.	27		659

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	45

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Oil & Gas — continued
Occidental Petroleum Corp.	58	2,393
Phillips 66	241	26,898
Pioneer Natural Resources Co.	11	1,592
Valero Energy Corp.	261	24,458

		260,387

Oil & Gas Services — 0.1%
Baker Hughes Co., Class A	43	1,100
Halliburton Co.	63	1,539
National Oilwell Varco, Inc.	25	634
Schlumberger Ltd.	94	3,794
TechnipFMC plc, (United Kingdom)	27	582

		7,649

Pipelines — 0.1%
Cheniere Energy, Inc. (a)	12	746
Kinder Morgan, Inc.	125	2,647
ONEOK, Inc.	24	1,853
Targa Resources Corp.	13	529
Williams Cos., Inc. (The)	71	1,681

		7,456

Total Energy		275,492

Financial — 11.7%
Banks — 6.4%
Associated Banc-Corp.	164	3,619
Atlantic Union Bankshares Corp.	81	3,055
BancFirst Corp.	36	2,277
BancorpSouth Bank	91	2,861
Bank of America Corp.	3,151	110,964
Bank of New York Mellon Corp. (The)	399	20,101
Bank OZK	118	3,611
Banner Corp.	11	650
BOK Financial Corp.	33	2,907
Cathay General Bancorp	86	3,277
CenterState Bank Corp.	108	2,695
Citigroup, Inc.	1,030	82,326
Citizens Financial Group, Inc.	317	12,881
Columbia Banking System, Inc.	28	1,136
Comerica, Inc.	122	8,787
Commerce Bancshares, Inc.	50	3,392
Community Bank System, Inc.	17	1,179
Cullen/Frost Bankers, Inc.	44	4,275
CVB Financial Corp.	152	3,271
East West Bancorp, Inc.	17	841
Fifth Third Bancorp	59	1,804
First Financial Bankshares, Inc.	81	2,829
First Horizon National Corp.	268	4,445
First Interstate BancSystem, Inc., Class A	61	2,540
First Merchants Corp.	67	2,773
First Midwest Bancorp, Inc.	34	791
First Republic Bank	47	5,481
Fulton Financial Corp.	181	3,151
Glacier Bancorp, Inc.	32	1,469
Goldman Sachs Group, Inc. (The)	134	30,705
Home BancShares, Inc.	158	3,113
Hope Bancorp, Inc.	69	1,027
Huntington Bancshares, Inc.	794	11,967

SECURITY DESCRIPTION	SHARES	VALUE($)

Banks — continued
Independent Bank Corp.	12	959
Independent Bank Group, Inc.	42	2,346
KeyCorp.	709	14,358
M&T Bank Corp.	10	1,760
Morgan Stanley	624	31,904
NBT Bancorp, Inc.	17	687
Northern Trust Corp.	108	11,449
PNC Financial Services Group, Inc. (The)	227	36,175
Popular, Inc., (Puerto Rico)	62	3,617
Prosperity Bancshares, Inc.	58	4,204
Regions Financial Corp.	714	12,245
ServisFirst Bancshares, Inc.	62	2,319
Signature Bank	6	864
Simmons First National Corp., Class A	34	924
South State Corp.	33	2,860
State Street Corp.	192	15,216
SVB Financial Group (a)	5	1,207
Synovus Financial Corp.	115	4,513
TCF Financial Corp.	111	5,195
Towne Bank	91	2,532
Truist Financial Corp.	488	27,487
UMB Financial Corp.	39	2,682
United Community Banks, Inc.	3	99
US Bancorp	705	41,800
Webster Financial Corp.	78	4,154
Wells Fargo & Co.	2,470	132,861
WesBanco, Inc.	83	3,133
Westamerica Bancorporation	10	703
Wintrust Financial Corp.	39	2,793
Zions Bancorp NA	124	6,446

		723,692

Diversified Financial Services — 2.4%
Air Lease Corp., Class A	7	318
Aircastle Ltd.	27	854
Alliance Data Systems Corp.	2	270
Ally Financial, Inc.	36	1,107
American Express Co.	200	24,916
Ameriprise Financial, Inc.	61	10,091
BlackRock, Inc., Class A	51	25,877
Capital One Financial Corp.	34	3,501
Cboe Global Markets, Inc.	10	1,143
Charles Schwab Corp. (The)	83	3,965
CME Group, Inc., Class A	106	21,369
Cohen & Steers, Inc.	18	1,135
Discover Financial Services	141	11,932
E*TRADE Financial Corp.	24	1,068
Eaton Vance Corp.	60	2,795
Evercore, Inc., Class A	12	921
Franklin Resources, Inc.	201	5,219
Intercontinental Exchange, Inc.	155	14,318
Invesco Ltd.	46	833
Jefferies Financial Group, Inc.	20	420
Legg Mason, Inc.	69	2,479
Mastercard, Inc., Class A	123	36,759
Nasdaq, Inc.	54	5,782
Raymond James Financial, Inc.	55	4,897
SEI Investments Co.	28	1,816

SEE NOTES TO FINANCIAL STATEMENTS.

46	SIX CIRCLES TRUST	DECEMBER 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Diversified Financial Services — continued
Synchrony Financial	48	1,734
T Rowe Price Group, Inc.	115	14,041
TD Ameritrade Holding Corp.	116	5,780
Visa, Inc., Class A	284	53,293
Western Union Co. (The)	185	4,955

		263,588

Insurance — 2.3%
Aflac, Inc.	303	16,023
Alleghany Corp. (a)	1	947
Allstate Corp. (The)	126	14,198
American Financial Group, Inc.	23	2,560
American International Group, Inc.	63	3,249
Aon plc, (United Kingdom)	52	10,788
Arch Capital Group Ltd., (Bermuda) (a)	32	1,371
Argo Group International Holdings Ltd., (Bermuda)	2	126
Arthur J Gallagher & Co.	62	5,861
Assurant, Inc.	35	4,608
Assured Guaranty Ltd., (Bermuda)	13	657
Athene Holding Ltd., (Bermuda), Class A (a)	18	842
AXA Equitable Holdings, Inc.	41	1,025
Axis Capital Holdings Ltd., (Bermuda)	28	1,667
Berkshire Hathaway, Inc., Class B (a)	87	19,672
Brown & Brown, Inc.	30	1,175
Chubb Ltd., (Switzerland)	170	26,537
Cincinnati Financial Corp.	63	6,648
CNO Financial Group, Inc.	48	875
Erie Indemnity Co., Class A	5	861
Everest Re Group Ltd., (Bermuda)	17	4,731
Fidelity National Financial, Inc.	168	7,608
First American Financial Corp.	38	2,210
Globe Life, Inc.	38	3,989
Hanover Insurance Group, Inc. (The)	7	973
Hartford Financial Services Group, Inc. (The)	161	9,790
Lincoln National Corp.	93	5,462
Loews Corp.	24	1,281
Markel Corp. (a)	1	1,142
Marsh & McLennan Cos., Inc.	172	19,120
MetLife, Inc.	497	25,334
Old Republic International Corp.	161	3,602
Primerica, Inc.	3	441
Principal Financial Group, Inc.	209	11,508
Progressive Corp. (The)	40	2,928
Prudential Financial, Inc.	30	2,788
Reinsurance Group of America, Inc., Class A	33	5,400
RenaissanceRe Holdings Ltd., (Bermuda)	8	1,507
RLI Corp.	1	97
Selective Insurance Group, Inc.	4	271
Travelers Cos., Inc. (The)	121	16,614
Unum Group	131	3,825
Voya Financial, Inc.	15	928
Willis Towers Watson plc, (United Kingdom)	8	1,688
WR Berkley Corp.	44	3,038

		255,965

SECURITY DESCRIPTION	SHARES	VALUE($)

Private Equity — 0.0% (g)
Blackstone Group, Inc. (The), Class A	49	2,761
KKR & Co., Inc., Class A	33	959

		3,720

Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	24	1,459
Jones Lang LaSalle, Inc.	7	1,134
McGrath RentCorp.	1	97

		2,690

REITS — 0.5%
AGNC Investment Corp.	56	983
Alexandria Real Estate Equities, Inc.	7	1,154
American Tower Corp.	30	6,811
Annaly Capital Management, Inc.	119	1,126
AvalonBay Communities, Inc.	9	1,944
Boston Properties, Inc.	10	1,384
Camden Property Trust	5	510
Crown Castle International Corp.	28	3,972
Digital Realty Trust, Inc.	14	1,635
Duke Realty Corp.	19	674
Equinix, Inc.	6	3,324
Equity LifeStyle Properties, Inc.	9	624
Equity Residential	28	2,274
Essex Property Trust, Inc.	4	1,209
Extra Space Storage, Inc.	7	707
Federal Realty Investment Trust	3	450
Healthpeak Properties, Inc.	31	1,078
Host Hotels & Resorts, Inc.	48	894
Invitation Homes, Inc.	29	874
Iron Mountain, Inc.	17	539
Kimco Realty Corp.	24	503
Liberty Property Trust	9	570
Medical Properties Trust, Inc.	26	556
Mid-America Apartment Communities, Inc.	7	920
National Retail Properties, Inc.	7	397
Omega Healthcare Investors, Inc.	11	465
Prologis, Inc.	44	3,921
Public Storage	10	2,206
Realty Income Corp.	21	1,578
Regency Centers Corp.	8	528
SBA Communications Corp., Class A	7	1,716
Simon Property Group, Inc.	19	2,901
SL Green Realty Corp.	4	374
Sun Communities, Inc.	5	798
UDR, Inc.	15	713
Ventas, Inc.	25	1,424
VEREIT, Inc.	56	515
VICI Properties, Inc.	23	577
Vornado Realty Trust	9	605
Welltower, Inc.	28	2,291
Weyerhaeuser Co.	51	1,534
WP Carey, Inc.	11	860

		58,118

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	47

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Savings & Loans — 0.1%
Investors Bancorp, Inc.	278	3,316
People’s United Financial, Inc.	49	836
Provident Financial Services, Inc.	78	1,933
Washington Federal, Inc.	77	2,835
WSFS Financial Corp.	53	2,314

		11,234

Total Financial		1,319,007

Industrial — 6.6%
Aerospace/Defense — 1.9%
Arconic, Inc.	25	778
Boeing Co. (The)	209	68,159
General Dynamics Corp.	88	15,469
HEICO Corp.	3	326
HEICO Corp., Class A	4	318
L3Harris Technologies, Inc.	59	11,725
Lockheed Martin Corp.	102	39,878
Northrop Grumman Corp.	45	15,396
Raytheon Co.	88	19,428
Spirit AeroSystems Holdings, Inc., Class A	5	354
Teledyne Technologies, Inc. (a)	2	639
TransDigm Group, Inc.	3	1,571
United Technologies Corp.	294	43,993

		218,034

Building Materials — 0.2%
Fortune Brands Home & Security, Inc.	34	2,202
Johnson Controls International plc	54	2,194
Lennox International, Inc.	6	1,361
Martin Marietta Materials, Inc.	4	1,125
Masco Corp.	64	3,083
MDU Resources Group, Inc.	62	1,828
Owens Corning	29	1,885
Simpson Manufacturing Co., Inc.	2	154
Vulcan Materials Co.	23	3,258

		17,090

Electrical Components & Equipments — 0.3%
Acuity Brands, Inc.	3	410
AMETEK, Inc.	18	1,829
Emerson Electric Co.	298	22,704
Energizer Holdings, Inc.	12	587
Hubbell, Inc., Class B	16	2,333
Littelfuse, Inc.	1	192

		28,055

Electronics — 0.7%
Agilent Technologies, Inc.	21	1,773
Allegion plc, (Ireland)	12	1,497
Amphenol Corp., Class A	53	5,772
Arrow Electronics, Inc. (a)	7	579
Brady Corp., Class A	4	205
Flex Ltd. (a)	35	444
FLIR Systems, Inc.	22	1,160
Fortive Corp.	18	1,372

SECURITY DESCRIPTION	SHARES	VALUE($)

Electronics — continued
Garmin Ltd., (Switzerland)	9	880
Gentex Corp.	50	1,456
Honeywell International, Inc.	266	47,045
Keysight Technologies, Inc. (a)	12	1,233
Mettler-Toledo International, Inc. (a)	1	1,099
nVent Electric plc, (United Kingdom)	43	1,106
PerkinElmer, Inc.	7	661
Sensata Technologies Holding plc (a)	7	394
SYNNEX Corp.	5	704
TE Connectivity Ltd., (Switzerland)	121	11,566
Trimble, Inc. (a)	13	529
Waters Corp. (a)	4	866
Woodward, Inc.	1	98

		80,439

Engineering & Construction — 0.0% (g)
Jacobs Engineering Group, Inc.	9	826

Environmental Control — 0.3%
Pentair plc, (United Kingdom)	34	1,577
Republic Services, Inc., Class A	85	7,603
Tetra Tech, Inc.	1	71
Waste Connections, Inc.	20	1,805
Waste Management, Inc.	148	16,913

		27,969

Hand/Machine Tools — 0.1%
Lincoln Electric Holdings, Inc.	12	1,174
MSA Safety, Inc.	3	345
Regal Beloit Corp.	4	324
Snap-on, Inc.	20	3,365
Stanley Black & Decker, Inc.	52	8,616

		13,824

Machinery — Construction & Mining — 0.4%
BWX Technologies, Inc.	8	488
Caterpillar, Inc.	277	40,927
Oshkosh Corp.	13	1,265

		42,680

Machinery — Diversified — 0.3%
AGCO Corp.	10	763
Applied Industrial Technologies, Inc.	3	196
Cognex Corp.	10	568
Deere & Co.	20	3,451
Dover Corp.	49	5,657
Flowserve Corp.	7	330
Graco, Inc.	20	1,064
IDEX Corp.	14	2,459
Middleby Corp. (The) (a)	3	336
Nordson Corp.	4	575
Rockwell Automation, Inc.	45	9,056
Roper Technologies, Inc.	14	4,959
Westinghouse Air Brake Technologies Corp.	11	832
Xylem, Inc.	36	2,800

		33,046

SEE NOTES TO FINANCIAL STATEMENTS.

48	SIX CIRCLES TRUST	DECEMBER 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Metal Fabricate/Hardware — 0.0% (g)
Timken Co. (The)	15	858
Worthington Industries, Inc.	3	132

		990

Miscellaneous Manufacturers — 1.1%
3M Co.	315	55,596
AO Smith Corp.	38	1,833
AptarGroup, Inc.	8	913
Carlisle Cos., Inc.	9	1,376
Donaldson Co., Inc.	18	1,037
Eaton Corp. plc	231	21,860
General Electric Co.	567	6,331
Hexcel Corp.	4	268
Illinois Tool Works, Inc.	132	23,704
Ingersoll-Rand plc	80	10,605
ITT, Inc.	3	242
Parker-Hannifin Corp.	9	1,783
Textron, Inc.	13	559
Trinity Industries, Inc.	26	581

		126,688

Packaging & Containers — 0.1%
Amcor plc, (United Kingdom)	99	1,070
Ball Corp.	21	1,368
Crown Holdings, Inc. (a)	9	658
Packaging Corp. of America	42	4,688
Sealed Air Corp.	6	256
Sonoco Products Co.	33	2,039
Westrock Co.	20	849

		10,928

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	10	2,484

Transportation — 1.2%
CH Robinson Worldwide, Inc.	56	4,361
CSX Corp.	214	15,463
Expeditors International of Washington, Inc.	41	3,216
FedEx Corp.	74	11,235
JB Hunt Transport Services, Inc.	16	1,906
Kansas City Southern	7	1,062
Knight-Swift Transportation Holdings, Inc., Class A	10	345
Matson, Inc.	2	99
Norfolk Southern Corp.	18	3,547
Old Dominion Freight Line, Inc.	5	871
Union Pacific Corp.	278	50,286
United Parcel Service, Inc., Class B	380	44,495
Werner Enterprises, Inc.	7	250
XPO Logistics, Inc. (a)	7	563

		137,699

Trucking & Leasing — 0.0% (g)
GATX Corp.	6	483

Total Industrial		741,235

SECURITY DESCRIPTION	SHARES	VALUE($)

Technology — 18.6%
Computers — 2.8%
Accenture plc, (Ireland), Class A	186	39,267
Apple, Inc.	831	244,033
Cognizant Technology Solutions Corp., Class A	36	2,233
Dell Technologies, Inc., Class C (a)	11	542
DXC Technology Co.	17	640
EPAM Systems, Inc. (a)	3	652
Fortinet, Inc. (a)	88	9,410
Hewlett Packard Enterprise Co.	97	1,531
HP, Inc.	95	1,950
International Business Machines Corp.	59	7,907
Leidos Holdings, Inc.	9	869
NetApp, Inc.	112	6,957
Seagate Technology plc	15	889
Western Digital Corp.	19	1,226

		318,106

Office/Business Equipment — 0.0% (g)
Xerox Holdings Corp.	82	3,041
Zebra Technologies Corp., Class A (a)	3	883

		3,924

Semiconductors — 3.2%
Advanced Micro Devices, Inc. (a)	68	3,141
Analog Devices, Inc.	122	14,522
Applied Materials, Inc.	62	3,765
Broadcom, Inc.	215	67,956
Intel Corp.	1,686	100,905
IPG Photonics Corp. (a)	2	271
KLA Corp.	59	10,439
Lam Research Corp.	47	13,816
Marvell Technology Group Ltd.	40	1,065
Maxim Integrated Products, Inc.	15	917
Microchip Technology, Inc.	63	6,644
Micron Technology, Inc. (a)	74	4,003
MKS Instruments, Inc.	2	262
NVIDIA Corp.	66	15,460
ON Semiconductor Corp. (a)	26	623
Qorvo, Inc. (a)	8	895
QUALCOMM, Inc.	536	47,327
Skyworks Solutions, Inc.	49	5,886
Teradyne, Inc.	11	778
Texas Instruments, Inc.	446	57,201
Xilinx, Inc.	67	6,511

		362,387

Software — 12.6%
Activision Blizzard, Inc.	118	7,036
Adobe, Inc. (a)	303	99,933
Akamai Technologies, Inc. (a)	10	850
ANSYS, Inc. (a)	53	13,650
Autodesk, Inc. (a)	137	25,063
Black Knight, Inc. (a)	7	457
Broadridge Financial Solutions, Inc.	45	5,565
Cadence Design Systems, Inc. (a)	174	12,075

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	49

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Software — continued
CDK Global, Inc.	5	270
Cerner Corp.	20	1,439
Citrix Systems, Inc.	76	8,416
DocuSign, Inc., Class A (a)	7	492
Dropbox, Inc., Class A (a)	11	190
Electronic Arts, Inc. (a)	19	2,026
Fidelity National Information Services, Inc.	130	18,143
Fiserv, Inc. (a)	37	4,283
Guidewire Software, Inc. (a)	4	453
Intuit, Inc.	191	50,068
j2 Global, Inc.	8	781
Jack Henry & Associates, Inc.	12	1,798
Microsoft Corp.	5,711	900,579
MongoDB, Inc., Class A (a)	3	350
MSCI, Inc., Class A	25	6,554
Oracle Corp.	1,920	101,744
Paychex, Inc.	19	1,656
Paycom Software, Inc. (a)	3	823
PTC, Inc. (a)	6	452
salesforce.com, Inc. (a)	551	89,683
ServiceNow, Inc. (a)	118	33,231
Splunk, Inc. (a)	9	1,360
SS&C Technologies Holdings, Inc.	14	834
Synopsys, Inc. (a)	93	12,988
Take-Two Interactive Software, Inc. (a)	7	858
Twilio, Inc., Class A (a)	7	715
Tyler Technologies, Inc. (a)	2	565
Veeva Systems, Inc., Class A (a)	8	1,112
VMware, Inc., Class A (a)	5	813
Workday, Inc., Class A (a)	10	1,703

		1,409,008

Total Technology		2,093,425

Utilities — 2.7%
Electric — 2.4%
AES Corp.	325	6,475
ALLETE, Inc.	16	1,278
Alliant Energy Corp.	92	5,057
Ameren Corp.	94	7,256
American Electric Power Co., Inc.	267	25,201
Black Hills Corp.	17	1,371
CenterPoint Energy, Inc.	30	826
CMS Energy Corp.	108	6,784
Consolidated Edison, Inc.	174	15,714
Dominion Energy, Inc.	53	4,402
DTE Energy Co.	84	10,931
Duke Energy Corp.	51	4,630
Edison International	188	14,196
El Paso Electric Co.	7	462
Entergy Corp.	111	13,290
Evergy, Inc.	111	7,231
Eversource Energy	145	12,353
Exelon Corp.	66	3,013
FirstEnergy Corp.	32	1,532
IDACORP, Inc.	13	1,425

SECURITY DESCRIPTION	SHARES	VALUE($)

Electric — continued
MGE Energy, Inc.	3	250
NextEra Energy, Inc.	186	44,993
NorthWestern Corp.	17	1,229
NRG Energy, Inc.	14	541
OGE Energy Corp.	99	4,402
Otter Tail Corp.	7	356
Pinnacle West Capital Corp.	58	5,179
PNM Resources, Inc.	18	926
Portland General Electric Co.	26	1,478
PPL Corp.	45	1,607
Public Service Enterprise Group, Inc.	252	14,908
Sempra Energy	129	19,548
Southern Co. (The)	71	4,491
Vistra Energy Corp.	22	513
WEC Energy Group, Inc.	145	13,368
Xcel Energy, Inc.	256	16,265

		273,481

Gas — 0.2%
Atmos Energy Corp.	37	4,155
National Fuel Gas Co.	35	1,651
New Jersey Resources Corp.	26	1,146
NiSource, Inc.	156	4,342
ONE Gas, Inc.	11	1,052
South Jersey Industries, Inc.	33	1,080
Southwest Gas Holdings, Inc.	15	1,177
Spire, Inc.	15	1,278
UGI Corp.	87	3,947

		19,828

Water — 0.1%
American States Water Co.	2	141
American Water Works Co., Inc.	49	6,016
Aqua America, Inc.	73	3,435
California Water Service Group	2	99

		9,691

Total Utilities		303,000

Total Common Stocks (Cost $9,866,857)		11,211,773

SEE NOTES TO FINANCIAL STATEMENTS.

50	SIX CIRCLES TRUST	DECEMBER 31, 2019

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — 0.2%

Time Deposits — 0.2%
Australia & New Zealand Banking Group Ltd., 1.56%, 01/02/2020	9,586	9,586
BNP Paribas SA, 1.56%, 01/02/2020	3,763	3,763
Brown Brothers Harriman, 1.56%, 01/02/2020	1	1
Citibank NA, 1.56%, 01/02/2020	8,398	8,398

Total Short-Term Investments
(Cost $21,748)		21,748

Total Investments — 100.0% (Cost — $9,888,605)		11,233,521

Other Assets in Excess of Liabilities — 0.0% (g)		3,547

NET ASSETS — 100.0%		$11,237,068

Percentages indicated are based on net assets.

Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)

Long Contracts

E-mini Russell 2000 Index	1	03/2020	USD	83	1

NASDAQ 100 E-mini Index	8	03/2020	USD	1,363	37

S&P 500 E-mini Index	112	03/2020	USD	17,828	265

S&P MidCap 400 E-mini Index	5	03/2020	USD	1,026	7

Total unrealized appreciation (depreciation)					310

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	51

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, December 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Internet	15.8%

Pharmaceuticals	13.6%

Software	12.6%

Beverages	6.7%

Banks	6.4%

Retail	4.1%

Biotechnology	4.0%

Semiconductors	3.2%

Computers	2.8%

Telecommunications	2.7%

Electric	2.4%

Diversified Financial Services	2.4%

Oil & Gas	2.3%

Insurance	2.3%

Aerospace/Defense	1.9%

Healthcare—Products	1.5%

Cosmetics/Personal Care	1.4%

Media	1.3%

Transportation	1.2%

Miscellaneous Manufacturers	1.1%

Chemicals	1.1%

Healthcare—Services	1.1%

Others (Each less than 1.0%)	7.9%

Short-Term Investments	0.2%

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

REIT	— Real Estate Investment Trust
(a)	— Non-income producing security.
(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500.
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

52	SIX CIRCLES TRUST	DECEMBER 31, 2019

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — 97.1%
Austria — 0.8%
ANDRITZ AG	99	4,256
OMV AG	362	20,260
Raiffeisen Bank International AG	114	2,852
Verbund AG	209	10,479
voestalpine AG	85	2,370

		40,217

Belgium — 1.5%
Ageas	136	8,024
Anheuser-Busch InBev SA	463	37,949
Colruyt SA	45	2,338
Galapagos NV (a)	34	7,050
Proximus SADP	121	3,455
Solvay SA	58	6,725
Telenet Group Holding NV	38	1,715
UCB SA	79	6,325
Umicore SA	155	7,543

		81,124

Chile — 0.1%
Antofagasta plc	315	3,813

Denmark — 3.6%
Carlsberg A/S, Class B	65	9,708
Chr Hansen Holding A/S	84	6,678
Demant A/S (a)	88	2,780
DSV PANALPINA A/S	171	19,687
Genmab A/S (a)	51	11,255
H Lundbeck A/S	100	3,824
ISS A/S	126	3,025
Novo Nordisk A/S, Class B	1,112	64,466
Novozymes A/S, Class B	171	8,346
Orsted A/S (e)	323	33,411
Pandora A/S	79	3,442
Tryg A/S	100	2,961
Vestas Wind Systems A/S	250	25,289

		194,872

Finland — 1.5%
Elisa OYJ	112	6,164
Fortum OYJ	825	20,366
Kone OYJ, Class B	184	12,006
Metso OYJ	143	5,630
Nokian Renkaat OYJ	102	2,928
Orion OYJ, Class B	149	6,901
Stora Enso OYJ, Class R	458	6,667
UPM-Kymmene OYJ	421	14,621
Wartsila OYJ Abp	610	6,742

		82,025

France — 18.0%
Accor SA	139	6,531
Aeroports de Paris	24	4,694
Airbus SE	315	46,268
Alstom SA	253	12,033
Amundi SA (e)	45	3,575

SECURITY DESCRIPTION	SHARES	VALUE($)

France — continued
Arkema SA	53	5,670
Atos SE	77	6,405
BioMerieux	32	2,895
Bouygues SA	121	5,138
Bureau Veritas SA	233	6,099
Capgemini SE	125	15,275
Casino Guichard Perrachon SA	43	1,989
Cie de Saint-Gobain	266	10,886
Covivio	41	4,643
Danone SA	376	31,184
Dassault Aviation SA	4	4,996
Edenred	191	9,896
Eiffage SA	104	11,944
Electricite de France SA	1,064	11,871
Engie SA	3,008	48,732
Eurazeo SE	31	2,101
Eutelsat Communications SA	139	2,266
Faurecia SE	57	3,119
Gecina SA	37	6,562
Getlink SE	350	6,103
ICADE	25	2,719
Iliad SA	21	2,714
Ingenico Group SA	47	5,151
Ipsen SA	54	4,756
JCDecaux SA	68	2,089
Klepierre SA	160	6,092
Legrand SA	350	28,604
L’Oreal SA	390	115,341
Pernod Ricard SA	129	23,105
Peugeot SA	460	11,066
Publicis Groupe SA	170	7,725
Remy Cointreau SA	32	3,898
Safran SA	177	27,309
Sanofi	708	71,150
Sartorius Stedim Biotech	21	3,545
Schneider Electric SE	299	30,686
SCOR SE	125	5,269
SEB SA	18	2,607
Sodexo SA	70	8,248
Suez	894	13,543
Teleperformance	46	11,135
Thales SA	58	5,989
TOTAL SA	3,892	215,954
Ubisoft Entertainment SA (a)	66	4,594
Valeo SA	188	6,660
Veolia Environnement SA	1,332	35,451
Vinci SA	276	30,729
Wendel SA	21	2,787
Worldline SA (a) (e)	78	5,557

		965,348

Germany — 7.2%
Bayer AG (Registered)	586	47,665
Beiersdorf AG	156	18,613
Brenntag AG	204	11,087

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	53

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Germany — continued
Carl Zeiss Meditec AG	31	3,993
Commerzbank AG	777	4,802
Covestro AG (e)	138	6,423
Delivery Hero SE (a) (e)	88	6,973
Deutsche Lufthansa AG (Registered)	187	3,434
Deutsche Wohnen SE	285	11,586
E.ON SE	3,798	40,584
Fraport AG Frankfurt Airport Services Worldwide	33	2,827
GEA Group AG	203	6,726
Hannover Rueck SE	47	9,105
Henkel AG & Co. KGaA	160	15,077
HOCHTIEF AG	34	4,333
KION Group AG	88	6,027
Knorr-Bremse AG	28	2,804
LANXESS AG	64	4,331
Merck KGaA	81	9,580
METRO AG	143	2,307
MTU Aero Engines AG	70	19,936
Puma SE	64	4,942
RWE AG	1,423	43,614
Siemens AG (Registered)	413	53,968
Symrise AG, Class A	101	10,629
Telefonica Deutschland Holding AG	698	2,022
thyssenkrupp AG	317	4,263
TUI AG	348	4,386
Uniper SE	510	16,862
United Internet AG (Registered)	95	3,111
Zalando SE (a) (e)	108	5,461

		387,471

Ireland — 1.5%
AerCap Holdings NV (a)	162	9,937
AIB Group plc	619	2,157
Bank of Ireland Group plc	732	4,026
DCC plc	133	11,554
Flutter Entertainment plc	61	7,444
Kerry Group plc, Class A	222	27,704
Kingspan Group plc	203	12,369
Smurfit Kappa Group plc	174	6,700

		81,891

Isle of Man — 0.1%
GVC Holdings plc	457	5,351

Italy — 5.0%
Davide Campari-Milano SpA	904	8,257
Enel SpA	13,146	104,432
Eni SpA	4,125	64,067
FinecoBank Banca Fineco SpA	181	2,171
Leonardo SpA	77	909
Mediobanca Banca di Credito Finanziario SpA	600	6,609
Moncler SpA	159	7,168
Pirelli & C SpA (e)	413	2,382
Poste Italiane SpA (e)	476	5,403
Prysmian SpA	339	8,182
Recordati SpA	162	6,834

SECURITY DESCRIPTION	SHARES	VALUE($)

Italy — continued
Snam SpA	3,804	20,003
Telecom Italia SpA (a)	8,265	5,161
Telecom Italia SpA	4,164	2,550
Terna Rete Elettrica Nazionale SpA	3,645	24,376

		268,504

Luxembourg — 0.4%
Aroundtown SA	740	6,647
Eurofins Scientific SE	9	4,928
Millicom International Cellular SA, SDR	72	3,476
SES SA, Class A	283	3,970

		19,021

Netherlands — 8.8%
Altice Europe NV (a)	522	3,381
EXOR NV	95	7,397
Heineken Holding NV	70	6,810
Heineken NV	158	16,823
Koninklijke KPN NV	2,811	8,320
Koninklijke Vopak NV	63	3,429
NN Group NV	234	8,895
QIAGEN NV (a)	178	6,081
Randstad NV	95	5,794
Royal Dutch Shell plc, Class A	6,938	205,459
Royal Dutch Shell plc, Class B	6,058	179,813
Wolters Kluwer NV	221	16,148

		468,350

Norway — 1.5%
Aker BP ASA	91	2,975
Equinor ASA	1,624	32,389
Gjensidige Forsikring ASA	155	3,262
Mowi ASA	619	16,084
Norsk Hydro ASA	1,066	3,964
Orkla ASA	1,064	10,792
Schibsted ASA, Class B	77	2,202
Yara International ASA	139	5,805

		77,473

Philippines — 0.0% (g)
Altus San Nicolas Corp. (a) (bb) (cc)	41	4

Portugal — 0.8%
EDP - Energias de Portugal SA	4,771	20,704
Galp Energia SGPS SA	1,246	20,917
Jeronimo Martins SGPS SA	197	3,254

		44,875

Russia — 0.0% (g)
Evraz plc	397	2,128

Spain — 4.5%
ACS Actividades de Construccion y Servicios SA	383	15,375
Banco de Sabadell SA	5,075	5,942
Bankia SA	1,670	3,577
Bankinter SA	733	5,384
Cellnex Telecom SA (e)	226	9,738

SEE NOTES TO FINANCIAL STATEMENTS.

54	SIX CIRCLES TRUST	DECEMBER 31, 2019

SECURITY DESCRIPTION	SHARES		VALUE($)
Common Stocks — continued
Spain — continued
Enagas SA	69		1,771
Endesa SA	608		16,249
Ferrovial SA	266		8,045
Grifols SA	264		9,316
Iberdrola SA	10,050		103,570
Mapfre SA	1,361		3,609
Naturgy Energy Group SA	575		14,476
Repsol SA	2,333		36,655
Siemens Gamesa Renewable Energy SA	364		6,404

			240,111

Sweden — 3.8%
Alfa Laval AB	418		10,517
Assa Abloy AB, Class B	541		12,657
Atlas Copco AB, Class A	363		14,480
Atlas Copco AB, Class B	211		7,319
Boliden AB	216		5,748
Electrolux AB, Class B	177		4,341
Epiroc AB, Class A	893		10,917
Epiroc AB, Class B	501		5,959
Essity AB, Class B	936		30,150
Hexagon AB, Class B	207		11,621
Husqvarna AB, Class B	332		2,657
ICA Gruppen AB	72		3,366
Industrivarden AB, Class C	137		3,301
Kinnevik AB, Class B	193		4,733
L E Lundbergforetagen AB, Class B	61		2,697
Lundin Petroleum AB	150		5,094
Sandvik AB	610		11,879
Securitas AB, Class B	249		4,289
Skanska AB, Class B	453		10,244
SKF AB, Class B	497		10,053
Swedish Match AB	238		12,276
Tele2 AB, Class B	387		5,611
Volvo AB, Class B	803		13,439

			203,348

Switzerland — 13.7%
ABB Ltd. (Registered)	996		24,016
Adecco Group AG (Registered)	122		7,720
Baloise Holding AG (Registered)	38		6,886
Barry Callebaut AG (Registered)	4		9,424
Chocoladefabriken Lindt & Spruengli AG	1		11,267
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(h)	13,428
Clariant AG (Registered) (a)	159		3,547
Coca-Cola HBC AG	278		9,465
Dufry AG (Registered) (a)	32		3,167
EMS-Chemie Holding AG (Registered)	7		4,440
Geberit AG (Registered)	49		27,692
Julius Baer Group Ltd. (a)	175		9,006
Lonza Group AG (Registered) (a)	58		21,311
Nestle SA (Registered)	1,810		195,933
Novartis AG (Registered)	1,351		127,892
Pargesa Holding SA	30		2,467
Partners Group Holding AG	15		13,455

SECURITY DESCRIPTION	SHARES	VALUE($)

Switzerland — continued
Roche Holding AG	442	143,556
Schindler Holding AG	22	5,594
Schindler Holding AG (Registered)	11	2,807
Sika AG (Registered)	101	18,895
Sonova Holding AG (Registered)	44	10,088
STMicroelectronics NV	533	14,389
Straumann Holding AG (Registered)	8	7,958
Swiss Life Holding AG (Registered)	25	12,772
Swiss Prime Site AG (Registered) (a)	62	7,133
Temenos AG (Registered) (a)	51	8,147
Vifor Pharma AG	64	11,740

		734,195

United Arab Emirates — 0.0% (g)
NMC Health plc	74	1,735

United Kingdom — 24.2%
3i Group plc	771	11,217
Admiral Group plc	155	4,735
Ashtead Group plc	611	19,550
Associated British Foods plc	217	7,453
AstraZeneca plc	825	82,555
Auto Trader Group plc (e)	735	5,806
AVEVA Group plc	50	3,093
BAE Systems plc	1,731	12,959
Barratt Developments plc	795	7,876
Berkeley Group Holdings plc	92	5,905
BP plc	33,033	207,804
British American Tobacco plc	1,395	59,286
British Land Co. plc (The)	695	5,879
Bunzl plc	448	12,245
Burberry Group plc	324	9,447
Centrica plc	4,712	5,573
CNH Industrial NV	1,385	15,212
Coca-Cola European Partners plc	141	7,183
Croda International plc	102	6,948
Diageo plc	1,438	60,613
Direct Line Insurance Group plc	1,101	4,556
easyJet plc	124	2,336
Ferguson plc	304	27,626
G4S plc	1,218	3,521
GlaxoSmithKline plc	3,136	73,695
Halma plc	298	8,339
Hargreaves Lansdown plc	222	5,707
Imperial Brands plc	580	14,344
Informa plc	980	11,141
InterContinental Hotels Group plc	136	9,367
Intertek Group plc	127	9,858
ITV plc	2,859	5,721
J Sainsbury plc	1,372	4,184
JD Sports Fashion plc	337	3,742
Johnson Matthey plc	151	6,023
Kingfisher plc	1,635	4,708
Land Securities Group plc	556	7,305
M&G plc (a)	1,967	6,179
Marks & Spencer Group plc	1,507	4,273

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	55

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Meggitt plc	1,101	9,587
Melrose Industries plc	6,420	20,449
Micro Focus International plc	267	3,743
Mondi plc	383	8,983
Next plc	105	9,738
Ocado Group plc (a)	359	6,088
Pearson plc	618	5,220
Persimmon plc	251	8,967
Reckitt Benckiser Group plc	1,095	88,936
Rentokil Initial plc	1,450	8,693
Rolls-Royce Holdings plc (a)	933	8,437
RSA Insurance Group plc	833	6,245
Sage Group plc (The)	860	8,528
Schroders plc	95	4,176
Segro plc	860	10,238
Severn Trent plc	206	6,859
Smith & Nephew plc	690	16,628
Smiths Group plc	527	11,774
Spirax-Sarco Engineering plc	97	11,451
St James’s Place plc	410	6,325
Standard Life Aberdeen plc	1,887	8,211
Taylor Wimpey plc	2,559	6,561
Unilever NV	2,265	130,000
Unilever plc	1,713	98,063
United Utilities Group plc	580	7,260
Weir Group plc (The)	340	6,797
Whitbread plc	106	6,790
Wm Morrison Supermarkets plc	1,897	5,021

		1,293,732

United States — 0.1%
Carnival plc	127	6,071

Total Common Stocks (Cost $4,988,387)		5,201,659

Preferred Stocks — 0.7%
Germany — 0.7%
FUCHS PETROLUB SE	56	2,807
Henkel AG & Co. KGaA	275	28,408
Sartorius AG	28	5,928

Total Preferred Stocks (Cost $35,124)		37,143

SECURITY DESCRIPTION	NUMBER OF RIGHTS			VALUE($)
Rights — 0.0% (g)
Spain — 0.0% (g)
Repsol SA, expiring 01/10/2020 (a)		2,333		1,107

United Kingdom — 0.0% (g)
Rolls-Royce Holdings plc, expiring 12/31/2049 (a) (bb) (cc)		12,693		17

Total Rights (Cost $1,109)				1,124

	PRINCIPAL AMOUNT($)
Short-Term Investments — 1.9%
Time Deposits — 1.9%
Australia & New Zealand Banking Group Ltd., 1.56%, 01/02/2020		829		829
BNP Paribas SA, 1.56%, 01/02/2020		9,935		9,935
Brown Brothers Harriman,
(7.75%), 01/02/2020	SEK	34,019		3,632
(1.70%), 01/03/2020	CHF	13,859		14,320
(0.90%), 01/02/2020	DKK	20,174		3,028
(0.68%), 01/02/2020	EUR	4		5
0.36%, 01/02/2020	GBP	—	(h)	—	(h)
0.66%, 01/02/2020	NOK	3,772		430
1.56%, 01/02/2020		13		13
Citibank NA,
(0.68%), 01/02/2020	EUR	32,288		36,217
0.36%, 01/02/2020	GBP	22,895		30,327
1.56%, 01/02/2020		2,978		2,978

Total Short-Term Investments (Cost $101,714)				101,714

Total Investments — 99.7% (Cost — $5,126,334)				5,341,640

Other Assets in Excess of Liabilities — 0.3%				13,945

NET ASSETS — 100.0%				$5,355,585

Percentages indicated are based on net assets.

Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)

Long Contracts

EURO STOXX 50 Index	1,183	03/2020	EUR	49,813	(330)

FTSE 100 Index	547	03/2020	GBP	54,323	11

Total unrealized appreciation (depreciation)					(319)

SEE NOTES TO FINANCIAL STATEMENTS.

56	SIX CIRCLES TRUST	DECEMBER 31, 2019

Summary of Investments by Industry, December 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Oil & Gas	18.8%

Pharmaceuticals	12.6%

Electric	9.3%

Cosmetics/Personal Care	7.3%

Food	6.6%

Beverages	3.4%

Aerospace/Defense	2.6%

Household Products/Wares	2.5%

Machinery — Diversified	2.0%

Engineering & Construction	1.9%

Chemicals	1.8%

Miscellaneous Manufacturers	1.7%

Agriculture	1.6%

Insurance	1.5%

Commercial Services	1.5%

Building Materials	1.3%

Electrical Components & Equipments	1.3%

Water	1.2%

Others (Each less than 1.0%)	19.2%

Short-Term Investments	1.9%

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

SDR	— Swedish Depository Receipt
(a)	— Non-income producing security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500.
(bb)	— Security has been valued using significant unobservable inputs.
(cc)	— Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
NOK	— Norwegian Krone
SEK	— Swedish Krona

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	57

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2019

(Amounts in thousands, except per share amounts)

Six Circles Ultra Short Duration Fund
ASSETS:
Investments in non-affiliates, at value	$966,077
Repurchase agreements, at value	256,600
Cash	20
Foreign currency, at value	45
Deposits at broker for futures contracts	767
Deposits at broker for centrally cleared swaps	574
Prepaid expenses	24
Receivables:
Investment securities sold — delayed delivery securities	20,624
Fund shares sold	959
Interest and dividends from non-affiliates	4,135
Variation margin on futures contracts	299
Variation margin on centrally cleared swaps (net upfront receipts of $87)	92
Unrealized appreciation on forward foreign currency exchange contracts	44

Total Assets	1,250,260

LIABILITIES:
Payables:
Deposits from broker for OTC contracts	60
Investment securities purchased — delayed delivery securities	48,500
Fund shares redeemed	569
Unrealized depreciation on forward foreign currency exchange contracts	656
Accrued liabilities:
Investment advisory fees	97
Administration fees	40
Custodian and accounting fees	57
Trustees’ fees	1
Registration and filing fees	8
Other	105

Total Liabilities	50,093

Net Assets	$1,200,167

NET ASSETS:
Paid-in capital	$1,202,864
Total distributable earnings (loss)	(2,697)

Total Net Assets	$1,200,167

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	120,179
Net Asset Value, offering and redemption price per share (a):	$9.99
Cost of investments in non-affiliates	$961,658
Cost of repurchase agreements	256,600
Cost of foreign currency	45

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

58	SIX CIRCLES TRUST	DECEMBER 31, 2019

Six Circles Tax Aware Ultra Short Duration Fund
ASSETS:
Investments in non-affiliates, at value	$1,367,559
Repurchase agreements, at value	22,500
Cash	45
Foreign currency, at value	50
Deposits at broker for futures contracts	875
Deposits at broker for centrally cleared swaps	519
Prepaid expenses	24
Receivables:
Investment securities sold — delayed delivery securities	25,820
Fund shares sold	2,508
Interest and dividends from non-affiliates	6,366
Variation margin on futures contracts	312
Variation margin on centrally cleared swaps (net upfront receipts of $136)	117
Unrealized appreciation on forward foreign currency exchange contracts	41

Total Assets	1,426,736

LIABILITIES:
Payables:
Deposits from broker for OTC contracts	70
Investment securities purchased	10,073
Investment securities purchased — delayed delivery securities	59,614
Fund shares redeemed	354
Unrealized depreciation on forward foreign currency exchange contracts	564
Accrued liabilities:
Investment advisory fees	99
Administration fees	42
Custodian and accounting fees	44
Trustees’ fees	1
Registration and filing fees	38
Other	97

Total Liabilities	70,996

Net Assets	$1,355,740

NET ASSETS:
Paid-in capital	$1,358,162
Total distributable earnings (loss)	(2,422)

Total Net Assets	$1,355,740

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	135,836
Net Asset Value, offering and redemption price per share (a):	$9.98
Cost of investments in non-affiliates	$1,362,447
Cost of repurchase agreements	22,500
Cost of foreign currency	50

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	59

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2019

(Amounts in thousands, except per share amounts)

Six Circles U.S. Unconstrained Equity Fund
ASSETS:
Investments in non-affiliates, at value	$11,233,521
Deposits at broker for futures contracts	814
Prepaid expenses	48
Receivables:
Fund shares sold	4,406
Interest and dividends from non-affiliates	10,116
Tax reclaims	14
Variation margin on futures contracts	46

Total Assets	11,248,965

LIABILITIES:
Payables:
Due to custodian — cash	993
Investment securities purchased	4,819
Fund shares redeemed	4,455
Accrued liabilities:
Investment advisory fees	378
Administration fees	126
Custodian and accounting fees	120
Trustees’ fees	8
Registration and filing fees	678
Other	320

Total Liabilities	11,897

Net Assets	$11,237,068

NET ASSETS:
Paid-in capital	$10,083,532
Total distributable earnings (loss)	1,153,536

Total Net Assets	$11,237,068

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	1,010,263
Net Asset Value, offering and redemption price per share (a):	$11.12
Cost of investments in non-affiliates	$9,888,605

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

60	SIX CIRCLES TRUST	DECEMBER 31, 2019

Six Circles International Unconstrained Equity Fund
ASSETS:
Investments in non-affiliates, at value	$5,341,640
Deposits at broker for futures contracts	5,959
Prepaid expenses	27
Receivables:
Investment securities sold	29
Fund shares sold	2,769
Interest and dividends from non-affiliates	3,346
Tax reclaims	5,607

Total Assets	5,359,377

LIABILITIES:
Payables:
Due to custodian — cash	132
Due to custodian — foreign currency	23
Fund shares redeemed	2,074
Variation margin on futures contracts	268
Accrued liabilities:
Investment advisory fees	228
Administration fees	91
Custodian and accounting fees	400
Trustees’ fees	1
Registration and filing fees	330
Other	245

Total Liabilities	3,792

Net Assets	$5,355,585

NET ASSETS:
Paid-in capital	$5,133,410
Total distributable earnings (loss)	222,175

Total Net Assets	$5,355,585

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	558,596
Net Asset Value, offering and redemption price per share (a):	$9.59
Cost of investments in non-affiliates	$5,126,334

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	61

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2019

(Amounts in thousands)

Six Circles Ultra Short Duration Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$31,660

Total investment income	31,660

EXPENSES:
Investment advisory fees	2,808
Administration fees	171
Custodian and accounting fees	171
Professional fees	124
Trustees’ fees	55
Printing and mailing costs	142
Registration and filing fees	54
Transfer agency fees	52
Recoupment of expense reimbursement	256
Offering costs	93
Interest expense	650
Other	13

Total expenses	4,589

Less advisory fees waived	(1,729)

Net expenses	2,860

Net investment income (loss)	28,800

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	698
Futures contracts	(1,320)
Foreign currency transactions	51
Forward foreign currency exchange contracts	148
Swaps	(2,317)

Net realized gain (loss)	(2,740)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	6,024
Futures contracts	(91)
Foreign currency translations	11
Forward foreign currency exchange contracts	(640)
Swaps	125

Change in net unrealized appreciation (depreciation)	5,429

Net realized/unrealized gains (losses)	2,689

Change in net assets resulting from operations	$31,489

SEE NOTES TO FINANCIAL STATEMENTS.

62	SIX CIRCLES TRUST	DECEMBER 31, 2019

Six Circles Tax Aware Ultra Short Duration Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$25,567

Total investment income	25,567

EXPENSES:
Investment advisory fees	3,105
Administration fees	175
Custodian and accounting fees	139
Professional fees	123
Trustees’ fees	61
Printing and mailing costs	90
Registration and filing fees	55
Transfer agency fees	52
Recoupment of expense reimbursement	261
Offering costs	93
Interest expense	436
Other	10

Total expenses	4,600

Less advisory fees waived	(2,023)

Net expenses	2,577

Net investment income (loss)	22,990

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	686
Futures contracts	(1,696)
Foreign currency transactions	64
Forward foreign currency exchange contracts	(147)
Swaps	(2,554)

Net realized gain (loss)	(3,647)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	5,319
Futures contracts	17
Foreign currency translations	12
Forward foreign currency exchange contracts	(529)
Swaps	240

Change in net unrealized appreciation (depreciation)	5,059

Net realized/unrealized gains (losses)	1,412

Change in net assets resulting from operations	$24,402

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	63

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2019

(Amounts in thousands)

Six Circles U.S. Unconstrained Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$665
Dividend income from non-affiliates	192,786

Total investment income	193,451

EXPENSES:
Investment advisory fees	22,719
Administration fees	484
Custodian and accounting fees	434
Professional fees	481
Trustees’ fees	428
Printing and mailing costs	699
Registration and filing fees	680
Transfer agency fees	51
Offering costs	89
Interest expense	62
Other	55

Total expenses	26,182

Less advisory fees waived	(19,243)

Net expenses	6,939

Net investment income (loss)	186,512

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(156,480)
Futures contracts	1,658
Foreign currency transactions	— (a)

Net realized gain (loss)	(154,822)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	1,729,290
Futures contracts	279

Change in net unrealized appreciation (depreciation)	1,729,569

Net realized/unrealized gains (losses)	1,574,747

Change in net assets resulting from operations	$1,761,259

(a)	Amount rounds to less than $500.

SEE NOTES TO FINANCIAL STATEMENTS.

64	SIX CIRCLES TRUST	DECEMBER 31, 2019

Six Circles International Unconstrained Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$248
Dividend income from non-affiliates	168,917
Foreign taxes withheld	(15,391)

Total investment income	153,774

EXPENSES:
Investment advisory fees	11,072
Administration fees	392
Custodian and accounting fees	1,589
Professional fees	319
Trustees’ fees	206
Printing and mailing costs	395
Registration and filing fees	339
Transfer agency fees	52
Offering costs	89
Interest expense	42
Other	33

Total expenses	14,528

Less advisory fees waived	(8,922)

Net expenses	5,606

Net investment income (loss)	148,168

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates (net of foreign capital gains taxes of $13)	46,929
Futures contracts	5,962
Foreign currency transactions	1,025
Forward foreign currency exchange contracts	(1,236)

Net realized gain (loss)	52,680

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	387,856
Futures contracts	(381)
Foreign currency translations	1,360

Change in net unrealized appreciation (depreciation)	388,835

Net realized/unrealized gains (losses)	441,515

Change in net assets resulting from operations	$589,683

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	65

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2019

(Amounts in thousands)

	Six Circles Ultra Short Duration Fund
	Year Ended December 31, 2019	Period Ended December 31, 2018*
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$28,800	$4,983
Net realized gain (loss)	(2,740)	(1,172)
Change in net unrealized appreciation (depreciation)	5,429	(2,504)

Change in net assets resulting from operations	31,489	1,307

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(30,523)	(5,035)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	116,351	1,086,578

NET ASSETS:
Change in net assets	117,317	1,082,850
Beginning of year	1,082,850	—

End of year	$1,200,167	$1,082,850

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$243,459	$1,156,695
Distributions reinvested	30,523	5,035
Cost of shares redeemed	(157,631)	(75,152)

Total change in net assets resulting from capital transactions	$116,351	$1,086,578

SHARE TRANSACTIONS:
Issued	24,327	115,561
Reinvested	3,054	504
Redeemed	(15,754)	(7,513)

Change in Shares	11,627	108,552

*	Six Circles Ultra Short Duration Fund was launched on July 9, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

66	SIX CIRCLES TRUST	DECEMBER 31, 2019

	Six Circles Tax Aware Ultra Short Duration Fund
	Year Ended December 31, 2019	Period Ended December 31, 2018*
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$22,990	$3,686
Net realized gain (loss)	(3,647)	(1,154)
Change in net unrealized appreciation (depreciation)	5,059	(1,163)

Change in net assets resulting from operations	24,402	1,369

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(24,544)	(3,810)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	257,878	1,100,445

NET ASSETS:
Change in net assets	257,736	1,098,004
Beginning of year	1,098,004	—

End of year	$1,355,740	$1,098,004

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$421,656	$1,164,544
Distributions reinvested	24,544	3,810
Cost of shares redeemed	(188,322)	(67,909)

Total change in net assets resulting from capital transactions	$257,878	$1,100,445

SHARE TRANSACTIONS:
Issued	42,173	116,455
Reinvested	2,457	381
Redeemed	(18,837)	(6,793)

Change in Shares	25,793	110,043

*	Six Circles Tax Aware Ultra Short Duration Fund was launched on July 9, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	67

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2019

(Amounts in thousands)

	Six Circles U.S. Unconstrained Equity Fund
	Year Ended December 31, 2019	Period Ended December 31, 2018*
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$186,512	$19,261
Net realized gain (loss)	(154,822)	(36,513)
Change in net unrealized appreciation (depreciation)	1,729,569	(384,343)

Change in net assets resulting from operations	1,761,259	(401,595)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(186,283)	(19,845)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	4,682,634	5,400,898

NET ASSETS:
Change in net assets	6,257,610	4,979,458
Beginning of year	4,979,458	—

End of year	$11,237,068	$4,979,458

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$5,681,168	$5,520,423
Distributions reinvested	186,283	19,845
Cost of shares redeemed	(1,184,817)	(139,370)

Total change in net assets resulting from capital transactions	$4,682,634	$5,400,898

SHARE TRANSACTIONS:
Issued	556,788	562,971
Reinvested	16,858	2,208
Redeemed	(113,693)	(14,869)

Change in Shares	459,953	550,310

*	Six Circles U.S. Unconstrained Equity Fund was launched on July 9, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

68	SIX CIRCLES TRUST	DECEMBER 31, 2019

	Six Circles International Unconstrained Equity Fund
	Year Ended December 31, 2019	Period Ended December 31, 2018*
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$148,168	$7,543
Net realized gain (loss)	52,680	(46,435)
Change in net unrealized appreciation (depreciation)	388,835	(172,436)

Change in net assets resulting from operations	589,683	(211,328)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(151,214)	(4,966)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,412,608	2,720,802

NET ASSETS:
Change in net assets	2,851,077	2,504,508
Beginning of year	2,504,508	—

End of year	$5,355,585	$2,504,508

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$2,835,400	$2,786,528
Distributions reinvested	151,214	4,966
Cost of shares redeemed	(574,006)	(70,692)

Total change in net assets resulting from capital transactions	$2,412,608	$2,720,802

SHARE TRANSACTIONS:
Issued	302,401	309,559
Reinvested	15,967	602
Redeemed	(61,666)	(8,267)

Change in Shares	256,702	301,894

*	Six Circles International Unconstrained Equity Fund was launched on July 9, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	69

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Ultra Short Duration Fund
Year Ended December 31, 2019	$9.98	$0.26	$0.02	$0.28	$(0.27)	$—	$(0.27)
Period Ended December 31, 2018*	10.00	0.11	(0.04)	0.07	(0.09)	—	(0.09)

*	Six Circles Ultra Short Duration Fund was launched on July 9, 2018.
(a)	Annualized except for certain expenses for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, which is less than 0.005% for the period ended December 31, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

70	SIX CIRCLES TRUST	DECEMBER 31, 2019

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses, with interest expense		Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$9.99	2.84%	$1,200,167	0.25%		0.20%	2.56%	0.41%	61.40%
9.98	0.74	1,082,850	0.23	(e)	0.23	2.46	0.63	24.56

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	71

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Tax Aware Ultra Short Duration Fund
Year Ended December 31, 2019	$9.98	$0.19	$0.01	$0.20	$(0.20)	$—	$(0.20)
Period Ended December 31, 2018*	10.00	0.08	(0.03)	0.05	(0.07)	—	(0.07)

*	Six Circles Tax Aware Ultra Short Duration Fund was launched on July 9, 2018.
(a)	Annualized except for certain expenses for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, which is less than 0.005% for the period ended December 31, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

72	SIX CIRCLES TRUST	DECEMBER 31, 2019

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses, with interest expense		Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$9.98	1.98%	$1,355,740	0.21%		0.17%	1.85%	0.37%	49.82%
9.98	0.48	1,098,004	0.22	(e)	0.22	1.90	0.64	33.02

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	73

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain		Total distributions

Six Circles U.S. Unconstrained Equity Fund
Year Ended December 31, 2019	$9.05	$0.21	$2.05	$2.26	$(0.19)	$—	(f)	$(0.19)
Period Ended December 31, 2018*	10.00	0.10	(1.01)	(0.91)	(0.04)	—	(f)	(0.04)

*	Six Circles U.S. Unconstrained Equity Fund was launched on July 9, 2018.
(a)	Annualized except for certain expenses for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

74	SIX CIRCLES TRUST	DECEMBER 31, 2019

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$11.12	24.94%	$11,237,068	0.08%	2.05%	0.29%	58.71%
9.05	(9.13)	4,979,458	0.14	2.27	0.42	15.24

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	75

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles International Unconstrained Equity Fund
Year Ended December 31, 2019	$8.30	$0.31	$1.26	$1.57	$(0.28)	$—	$(0.28)
Period Ended December 31, 2018*	10.00	0.07	(1.75)	(1.68)	(0.02)	—	(0.02)

*	Six Circles International Unconstrained Equity Fund was launched on July 9, 2018.
(a)	Annualized except for certain expenses for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Includes interest expense, which was 0.006% for the period ended December 31, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

76	SIX CIRCLES TRUST	DECEMBER 31, 2019

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)		Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$9.59	18.90%	$5,355,585	0.13%		3.35%	0.33%	135.39%
8.30	(16.83)	2,504,508	0.21	(f)	1.84	0.55	76.24

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	77

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2019

1. Organization

Six Circles Trust (the “Trust”) was formed on November 8, 2017, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 8, 2017, as amended and restated June 12, 2018, and further amended September 21, 2018 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles U.S. Unconstrained Equity Fund and Six Circles International Unconstrained Equity Fund are four separate series of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report. The Funds are classified as “non-diversified” funds. Each Fund currently offers one class of shares. The Funds commenced operations on July 9, 2018.

The investment objective of each of the Six Circles Ultra Short Duration Fund and the Six Circles Tax Aware Ultra Short Duration Fund is to generate current income consistent with capital preservation.

The investment objective of each of the Six Circles U.S. Unconstrained Equity Fund and the Six Circles International Unconstrained Equity Fund is to provide capital appreciation.

The Six Circles Global Bond Fund and the Six Circles Tax Aware Global Bond Fund were established as new series of the Trust on November 19, 2019, but were not yet in operation as of December 31, 2019. The objective of the Global Bond Fund is to seek to provide total return. The objective of the Tax Aware Global Bond Fund is to seek to provide after-tax total return.

J.P. Morgan Private Investments Inc. (“JPMPI”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as the Funds’ investment adviser (the “Adviser”). The Adviser has engaged certain Sub-Advisers to manage the assets of the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has appointed the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the Adviser, to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

78	SIX CIRCLES TRUST	DECEMBER 31, 2019

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

Futures are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 —Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 —Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 —Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$101,070	$—	$101,070
Certificates of Deposit
Financial	—	14,015	—	14,015
Collateralized Mortgage Obligations	—	20,299	—	20,299
Commercial Mortgage-Backed Securities	—	41,357	—	41,357
Corporate Bonds
Basic Materials	—	3,924	—	3,924
Communications	—	21,473	—	21,473
Consumer Cyclical	—	44,340	—	44,340
Consumer Non-cyclical	—	84,389	—	84,389
Diversified	—	1,699	—	1,699
Energy	—	26,361	—	26,361
Financial	—	190,386	—	190,386
Industrial	—	42,598	—	42,598
Technology	—	33,865	—	33,865
Utilities	—	10,706	—	10,706

Total Corporate Bonds	—	459,741	—	459,741

Foreign Government Securities	—	18,198	—	18,198
Mortgage-Backed Securities	—	50,577	—	50,577
U.S. Treasury Obligations	—	93,810	—	93,810
Short-Term Investments
Certificates of Deposit	—	41,362	—	41,362
Commercial Papers	—	77,967	—	77,967
Corporate Notes	—	10,019	—	10,019
Foreign Government Securities	—	15,494	—	15,494

DECEMBER 31, 2019	SIX CIRCLES TRUST	79

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2019 (continued)

Six Circles Ultra Short Duration Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Repurchase Agreements	$—	$256,600	$—	$256,600
Time Deposits	—	13,284	—	13,284
U.S. Treasury Obligation	—	8,884	—	8,884

Total Short-Term Investments	—	423,610	—	423,610

Total Investments in Securities	$—	$1,222,677	$—	$1,222,677

Appreciation in Other Financial Instruments
Futures contracts	$271	$—	$—	$271
Centrally Cleared Interest Rate Swap contracts	—	13	—	13
Forward Foreign Currency Exchange contracts	—	44	—	44

Total Appreciation in Other Financial Instruments	$271	$57	$—	$328

Depreciation in Other Financial Instruments
Futures contracts	$(607)	$—	$—	$(607)
Centrally Cleared Interest Rate Swap contracts	—	(573)	—	(573)
Forward Foreign Currency Exchange contracts	—	(656)	—	(656)

Total Depreciation in Other Financial Instruments	$(607)	$(1,229)	$—	$(1,836)

Six Circles Tax Aware Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$32,321	$—	$32,321
Collateralized Mortgage Obligations	—	23,531	—	23,531
Commercial Mortgage-Backed Securities	—	11,542	—	11,542
Corporate Bonds
Basic Materials	—	2,011	—	2,011
Communications	—	6,974	—	6,974
Consumer Cyclical	—	25,720	—	25,720
Consumer Non-cyclical	—	35,399	—	35,399
Diversified	—	1,699	—	1,699
Energy	—	7,802	—	7,802
Financial	—	90,180	—	90,180
Industrial	—	7,874	—	7,874
Technology	—	12,630	—	12,630
Utilities	—	4,156	—	4,156

Total Corporate Bonds	—	194,445	—	194,445

Foreign Government Securities	—	19,349	—	19,349
Mortgage-Backed Securities	—	56,639	—	56,639
Municipal Bonds	—	826,867	—	826,867
U.S. Treasury Obligations	—	59,686	—	59,686
Short-Term Investments
Certificates of Deposit	—	1,804	—	1,804
Commercial Papers	—	51,591	—	51,591
Foreign Government Security	—	7,556	—	7,556
Municipal Bonds	—	61,575	—	61,575
Repurchase Agreement	—	22,500	—	22,500
Time Deposits	—	20,653	—	20,653

Total Short-Term Investments	—	165,679	—	165,679

Total Investments in Securities	$—	$1,390,059	$—	$1,390,059

80	SIX CIRCLES TRUST	DECEMBER 31, 2019

Six Circles Tax Aware Ultra Short Duration Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures contracts	$404	$—	$—	$404
Centrally Cleared Interest Rate Swap contracts	—	15	—	15
Forward Foreign Currency Exchange contracts	—	41	—	41

Total Appreciation in Other Financial Instruments	$404	$56	$—	$460

Depreciation in Other Financial Instruments
Futures contracts	$(677)	$—	$—	$(677)
Centrally Cleared Interest Rate Swap contracts	—	(450)	—	(450)
Forward Foreign Currency Exchange contracts	—	(564)	—	(564)

Total Depreciation in Other Financial Instruments	$(677)	$(1,014)	$—	$(1,691)

Six Circles U.S. Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$141,730	$—	$—	$141,730
Communications	2,242,112	—	—	2,242,112
Consumer Cyclical	662,537	—	—	662,537
Consumer Non-cyclical	3,433,235	—	—	3,433,235
Energy	275,492	—	—	275,492
Financial	1,319,007	—	—	1,319,007
Industrial	741,235	—	—	741,235
Technology	2,093,425	—	—	2,093,425
Utilities	303,000	—	—	303,000

Total Common Stocks	11,211,773	—	—	11,211,773

Short-Term Investments Time Deposits	—	21,748	—	21,748

Total Investments in Securities	$11,211,773	$21,748	$—	$11,233,521

Appreciation in Other Financial Instruments Futures contracts	$310	$—	$—	$310

Six Circles International Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$10,479	$29,738	$—	$40,217
Belgium	2,338	78,786	—	81,124
Chile	—	3,813	—	3,813
Denmark	80,330	114,542	—	194,872
Finland	6,164	75,861	—	82,025
France	27,959	937,389	—	965,348
Germany	33,599	353,872	—	387,471
Ireland	59,611	22,280	—	81,891
Isle of Man	5,351	—	—	5,351
Italy	2,382	266,122	—	268,504
Luxembourg	8,898	10,123	—	19,021
Netherlands	—	468,350	—	468,350
Norway	—	77,473	—	77,473

DECEMBER 31, 2019	SIX CIRCLES TRUST	81

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2019 (continued)

Six Circles International Unconstrained Equity Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Philippines	$—	$—	$4	$4
Portugal	—	44,875	—	44,875
Russia	—	2,128	—	2,128
Spain	1,771	238,340	—	240,111
Sweden	—	203,348	—	203,348
Switzerland	24,695	709,500	—	734,195
United Arab Emirates	—	1,735	—	1,735
United Kingdom	42,599	1,251,133	—	1,293,732
United States	—	6,071	—	6,071

Total Common Stocks	306,176	4,895,479	4	5,201,659

Preferred Stocks
Germany	—	37,143	—	37,143

Rights
Spain	1,107	—	—	1,107
United Kingdom	—	—	17	17

Total Rights	1,107	—	17	1,124

Time Deposits	—	101,714	—	101,714

Total Investments in Securities	$307,283	$5,034,336	$21	$5,341,640

Appreciation in Other Financial Instruments
Futures contracts	$11	$—	$—	$11

Depreciation in Other Financial Instruments
Futures contracts	$(330)	$—	$—	$(330)

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Funds.

As of December 31, 2019, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A or Regulation S under the Securities Act.

C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — The Funds may purchase when-issued securities, including To Be Announced (“TBA”) securities, and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchase delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

D. Derivatives — The Funds used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain

82	SIX CIRCLES TRUST	DECEMBER 31, 2019

provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes D(1) — D(3) below describe the various derivatives used by the Funds.

(1) Futures Contracts — The Ultra Short Duration Fund and Tax Aware Ultra Short Duration Fund used interest rate futures to manage interest rate risks associated with portfolio investments. The U.S. Unconstrained Equity Fund and International Unconstrained Equity Fund used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities. Futures contracts outstanding at year end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to interest rate and equity price risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2) Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at year end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3) Swaps — Six Circles Ultra Short Duration Fund and Six Circles Tax Aware Ultra Short Duration Fund engaged in various swap transactions, including interest swaps, to manage interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts outstanding at year end, if any, are listed after each Fund’s SOI.

DECEMBER 31, 2019	SIX CIRCLES TRUST	83

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2019 (continued)

Upfront payments made and/or received are recorded as assets or liabilities, respectively on the Statements of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period.

Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Funds may be required to post or receive collateral in the form of cash or securities based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Collateral received by the Funds is held in escrow in segregated accounts maintained by Brown Brothers Harriman & Co.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Interest Rate Swaps

Six Circles Ultra Short Duration Fund and Six Circles Tax Aware Ultra Short Duration Fund entered into interest rate swap contracts to manage fund exposure to interest rates and/or to preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

(4) Summary of Derivatives Information

The following tables present the value of derivatives held as of December 31, 2019, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Six Circles Ultra Short Duration Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Exchange Contracts	Centrally Cleared Swaps (b)	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$271	$—	$13	$284
Foreign exchange contracts	Receivables	—	44	—	44

Total		$271	$44	$13	$328

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(607)	$—	$(660)	$(1,267)
Foreign exchange contracts	Payables	—	(656)	—	(656)

Total		$(607)	$(656)	$(660)	$(1,923)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

84	SIX CIRCLES TRUST	DECEMBER 31, 2019

Six Circles Tax Aware Ultra Short Duration Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Exchange Contracts	Centrally Cleared Swaps (b)	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$404	$—	$15	$419
Foreign exchange contracts	Receivables	—	41	—	41

Total		$404	$41	$15	$460

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(677)	$—	$(586)	$(1,263)
Foreign exchange contracts	Payables	—	(564)	—	(564)

Total		$(677)	$(564)	$(586)	$(1,827)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles U.S. Unconstrained Equity Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$310

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs.
The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles International Unconstrained Equity Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$11

Gross Liabilities:		Futures Contracts (a)
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(330)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs.
The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following tables present the Funds’ gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of December 31, 2019 (amounts in thousands):

Six Circles Ultra Short Duration Fund

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Deutsche Bank AG	$5	$(5)	$—	$—
Morgan Stanley & Co.	39	(39)	—	—

Total	$44	$(44)	$—	$—

DECEMBER 31, 2019	SIX CIRCLES TRUST	85

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2019 (continued)

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Bank of America, NA	$13	$—	$—	$13
Deutsche Bank AG	30	(5)	—	25
Goldman Sachs International	96	—	—	96
Morgan Stanley & Co.	487	(39)	(395)	53
UBS AG LONDON	30	—	—	30

Total	$656	$(44)	$(395)	$217

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

Six Circles Tax Aware Ultra Short Duration Fund

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Deutsche Bank AG	$5	$(5)	$—	$—
Morgan Stanley & Co.	36	(36)	—	—

Total	$41	$(41)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Deutsche Bank AG	$35	$(5)	$—	$30
Morgan Stanley & Co.	529	(36)	(341)	152

Total	$564	$(41)	$(341)	$182

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

The following tables present the effect of derivatives on the Statements of Operations for the year ended December 31, 2019, by primary underlying risk exposure (amounts in thousands):

Six Circles Ultra Short Duration Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(1,320)	$—	$(2,317)	$(3,637)
Foreign exchange contracts	—	148	—	148

Total	$(1,320)	$148	$(2,317)	$(3,489)

86	SIX CIRCLES TRUST	DECEMBER 31, 2019

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(91)	$—	$125	$34
Foreign exchange contracts	—	(640)	—	(640)

Total	$(91)	$(640)	$125	$(606)

Six Circles Tax Aware Ultra Short Duration Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(1,696)	$—	$(2,554)	$(4,250)
Foreign exchange contracts	—	(147)	—	(147)

Total	$(1,696)	$(147)	$(2,554)	$(4,397)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$17	$—	$240	$257
Foreign exchange contracts	—	(529)	—	(529)

Total	$17	$(529)	$240	$(272)

Six Circles U.S. Unconstrained Equity Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$1,658

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$279

Six Circles International Unconstrained Equity Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$5,962	$—	$5,962
Foreign exchange contracts	—	(1,236)	(1,236)

Total	$5,962	$(1,236)	$4,726

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$(381)	$—	$(381)

DECEMBER 31, 2019	SIX CIRCLES TRUST	87

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2019 (continued)

Derivatives Volume

The tables below disclose the volume of the Funds’ futures contracts, forward foreign currency exchange contracts and swaps activity during the year ended December 31, 2019 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivative Information for derivative-related gains and losses associated with volume activity (amounts in thousands).

	Six Circles Ultra Short Duration Fund		Six Circles Tax Aware Ultra Short Duration Fund		Six Circles U.S. Unconstrained Equity Fund	Six Circles International Unconstrained Equity Fund
Futures Contracts:
Average Notional Amount Long	225,913		238,933		15,136	54,620
Average Notional Amount Short	237,819		253,796		—	61,982	(c)
Forward Foreign Currency Exchange:
Average Principal Amount Purchased	722	(a)	908	(b)	—	403,396	(c)
Average Principal Amount Sold	11,229		9,425			321,150	(c)
Swap contracts:
Average Notional Amount	433,476		451,269		—	—

(a)	Positions were held for 9 months during the period.
(b)	Positions were held for 7 months during the period.
(c)	Positions were held for 2 months during the period.

E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within the Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency. Currency gains or losses may be realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

F. Short Sales — The Funds may engage in short sales as part of their normal investment activities. In a short sale, the Funds sell securities they do not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Funds borrow securities from a broker. To close out a short position, the Funds deliver the same securities to the broker.

The Funds are required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the custodian is recorded as Restricted cash on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the SOIs. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net income or fee is reported as Interest income or Interest expense, respectively, on securities sold short on the Statements of Operations. The Funds are obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statements of Operations as Dividend expense on securities sold short.

Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as Change in net unrealized appreciation (depreciation) on the Statements of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Funds are also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. The Funds will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds will record a realized gain if the price of the borrowed security declines between those dates.

G. Security Transactions, Investment Income and Expense Allocation — Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of

88	SIX CIRCLES TRUST	DECEMBER 31, 2019

the dividend. Tax Aware Ultra Short Duration Fund and Ultra Short Duration Fund invests in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

The Funds are charged for those expenses of the Trust that are directly attributable to each Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

H. Repurchase Agreements — The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, shall equal at least 100% of the principal amount of the repurchase transaction. The repurchase agreements further authorize the Funds to demand additional collateral in the event that the dollar value of the collateral falls below 100%. The Funds will make payments for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian.

The Funds’ repurchase agreements are not subject to master netting arrangements.

I. Federal Income Tax — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies. Each Fund intends to distribute to shareholders, substantially all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary.

The Funds follow the provisions of FASB Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50 percent likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years, and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At December 31, 2019, the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

J. Foreign Tax — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests. When capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

K. Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are generally declared and paid according to the following schedule:

Fund Name	Net Investment Income	Net Realized Capital Gains
Six Circles Ultra Short Duration Fund	Monthly	Annual
Six Circles Tax Aware Ultra Short Duration Fund	Monthly	Annual
Six Circles U.S. Unconstrained Equity Fund	Annual	Annual
Six Circles International Unconstrained Equity Fund	Annual	Annual

Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.

Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short- term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Fund financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statement of Changes in Net Assets and have been recorded to paid-in capital.

L. Sale-buyback Transactions — A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected in the payable for investments purchased on the Statements of Assets and Liabilities. The

DECEMBER 31, 2019	SIX CIRCLES TRUST	89

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2019 (continued)

Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under sale-buyback transactions. Sale-buyback transactions are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”), which are agreements between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of sale-buyback transactions as of year end, if any, is disclosed in the Fund’s Schedule of Investments.

Six Circles Ultra Short Duration Fund had an average amount of borrowings outstanding during the year ended December 31, 2019 of $25,735,890 at a weighted average interest rate of 2.488%. Six Circles Tax Aware Short Duration Fund had an average amount of borrowings outstanding during the year ended December 31, 2019 of $16,944,539 at a weighted average interest rate of 2.504%.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fees — The Adviser serves as the Funds’ investment adviser pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Adviser generally manages the Funds’ investments in accordance with the stated policies of each Fund, subject to the supervision of the Funds’ Board of Trustees. For the services provided to the Funds, the Adviser is entitled to a fee, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of each Fund.

The Adviser selects and oversees professional money managers (the “Sub-Advisers”) who are responsible for investing the assets of the Funds under sub-advisory agreements (the “Sub-Advisory Agreements”). Pursuant to each respective Sub-Advisory Agreement, the Adviser agrees to pay each Sub-Adviser a sub-advisory fee from its investment advisory fees. BlackRock Investment Management, LLC (“BlackRock”), BNY Mellon Asset Management North America Corporation, (now known as Mellon Investments Corporation) (“Mellon”), Goldman Sachs Asset Management, L.P. (“Goldman”) and Pacific Investment Management Company LLC (“PIMCO”) currently serve as the Sub-Advisers to the Funds. The Sub-Advisers are paid a management fee by the Adviser pursuant to their individually negotiated Sub-Advisory Agreements.

As of December 31, 2019, the allocation of assets to each Sub-Adviser for the Funds was as follows:

Sub—Adviser	Six Circles Ultra Short Duration Fund %	Six Circles Tax Aware Ultra Short Duration Fund %	Six Circles U.S. Unconstrained Equity Fund %	Six Circles International Unconstrained Equity Fund %
BlackRock	30	—	100	100
PIMCO	30	30	—	—
Goldman Sachs	40	40	—	—
Mellon	—	30	—	—

On October 5, 2018, the Adviser engaged Russell Investments Implementation Services, LLC (“Russell”) to provide stand-by interim sub-advisory services, as well as transition management services, for each Fund, to be utilized as needed in certain transitional circumstances involving a Fund Sub-Adviser. As of December 31, 2019, the Funds have not allocated assets to Russell.

During the period, the Adviser agreed to increase annual sub-advisory fees for the Six Circles U.S. Unconstrained Equity Fund and the Six Circles International Unconstrained Equity Fund by 0.01%, beginning April 10, 2019.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3G and reflected on the Statement of Operations.

During the period a payment by a Sub-Adviser was made to the Six Circles U.S. Unconstrained Equity Fund in the amount of $2,190. The payment was related to the timing of trades instructed by the Sub-Adviser.

B. Administration and Accounting Fees — Pursuant to an Administrative Agency Agreement, Brown Brothers Harriman & Co. (the “Administrator”) provides certain administration and fund accounting services to the Funds.

C. Distribution Fees — Pursuant to a Distribution Agreement, Foreside Fund Services, LLC (the “Distributor”), will serve as the Funds’ principal underwriter and acts as the agent of the Funds’ in connection with the continuous offering of shares of each Fund. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds. The Distributor does not receive compensation from the Funds, but instead is compensated by the Adviser for certain distribution-related expenses.

D. Custodian — Pursuant to a Custodian Agreement, Brown Brothers Harriman & Co. serves as the custodian (the “Custodian”) for each of the Funds and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions.

E. Transfer Agent — Pursuant to a Transfer Agency and Service Agreement, DST Asset Manager Solutions, Inc. (the “Transfer Agent”) serves as each Fund’s transfer and dividend disbursing agent. The Transfer Agent is responsible for maintaining account records, detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

90	SIX CIRCLES TRUST	DECEMBER 31, 2019

F. Offering Costs — Offering costs, including professional fees, printing fees and initial registration costs, have been amortized over a period not longer than twelve months from the date the Fund commenced operations.

G. Waivers and Reimbursements — The Adviser has contractually agreed through at least April 30, 2020, to waive any management fees that exceed the aggregate management fees the Adviser is contractually required to pay the Fund’s Sub-Advisers. Thereafter, this waiver will continue for subsequent one year terms unless terminated in accordance with its terms. Such waivers are not subject to reimbursement by the Fund. The Adviser has also contractually agreed through at least April 30, 2020, to reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, if any, dividend and interest expenses related to short sales, brokerage fees, interest on borrowings, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the following percentages of the average daily net assets of each Fund (the “Expense Cap”):

Fund	Expense Cap
Six Circles Ultra Short Duration Fund	0.40%
Six Circles Tax Aware Ultra Short Duration Fund	0.40%
Six Circles U.S. Unconstrained Equity Fund	0.45%
Six Circles International Unconstrained Equity Fund	0.50%

An expense reimbursement by the Fund’s Adviser is subject to repayment by the Fund only to the extent it can be made within thirty-six months following the date of such reimbursement by the Adviser. Repayment must be limited to amounts that would not cause the Fund’s operating expenses (taking into account any reimbursements by the Adviser and repayments by the Fund) to exceed the Expense Cap in effect at the time of the reimbursement by the Adviser or at the time of repayment by the Fund. This expense reimbursement is in effect through April 30, 2020, at which time the Adviser and/or its affiliates will determine whether to renew or revise it.

For the year ended December 31, 2019, the Six Circles Ultra Short Duration Fund and the Six Circles Tax Aware Ultra Short Duration Fund recouped all eligible expenses during the period. The Six Circles Ultra Short Duration Fund and the Six Circles Tax Aware Ultra Short Duration Fund recouped $256,000 and $261,000 respectively.

H. Cross Trades — The Funds may participate in purchase and sale transactions with other Six Circles Funds. These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security. During the year ended December 31, 2019, the aggregate value of purchases and sale cross trades with other Six Circles Funds were as follows (amounts in thousands):

Fund Name	Purchases	Sales
Six Circles U.S. Unconstrained Equity Fund	$336	$577
Six Circles International Unconstrained Equity Fund	427	673

4. Investment Transactions

During the year ended December 31, 2019, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Six Circles Ultra Short Duration Fund	$355,347	$203,906	$284,531	$213,468
Six Circles Tax Aware Ultra Short Duration Fund	667,905	273,560	331,967	273,343
Six Circles U.S. Unconstrained Equity Fund	9,958,018	5,227,082	—	—
Six Circles International Unconstrained Equity Fund	8,132,514	5,814,021	—	—

5. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Since the Funds are non-diversified, they may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Funds` shares being more sensitive to economic results among those issuing the securities.

The Six Circles International Unconstrained Equity Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the period depending on the Funds. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

DECEMBER 31, 2019	SIX CIRCLES TRUST	91

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2019 (continued)

As of December 31, 2019, the Six Circles International Unconstrained Equity Fund had non-U.S. country allocations representing greater than 10% of Net Assets as follows:

France	Switzerland	United Kingdom
18.0%	13.7%	24.2%

As of December 31, 2019, a significant portion of the Six Circles International Unconstrained Equity Fund’s net assets consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

Six Circles Ultra Short Duration Fund and Six Circles Tax Aware Ultra Short Duration Fund are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Six Circles Ultra Short Duration Fund and Six Circles Tax Aware Ultra Short Duration Fund may be subject to leveraging risk, which is the risk that certain transactions of the Fund, such as loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged.

Six Circles Ultra Short Duration Fund and Six Circles Tax Aware Ultra Short Duration Fund may invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

The Funds may also invest in shares of other investment companies and ETFs. ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The Fund is subject to the risks associated with the ETF’s or investment company’s investments. ETFs, investment companies and other investment vehicles that invest in commodities or currencies are subject to the risks associated with direct investments in commodities or currencies. The price and movement of an ETF or closed-end fund designed to track an index may not track the index and may result in a loss. In addition, closed-end funds that trade on an exchange often trade at a price below their net asset value (also known as a discount). Certain ETFs or closed-end funds traded on exchanges may be thinly-traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed each Fund’s original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap contracts and forward foreign currency exchange contracts.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Six Circles Tax Aware Ultra Short Duration Fund invests primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Fund’s ability to collect principal and interest in the event of an issuer’s default may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

The London InterBank Offered Rate (“LIBOR”) is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The regulatory authority that oversees financial services firms and financial markets in the U.K. has

92	SIX CIRCLES TRUST	DECEMBER 31, 2019

announced that, after the end of 2021, it would no longer persuade or compel contributing banks to make rate submissions for purposes of determining the LIBOR rate. As a result, it is possible that commencing in 2022, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s portfolio. In light of this eventuality, public and private sector industry initiatives are currently underway to identify new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

6. Income Taxes and Distributions to Shareholders

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2019 were as follows (amounts in thousands):

	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Six Circles Ultra Short Duration Fund	$1,217,833	$5,630	$(2,381)	$3,249
Six Circles Tax Aware Ultra Short Duration Fund	1,384,711	6,273	(2,292)	3,981
Six Circles U.S. Unconstrained Equity Fund	9,963,076	1,409,420	(138,665)	1,270,755
Six Circles International Unconstrained Equity Fund	5,152,453	361,808	(172,940)	188,868

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to investments in swap contracts, mark-to market of forward foreign currency contracts, mark to market of futures contracts, REITs, straddle loss deferrals, wash sale loss deferrals and mark-to market investments in passive foreign investment companies (“PFICs”).

The tax character of distributions paid during the year ended December 31, 2019 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
Six Circles Ultra Short Duration Fund	$30,523	$—	$—	$30,523
Six Circles Tax Aware Ultra Short Duration Fund	16,349	—	8,195	24,544
Six Circles U.S. Unconstrained Equity Fund	186,138	145	—	186,283
Six Circles International Unconstrained Equity Fund	151,214	—	—	151,214

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year ended December 31, 2018 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
Six Circles Ultra Short Duration Fund	$5,035	$—	$—	$5,035
Six Circles Tax Aware Ultra Short Duration Fund	2,452	—	1,358	3,810
Six Circles U.S. Unconstrained Equity Fund	19,801	44	—	19,845
Six Circles International Unconstrained Equity Fund	4,966	—	—	4,966

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

As of December 31, 2019, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or (Tax Basis Capital Loss Carryover)	Other Book/Tax Temporary Differences	Unrealized Appreciation (Depreciation)
Six Circles Ultra Short Duration Fund	$—	$(5,153)	$(807)	$3,263
Six Circles Tax Aware Ultra Short Duration Fund	—	(5,673)	(745)	3,996
Six Circles U.S. Unconstrained Equity Fund	85	(117,303)	—	1,270,754
Six Circles International Unconstrained Equity Fund	478	31,418	—	190,279

DECEMBER 31, 2019	SIX CIRCLES TRUST	93

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2019 (continued)

As of December 31, 2019, the following Funds had the following post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Six Circles Ultra Short Duration Fund	$3,297	$1,856
Six Circles Tax Aware Ultra Short Duration Fund	3,664	2,009
Six Circles U.S. Unconstrained Equity Fund	110,981	6,322

During the year ended December 31, 2019, the following Fund utilized capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Utilized
	Short-Term	Long-Term
Six Circles International Unconstrained Equity Fund	$(10,548)	$(3,408)

Net capital losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended December 31, 2019, the Funds deferred to January 1, 2020 the following specified ordinary losses of (amounts in thousands):

Specified Ordinary Loss

Six Circles Ultra Short Duration Fund	$807
Six Circles Tax Aware Ultra Short Duration Fund	745

7. Ownership Concentration

As of December 31, 2019, each of the Funds had one affiliated omnibus account for the benefit of its clients which owned 100% of its outstanding shares.

8. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that need disclosure.

94	SIX CIRCLES TRUST	DECEMBER 31, 2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Six Circles Trust and Shareholders of Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles U.S. Unconstrained Equity Fund and Six Circles International Unconstrained Equity Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles U.S. Unconstrained Equity Fund and Six Circles International Unconstrained Equity Fund (four of the funds constituting Six Circles Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2019, the related statements of operations for the year ended December 31, 2019 and the statements of changes in net assets and the financial highlights for the year ended December 31, 2019 and for the period July 9, 2018 (commencement of operations) through December 31, 2018, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of each of their operations for the year then ended, and the changes in each of their net assets and each of the financial highlights for the year ended December 31, 2019 and for the period July 9, 2018 (commencement of operations) through December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 24, 2020

We have served as the auditor of one or more investment companies in the Six Circles Trust complex since 2018.

DECEMBER 31, 2019	SIX CIRCLES TRUST	95

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each fund on July 1, 2019 and continued to hold your shares at the end of the reporting period, December 31, 2019.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During the Period*	Annualized Expense Ratio*
Six Circles Ultra Short Duration Fund
Actual	$1,000.00	$1,012.40	$0.96	0.19%
Hypothetical	1,000.00	1,024.25	0.97	0.19
Six Circles Tax Aware Ultra Short Duration Fund
Actual	1,000.00	1,008.50	0.71	0.14
Hypothetical	1,000.00	1,024.50	0.71	0.14
Six Circles U.S. Unconstrained Equity Fund
Actual	1,000.00	1,088.30	0.42	0.08
Hypothetical	1,000.00	1,024.80	0.41	0.08
Six Circles International Unconstrained Equity Fund
Actual	1,000.00	1,035.60	0.67	0.13
Hypothetical	1,000.00	1,024.55	0.66	0.13

*	Expenses are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

96	SIX CIRCLES TRUST	DECEMBER 31, 2019

TAX INFORMATION

The following information is provided with respect to the distributions paid during the taxable year ended December 31, 2019:

	Six Circles Ultra Short Duration Fund	Six Circles Tax Aware Ultra Short Duration Fund	Six Circles U.S. Unconstrained Equity Fund	Six Circles International Unconstrained Equity Fund
Record Date	Monthly	Monthly	12/18/2019	12/18/2019
Payable Date	Monthly	Monthly	12/20/2019	12/20/2019
Ordinary Income:
Qualified Dividend Income for Individuals	–	–	100.00%	74.80%
Dividends Qualifying for the Dividends Received
Deduction for Corporations	–	–	98.50%	–
Foreign Source Income	–	–	–	100	%*
Foreign Tax Paid Per Share	–	–	–	0.024060
Interest from Tax-Exempt Obligations	–	39.53%	–	–
Interest from Federal Obligations	10.21%	9.14%	–	–
Long-Term Capital Gain Dividend	–	–	0.000150	–

*	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.

Please retain this information for your records.

DECEMBER 31, 2019	SIX CIRCLES TRUST	97

TRUSTEES

The names of the Trustees of the Trust, together with information regarding their year of birth, the year each Trustee first became a Board member of the Trust, principal occupations and other board memberships, including those in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Securities Exchange Act”) or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act, are shown below. The contact address for each of the Trustees is 383 Madison Avenue, New York, NY 10179.

Name (Year of Birth; Positions with the Funds since)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (1)	Other Directorships Held During the Past 5 Years
Independent Trustees
Lisa M. Borders (1957); Trustee since inception	Consultant, LMB Group (management consulting) (February 2019-present); President and Chief Executive Officer, TIME’S UP (social welfare) (October 2018-February 2019); President, Women’s National Basketball Association (March 2016-October 2018); Vice President, The Coca-Cola Company (2013–2016).	8	Chair, Borders Commission, United States Olympic and Paralympic Committee Trustee, Duke University; Chair, The Coca-Cola Foundation

James P. Donovan (1950); Lead Independent Trustee since inception	Chairman, Cross Culture Coach LLC (education) (2012-present)	8	Chairman and President, Cannon Point Preservation Corp.; Chairman, Cross Culture Coach LLC

Kevin Klingert (1962); Trustee since inception	Retired; Senior Advisor, Morgan Stanley Investment Management Inc. (2016-2017); Managing Director, Morgan Stanley Investment Management Inc. (2007-2016).	8	N/A

Neil Medugno (1957); Trustee since inception	Retired; Partner, Wellington Management Company LLP, Chief Financial Officer, Wellington Funds Group (investment management) (1994-2017).	8	N/A

Lauren K. Stack (1963); Trustee since inception	Principal, b2G Capital, Inc. (consulting) (2016-present); Chief Operating Officer, Corcoran Gallery of Art (2011-2015).	8	Independent Trustee Virginia529, Director, ACT for Alexandria (2002-2019); Director, Inova Alexandria Hospital Foundation; Director, Capitol Post
Interested Trustees

Mary E. Savino (1962); Chairman since inception	Managing Director, J.P. Morgan Securities LLC, Asset & Wealth Management division, Head of J.P. Morgan Private Investments Inc. Investment Advisory Business (2016-present); Global Head of Portfolio Management Group (2013-2016); Global Head of Client Portfolio Management for Global Access Funds (2009-2013); various other positions including Head of U.S. Mutual Funds since joining the firm in 1988.	8	Director, J.P. Morgan Private Investments Inc.

(1)

A Fund Complex means two or more registered investment companies that: (i) hold themselves out to investors as related companies for purposes of investment and investor services; or (ii) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The Six Circles Funds Complex for which the Board serves currently includes one registered investment company (8 funds).

98	SIX CIRCLES TRUST	DECEMBER 31, 2019

OFFICERS

The Trust’s executive officers (listed below) generally are employees of the Adviser or one of its affiliates. The officers conduct and supervise the business operations of the Trust. The officers hold office until a successor has been elected and duly qualified. The Trust has no employees. The names of the officers of the Funds, together with their year of birth, information regarding their positions held with the Trust and principal occupations are shown below. The contact address for each of the officers, unless otherwise noted, is 383 Madison Avenue, New York, NY 10179.

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Mary E. Savino (1962), President and Principal Executive Officer since inception	Managing Director, JPMorgan Securities LLC, Asset & Wealth Management division, Head of JPMorgan Private Investments Inc. Investment Advisory Business (2016-present); Global Head of Portfolio Management Group (2013-2016); Global Head of Client Portfolio Management for Global Access Funds (2009-2013); various other positions including Head of U.S. Mutual Funds since joining the firm in 1988.

Abby L. Ingber (1962), Chief Legal Officer and Secretary since inception	Executive Director and Assistant General Counsel, JPMorgan Chase Bank, N.A. (2017-present); Deputy General Counsel, Schroder Investment Management North America Inc. and Chief Legal Officer and Secretary, Schroder Funds (2006-2017).

Michael Choi (1971), Chief Compliance Officer since inception	Chief Compliance Officer, J.P. Morgan Private Investments Inc. (2016-present); Managing Director, JPMorgan Chase Bank, N.A. (2018-present); Executive Director; Assistant General Counsel, JPMorgan Chase Bank, N.A. (2008-2016).

Gregory R. McNeil (1975), Principal Financial Officer and Treasurer since inception	Executive Director, JPMorgan Securities LLC (2018-present); Vice President, AQR Capital Management, LLC; Treasurer, AQR Funds (2015-2018); Assistant Treasurer, Franklin Templeton Investments (2010-2015).

Gina M. Andes (1976), Assistant Treasurer since inception	Executive Director, JP Morgan Securities LLC (2020-present); Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) (2013-2017).

DECEMBER 31, 2019	SIX CIRCLES TRUST	99

Feb 2020

FACTS	WHAT DOES SIX CIRCLES TRUST* DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we may collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number

◾  account balances and transaction history

◾  investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Six Circles Trust, chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Six Circles Trust share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

*

Six Circles Trust and its fund series do not currently, nor are they expected to, collect personal non-public information from individuals, since holdings are held on the books of each fund on an omnibus basis by financial intermediaries. To the extent Six Circles Trust does get access to personsal information through its affiliates or otherwise, this statement would apply.

Questions?	Call 212-464-2070 to speak with a Managed Solutions & Strategies Investor Relations representative. We accept operator relay calls.

Who we are
Who is providing this notice?	Six Circles Trust

What we do
How does Six Circles Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We only authorize our personnel to access information about you when they need it to do their work for us. We require companies working for us to protect your information.
How does Six Circles Trust collect my personal information?

We may collect your personal information, for example, when you

◾  open an account or make a wire transfer

◾  direct us to buy securities or direct us to sell your securities

◾  provide your account information

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

◾  Our affiliates include companies with the Chase or J.P. Morgan name including J.P. Morgan Private Investments Inc., our investment adviser.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ We do not share with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ We don’t jointly market

The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.

Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.

The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N-PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature.

A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 or on the Six Circles Funds’ website at www.sixcirclesfunds.com. A description of such policies and procedures is in the Statement of Additional Information available on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

©JPMorgan Chase & Co. 2020. All rights reserved. December 31st, 2019.

Annual Report

SIX CIRCLESSM FUNDS

December 31, 2019

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Six Circles Managed Equity Portfolio International Unconstrained Fund

Beginning on February 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Six Circles Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund. Instead, the reports will be made available on the Funds’ website (www.sixcirclesfunds.com/literature), and you or your J.P. Morgan representative, as applicable, will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund by contacting your J.P. Morgan representative or by calling us collect at 1-212-464-2070.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting your J.P. Morgan representative or by calling us collect at 1-212-464-2070. Your election to receive reports in paper will apply to all Six Circles Funds.

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan representative or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as stand-alone investments.

PRESIDENT’S LETTER

DECEMBER 31, 2019 (Unaudited)

Dear Shareholder,

I am pleased to present the Six Circles Funds Annual Report for the fiscal year ending December 31, 2019.

In 2018, J.P. Morgan Private Bank introduced Six Circles Funds, a suite of mutual funds intended for exclusive use in its discretionary portfolios. The suite of funds continued to expand with the addition of Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and Six Circles Managed Equity Portfolio International Unconstrained Fund, and plans are in place for additional funds to be added in 2020.

As markets become more complex, specialization matters even more. To that end, each of the Six Circles Funds is designed to provide access to a broader range of strategies and more precise implementation of our desired exposures. For example, Six Circles Funds allow us to implement our views more precisely by targeting sub sectors where we have stronger conviction, such as U.S. Software, versus investing in the broader Technology sector.

J.P. Morgan Private Investments Inc. (“JPMPI”), an affiliate of J.P. Morgan, acts as investment adviser to the Funds and engages third party investment managers as sub-advisers to oversee the different exposures in these Funds. JPMPI partners with third party managers with demonstrated asset class specialization to sub-advise the Funds in accordance with our investment philosophy; BlackRock is the current Sub-Adviser.

The Six Circles Funds are purposefully constructed as completion funds, and are not meant to be standalone investments. As such, we believe they should be reviewed and evaluated within the context of your broader portfolio.

On the following pages, you will find our Market Outlook and Fund commentaries. Should you have any questions about the Funds, please contact your J.P. Morgan team, visit the Funds’ website at www.sixcirclesfunds.com, or call 212-464-2070.

Sincerely,

Mary Savino

President, Six Circles Funds

DECEMBER 31, 2019	SIX CIRCLES TRUST	1

Market Overview

As Of December 31, 2019 (Unaudited)

Global equity markets provided positive returns in 2019, with U.S. equities rebounding from their 2018 lows and continuing to rise through the year with the MSCI USA Index up 31.6% in 2019. Developed non-U.S. and emerging markets equities also closed in positive territory, with the MSCI World ex-USA Index up 22.5% and the MSCI Emerging Markets Index up 18.4%.

Global Bond and cash markets broadly underperformed equities; the Bloomberg Barclays U.S. 1-3 Month Treasury Bill Index returned 2.2% and the Bloomberg Barclays Global Aggregate Hedged Index returned 8.2%, while the MSCI World Index returned 27.7% for the year.

The Fed cut rates three times in 2019 on the back of slowing growth data and inflation that is below target levels. Future cuts by the Fed are likely to be data dependent. The Fed cuts, coupled with fears around trade and geopolitics, caused 10-year yields to decline throughout 2019, although yields are up from 2019 lows given the recent stabilization in economic data. The European Central Bank and Bank of Japan continue to maintain accommodative policies.

We continue to believe that the current economic cycle is in its later Stage. While easing monetary policy may have helped extend the length of the cycle, ongoing trade tensions and other geopolitical risks may threaten economic growth.

2	SIX CIRCLES TRUST	DECEMBER 31, 2019

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

FUND COMMENTARY

Period April 10, 2019 (Fund Inception Date) Through December 31, 2019 (Unaudited)

REPORTING PERIOD RETURN
Fund (Since Inception)*	11.90%
MSCI USA Index (Since Inception)	13.32%

Net Assets as of 12/31/2019 (In Thousands)	$1,420,625

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (the “Fund”) seeks to provide capital appreciation. Invest at least 80% of its net assets in equity securities issued by U.S. companies and other instruments with economic characteristics similar to equity securities issued by U.S. companies. The Fund is generally unconstrained by any particular capitalization, style or industry sector.

INVESTMENT APPROACH

The Fund was launched on April 10, 2019. J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”), actively allocates the Fund’s investments among a range of indexed investment strategies that are managed by the current sub-adviser, BlackRock Investment Management, LLC (the “Sub-Adviser” or “BlackRock”). For each indexed investment strategy, the Sub-Adviser seeks to replicate the performance of an index or sub-index selected by the Adviser. The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary Managed Equity Portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

Since its launch on April 10, 2019 through December 31, 2019, the Fund posted a positive return on an absolute basis, and underperformed relative to the MSCI USA Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely-recognized index.

Health Care, Consumer Staples and Communication Services sectors comprised approximately 50% of the Fund’s sector exposure on a look-through basis at the end of the reporting period, and were the Fund’s largest sector overweights relative to the Index. During the reporting period, Health Care and Communications Services contributed to the Fund’s performance on an absolute basis, while Consumer Staples detracted. All three sectors detracted from the Fund’s performance relative to the Index.

Financials and Information Technology sectors comprised approximately 29% of the Fund’s sector exposure on a look-through basis at the end of the reporting period, and were the Fund’s largest sector underweights relative to the Index. During the reporting period, both sectors contributed to the Fund’s performance on an absolute basis, as well as relative to the Index.

The Fund’s allocation to U.S. Software was the largest contributor to the Fund’s return during the reporting period, while the allocation to U.S. Managed Health Care was the largest detractor from the Fund’s return on an absolute basis during the reporting period.

HOW WAS THE FUND POSITIONED?

Allocation to U.S. Dividend Growth comprised approximately 17% of the Fund as of December 31, 2019. Within the context of the broader Portfolios, the Adviser believes that the allocation to U.S. Dividend Growth serves as a defensive anchor and is one of the few defensive factors trading at what the Adviser believes is a reasonable valuation.

Allocation to U.S. Interactive Media & Services, which comprised approximately 14% of the Fund as of December 31, 2019, is trading at what the Adviser believes is a reasonable price to earnings ratio.

Allocations to U.S. Software and U.S. Internet Retail provide what the Adviser believes is a multi-year opportunity for the leaders in this space to take advantage of businesses shifting workloads onto Cloud platforms. These exposures comprised approximately 20% of the Fund as of December 31, 2019.

Allocation to U.S. Pharmaceuticals and U.S. Biotechnology comprised approximately 20% of the Fund as of December 31, 2019, and provides what the Adviser believes is an opportunity as the market may be overestimating the risks potential policy changes would have, given the industry’s long-term growth tailwinds.

DECEMBER 31, 2019	SIX CIRCLES TRUST	3

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

FUND COMMENTARY

Period April 10, 2019 (Fund Inception Date) Through December 31, 2019 (Unaudited) (continued)

Allocation to the USA sleeve, which was approximately 8% of the Fund as of December 31, 2019, provides what the Adviser believes to be broad U.S. large cap exposure.

The Adviser believes that allocation to U.S. Air Freight & Logistics is likely to provide improved free cash flow generation after having underperformed. This allocation comprised approximately 5% of the Fund as of December 31, 2019.

Allocation to U.S. Beverages was approximately 5% of the Fund’s exposure as of December 31, 2019 and reflects the Adviser’s belief that major players in this sector are going through structural changes and are set to improve free cash flow conversion.

Allocation to U.S. Financials was approximately 5% of the Fund’s exposure as of December 31, 2019, reflecting the Adviser’s conviction to have some exposure to keep us neutral to slightly underweight the sector.

Allocation to U.S. Tobacco comprised approximately 4% of the Fund as of December 31, 2019, reflecting what the Adviser believes to be a defensive sub-industry exposure within the context of the broader portfolio.

Allocation to U.S. Oil & Gas Exploration & Production comprised approximately 1% of the Fund as of December 31, 2019, reflecting the Adviser’s belief that companies have begun to rationalize their capital expenditures, potentially leading to improved returns on capital.

Allocation to U.S. Technology Hardware Storage & Peripherals, which allows the Adviser to access specific exposures within the Technology sector, was approximately 1% of the Fund as of December 31, 2019.

At the end of the reporting period, the Fund was allocated to thirteen strategies managed by one Sub-Adviser, across various sector, sub-industry, and factor exposures as follows.

PORTFOLIO ALLOCATION***
U.S. Dividend Growth (BlackRock)	17%
U.S. Interactive Media & Services (BlackRock)	14
U.S. Software (BlackRock)	14
U.S. Pharmaceuticals (BlackRock)	13
USA (BlackRock)	8
U.S. Biotechnology (BlackRock)	7
U.S. Internet Retail (BlackRock)	6
U.S. Air Freight & Logistics (BlackRock)	5
U.S. Beverages (BlackRock)	5
U.S. Financials (BlackRock)	5
U.S. Tobacco (BlackRock)	4
U.S. Oil & Gas Exploration & Production (BlackRock)	1
U.S. Technology Hardware Storage & Peripherals (BlackRock)	1

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at December 31, 2019 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of December 31, 2019. The portfolio allocation is subject to change.

4	SIX CIRCLES TRUST	DECEMBER 31, 2019

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2019
Since Inception (April 10, 2019)
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	11.90%

GROWTH OF $10,000 REPORT (04/10/19 to 12/31/19)

1)

Presented percentages may not sum up to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.31% and 0.10% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on April 10, 2019.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and the MSCI USA Index from April 10, 2019 to December 31, 2019. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI USA Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The MSCI USA Index is designed to measure the performance of the large and mid-cap segments of the U.S. market. With 640 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the United States. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

DECEMBER 31, 2019	SIX CIRCLES TRUST	5

Six Circles Managed Equity Portfolio International Unconstrained Fund

FUND COMMENTARY

Period April 10, 2019 (Fund Inception Date) Through December 31, 2019 (Unaudited)

REPORTING PERIOD RETURN
Fund (Since Inception)*	4.41%
MSCI World ex USA Index (Since Inception)	8.73%

Net Assets as of 12/31/2019 (In Thousands)	$901,626

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Managed Equity Portfolio International Unconstrained Fund (the “Fund”) seeks to provide capital appreciation. Invests at least 80% of its net assets in equity securities and other instruments with economic characteristics similar to equity securities. Primarily invests in the equity securities of non-U.S. companies and is generally unconstrained by any particular capitalization, style or sector or non-U.S. country.

INVESTMENT APPROACH

The Fund was launched on April 10, 2019. J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”), actively allocates the Fund’s investments among a range of indexed investment strategies that are managed by the current sub-adviser, BlackRock Investment Management, LLC (the “Sub-Adviser” or “BlackRock”). For each indexed investment strategy, the Sub-Adviser seeks to replicate the performance of an index or sub-index selected by the Adviser. The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary Managed Equity Portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

Since its launch on April 10, 2019 through December 31, 2019, the Fund posted a positive return on an absolute basis, and underperformed the MSCI World ex USA Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, and is disclosed to allow for comparison of the

Fund’s performance to that of a well-known and widely-recognized index.

Energy and Consumer Staples sectors comprised approximately 37% of the Fund’s sector exposure on a look-through basis at the end of the reporting period, and were the Fund’s largest sector overweights relative to the Index. Consumer Staples contributed to the Fund’s performance on an absolute basis, but detracted relative to the Index. Energy detracted from the Fund’s performance on an absolute basis, as well as relative to the Index.

Consumer Discretionary and Financials comprised approximately 16% of the Fund’s sector exposure on a look-through basis at the end of the reporting period, and were the Fund’s largest sector underweights relative to the Index. Both sectors contributed to the Fund’s performance on an absolute basis, as well as relative to the Index.

Europe comprised approximately 95% of the Fund’s regional exposure at the end of the reporting period, and was the Fund’s largest regional overweight relative to the Index. During the reporting period, Europe exposure contributed to the Fund’s performance on an absolute basis, but detracted relative to the Index.

Japan, Canada and Asia ex-Japan were the Fund’s largest regional underweights relative to the Index. The underweight to Asia ex-Japan detracted on an absolute basis, but contributed to the Fund’s performance relative to the Index. The underweight to Canada contributed to, while the underweight to Japan detracted from, the Fund’s performance relative to the Index.

The Fund’s allocations to Europe Mid Cap and Europe Food, Beverage & Tobacco were the largest contributors to the Fund’s return during the reporting period, while the allocation to Europe Integrated Oil & Gas was the largest detractor from the Fund’s return on an absolute basis during the reporting period.

6	SIX CIRCLES TRUST	DECEMBER 31, 2019

HOW WAS THE FUND POSITIONED?

The Adviser believes that Europe Mid Cap generally grows faster than broad Europe and comes with marginally greater risk. The allocation was approximately 28% of the Fund as of December 31, 2019.

Allocation to Europe Integrated Oil & Gas provides what the Adviser believes are attractive valuations, and comprised approximately 16% of the Fund as of December 31, 2019.

The Adviser believes that allocation to Europe Food, Beverage & Tobacco serves as a defensive anchor in the broader Portfolios while providing above-average earnings growth. This allocation was approximately 14% of the Fund as of December 31, 2019.

Allocation to Europe Pharmaceuticals comprised approximately 9% of the Fund as of December 31, 2019 and provides what the Adviser believes to be a defensive exposure with attractive fundamentals within the context of the broader portfolio.

Allocation to Europe ex-UK Insurance was approximately 7% of the Fund as of December 31, 2019. The Advisor believes it is the higher quality exposure within European Financials and it allows the Adviser to narrow the underweight to overall European Financials sector.

The Adviser believes that allocation to Europe ex-UK Utilities serves as a defensive position with exposure to renewable energy, which helps diversify against European Energy positions and provides a growth dynamic to the sector. This allocation was approximately 7% of the Fund as of December 31, 2019.

The Adviser believes that European Capital Goods are diversified companies that could benefit from a rebound in economic data. This allocation was approximately 7% of the Fund as of December 31, 2019.

Allocation to Europe IMI Specialty Chemicals provides what the Adviser believes is an Industry with good underlying growth potential. This comprised approximately 4% of the Fund as of December 31, 2019.

Allocation to Europe Household & Personal Products provides what the Adviser believes is a defensive industry with potential to rebound after a period of underperformance. This allocation comprised approximately 4% of the Fund as of December 31, 2019.

Allocation to Canada provides what the Adviser believes to be a complement to the Canada exposure in the broader Portfolios, and comprised approximately 4% of the Fund as of December 31, 2019.

At the end of the reporting period, the Fund was allocated to ten strategies managed by one Sub-Adviser, across various sector, sub-industry, and factor exposures as follows.

PORTFOLIO ALLOCATION***
Europe Mid Cap (BlackRock)	28%
Europe Integrated Oil & Gas (BlackRock)	16
Europe Food, Beverage & Tobacco (BlackRock)	14
Europe Pharmaceuticals (BlackRock)	9
Europe ex-UK Insurance (BlackRock)	7
Europe ex-UK Utilities (BlackRock)	7
European Capital Goods (BlackRock)	7
Canada (BlackRock)	4
Europe Household & Personal Products (BlackRock)	4
Europe IMI Specialty Chemicals (BlackRock)	4

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at December 31, 2019 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of December 31, 2019. The portfolio allocation is subject to change.

DECEMBER 31, 2019	SIX CIRCLES TRUST	7

Six Circles Managed Equity Portfolio International Unconstrained Fund

FUND COMMENTARY

Period April 10, 2019 (Fund Inception Date) Through December 31, 2019 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2019
Since Inception (April 10, 2019)
Six Circles Managed Equity Portfolio International Unconstrained Fund	4.41%

GROWTH OF $10,000 REPORT (04/10/19 to 12/31/19)

1)

Presented percentages may not sum up to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.38% and 0.18% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on April 10, 2019.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Managed Equity Portfolio International Unconstrained Fund and the MSCI World ex-USA Index from April 10, 2019 to December 31, 2019. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI World ex-USA Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The MSCI World ex USA Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries*—excluding the United States. With 1,008 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

International investing has a greater degree of risk and increased volatility due to political and economic instability of some overseas markets. Changes in currency exchange rates and different accounting and taxation policies outside the U.S. can affect returns.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

8	SIX CIRCLES TRUST	DECEMBER 31, 2019

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — 99.7%
Basic Materials — 0.5%
Chemicals — 0.4%
Air Products & Chemicals, Inc.	4,207	989
Albemarle Corp.	1,806	132
Ashland Global Holdings, Inc.	317	24
Axalta Coating Systems Ltd. (a)	1,000	30
Cabot Corp.	695	33
Celanese Corp., Class A	2,011	248
CF Industries Holdings, Inc.	848	40
Dow, Inc.	2,887	158
DuPont de Nemours, Inc.	2,896	186
Eastman Chemical Co.	3,250	258
Ecolab, Inc.	2,969	573
FMC Corp.	507	51
HB Fuller Co.	46	2
Innospec, Inc.	11	1
International Flavors & Fragrances, Inc.	1,894	244
Linde plc, (United Kingdom)	8,868	1,888
LyondellBasell Industries NV, Class A	1,042	98
Mosaic Co. (The)	1,594	35
NewMarket Corp.	29	14
PolyOne Corp.	668	25
PPG Industries, Inc.	3,730	498
Quaker Chemical Corp.	4	1
RPM International, Inc.	1,921	147
Sensient Technologies Corp.	362	24
Sherwin-Williams Co. (The)	930	543
Valvoline, Inc.	1,682	36
Westlake Chemical Corp.	220	15

		6,293

Forest Products & Paper — 0.0% (g)
International Paper Co.	1,412	65

Iron/Steel — 0.1%
Nucor Corp.	6,429	362
Reliance Steel & Aluminum Co.	1,124	135
Steel Dynamics, Inc.	4,362	148

		645

Mining — 0.0% (g)
Freeport-McMoRan, Inc.	5,488	72
Kaiser Aluminum Corp.	18	2
Newmont Goldcorp Corp.	3,185	139
Royal Gold, Inc.	230	28

		241

Total Basic Materials		7,244

Communications — 22.5%
Advertising — 0.0% (g)
Interpublic Group of Cos., Inc. (The)	11,762	272
Omnicom Group, Inc.	5,312	430

		702

SECURITY DESCRIPTION	SHARES	VALUE($)

Internet — 20.8%
Alphabet, Inc., Class A (a)	45,153	60,477
Alphabet, Inc., Class C (a)	45,093	60,290
Amazon.com, Inc. (a)	43,553	80,479
Booking Holdings, Inc. (a)	4,380	8,995
CDW Corp.	1,785	255
eBay, Inc.	80,167	2,895
Expedia Group, Inc.	15,612	1,688
F5 Networks, Inc. (a)	227	32
Facebook, Inc., Class A (a)	362,642	74,432
GoDaddy, Inc., Class A (a)	688	47
IAC/InterActiveCorp. (a)	305	76
Match Group, Inc. (a)	234	19
MercadoLibre, Inc., (Argentina) (a)	174	99
Netflix, Inc. (a)	1,656	536
NortonLifeLock, Inc.	61,195	1,562
Okta, Inc., Class A (a)	464	53
Palo Alto Networks, Inc. (a)	373	86
Pinterest, Inc., Class A (a)	654	12
RingCentral, Inc., Class A (a)	312	53
Roku, Inc., Class A (a)	332	44
Snap, Inc., Class A (a)	3,120	51
TripAdvisor, Inc.	400	12
Twitter, Inc. (a)	116,933	3,748
Uber Technologies, Inc. (a)	707	21
VeriSign, Inc. (a)	403	78
Wayfair, Inc., Class A (a)	283	26
Zillow Group, Inc., Class C (a)	644	30

		296,096

Media — 0.6%
Altice USA, Inc., Class A (a)	563	15
Cable One, Inc.	11	16
Charter Communications, Inc., Class A (a)	586	284
Comcast Corp., Class A	81,643	3,672
Discovery, Inc., Class A (a)	614	20
Discovery, Inc., Class C (a)	1,449	44
DISH Network Corp., Class A (a)	1,106	39
FactSet Research Systems, Inc.	1,459	392
Fox Corp., Class A	1,325	49
Fox Corp., Class B	753	28
John Wiley & Sons, Inc., Class A	414	20
Liberty Broadband Corp., Class C (a)	415	52
Liberty Global plc, (United Kingdom), Class A (a)	617	14
Liberty Global plc, (United Kingdom), Class C (a)	1,573	34
Liberty Media Corp.-Liberty Formula One, Class C (a)	882	41
Liberty Media Corp.-Liberty SiriusXM, Class A (a)	370	18
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	620	30

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	9

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Media — continued
News Corp., Class A	1,677	24
Nexstar Media Group, Inc., Class A	355	42
Sinclair Broadcast Group, Inc., Class A	491	16
Sirius XM Holdings, Inc.	6,050	43
ViacomCBS, Inc., Class B	2,187	92
Walt Disney Co. (The)	22,113	3,198

		8,183

Telecommunications — 1.1%
Arista Networks, Inc. (a)	208	42
AT&T, Inc.	27,415	1,071
CenturyLink, Inc.	3,668	49
Cisco Systems, Inc.	107,734	5,167
Corning, Inc.	17,453	508
Juniper Networks, Inc.	1,343	33
Motorola Solutions, Inc.	2,098	338
Sprint Corp. (a)	4,207	22
T-Mobile US, Inc. (a)	1,328	104
Verizon Communications, Inc.	129,193	7,933
Zayo Group Holdings, Inc. (a)	894	31

		15,298

Total Communications		320,279

Consumer Cyclical — 2.4%
Airlines — 0.1%
Alaska Air Group, Inc.	1,450	98
American Airlines Group, Inc.	536	16
Delta Air Lines, Inc.	12,198	713
Southwest Airlines Co.	4,537	245
United Airlines Holdings, Inc. (a)	309	27

		1,099

Apparel — 0.2%
Capri Holdings Ltd., (United Kingdom) (a)	566	22
Carter’s, Inc.	414	45
Hanesbrands, Inc.	1,668	25
NIKE, Inc., Class B	14,559	1,475
PVH Corp.	280	29
Ralph Lauren Corp., Class A	201	24
Tapestry, Inc.	1,085	29
Under Armour, Inc., Class A (a)	842	18
Under Armour, Inc., Class C (a)	1,009	19
VF Corp.	5,705	569

		2,255

Auto Manufacturers — 0.1%
Cummins, Inc.	4,282	766
Ford Motor Co.	15,225	142
General Motors Co.	4,992	183
PACCAR, Inc.	6,498	514
Tesla, Inc. (a)	510	213

		1,818

SECURITY DESCRIPTION	SHARES	VALUE($)

Auto Parts & Equipment — 0.0% (g)
Aptiv plc, (Ireland)	995	95
Autoliv, Inc., (Sweden)	1,744	147
BorgWarner, Inc.	2,633	114
Goodyear Tire & Rubber Co. (The)	4,784	75
Lear Corp.	1,093	150
WABCO Holdings, Inc. (a)	194	26

		607

Distribution/Wholesale — 0.1%
Copart, Inc. (a)	780	71
Fastenal Co.	11,969	442
HD Supply Holdings, Inc. (a)	823	33
KAR Auction Services, Inc.	2,271	49
LKQ Corp. (a)	1,340	48
Pool Corp.	186	40
WW Grainger, Inc.	679	230

		913

Entertainment — 0.0% (g)
Live Nation Entertainment, Inc. (a)	580	42
Marriott Vacations Worldwide Corp.	246	32
Vail Resorts, Inc.	156	37

		111

Food Service — 0.0% (g)
Aramark	2,175	94
Grubhub, Inc. (a)	466	23

		117

Home Builders — 0.0% (g)
DR Horton, Inc.	3,945	208
Lennar Corp., Class A	1,076	60
NVR, Inc. (a)	14	53
PulteGroup, Inc.	1,133	44
Thor Industries, Inc.	672	50

		415

Home Furnishings — 0.0% (g)
Dolby Laboratories, Inc., Class A	241	17
Leggett & Platt, Inc.	2,849	145
Whirlpool Corp.	1,617	238

		400

Housewares — 0.0% (g)
Newell Brands, Inc.	1,563	30
Scotts Miracle-Gro Co. (The)	400	43
Toro Co. (The)	630	50

		123

Leisure Time — 0.1%
Brunswick Corp.	588	35
Carnival Corp.	1,594	81
Harley-Davidson, Inc.	4,612	172

SEE NOTES TO FINANCIAL STATEMENTS.

10	SIX CIRCLES TRUST	DECEMBER 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Leisure Time — continued
Norwegian Cruise Line Holdings Ltd. (a)	838	49
Polaris, Inc.	1,016	103
Royal Caribbean Cruises Ltd.	3,843	513

		953

Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	1,059	117
Las Vegas Sands Corp.	1,346	93
Marriott International, Inc., Class A	3,706	561
MGM Resorts International	1,874	62
Wyndham Destinations, Inc.	2,007	104
Wyndham Hotels & Resorts, Inc.	1,074	68
Wynn Resorts Ltd.	376	52

		1,057

Office Furnishings — 0.0% (g)
Herman Miller, Inc.	156	6
HNI Corp.	258	10

		16

Retail — 1.7%
Advance Auto Parts, Inc.	277	44
AutoZone, Inc. (a)	95	113
Best Buy Co., Inc.	4,918	432
Bloomin’ Brands, Inc.	226	5
Brinker International, Inc.	442	19
Burlington Stores, Inc. (a)	248	57
CarMax, Inc. (a)	626	55
Casey’s General Stores, Inc.	69	11
Cheesecake Factory, Inc. (The)	473	18
Chipotle Mexican Grill, Inc., Class A (a)	102	85
Costco Wholesale Corp.	4,583	1,347
Cracker Barrel Old Country Store, Inc.	403	62
Darden Restaurants, Inc.	2,836	309
Dick’s Sporting Goods, Inc.	571	28
Dollar General Corp.	2,485	388
Dollar Tree, Inc. (a)	919	87
Domino’s Pizza, Inc.	327	96
Dunkin’ Brands Group, Inc.	928	70
Foot Locker, Inc.	2,621	102
Gap, Inc. (The)	853	15
Genuine Parts Co.	3,327	354
Group 1 Automotive, Inc.	113	11
Home Depot, Inc. (The)	23,753	5,187
Kohl’s Corp.	705	36
Lithia Motors, Inc., Class A	112	17
Lowe’s Cos., Inc.	12,949	1,551
Lululemon Athletica, Inc., (Canada) (a)	430	100
McDonald’s Corp.	16,092	3,180
MSC Industrial Direct Co., Inc., Class A	1,006	79
Nordstrom, Inc.	462	19
Nu Skin Enterprises, Inc., Class A	897	37

SECURITY DESCRIPTION	SHARES	VALUE($)

Retail — continued
O’Reilly Automotive, Inc. (a)	297	130
Penske Automotive Group, Inc.	265	13
Ross Stores, Inc.	3,551	413
Starbucks Corp.	20,775	1,827
Target Corp.	9,456	1,212
Texas Roadhouse, Inc., Class A	682	38
Tiffany & Co.	1,610	215
TJX Cos., Inc. (The)	17,595	1,074
Tractor Supply Co.	1,481	138
Ulta Beauty, Inc. (a)	209	53
Walgreens Boots Alliance, Inc.	19,012	1,121
Walmart, Inc.	23,701	2,817
Wendy’s Co. (The)	1,834	41
Williams-Sonoma, Inc.	1,268	93
Yum! Brands, Inc.	4,539	457

		23,556

Storage/Warehousing — 0.0% (g)
Mobile Mini, Inc.	381	14

Textiles — 0.0% (g)
Mohawk Industries, Inc. (a)	232	32

Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc.	2,665	281

Total Consumer Cyclical		33,767

Consumer Non-cyclical — 35.1%
Agriculture — 4.3%
Altria Group, Inc.	493,600	24,635
Archer-Daniels-Midland Co.	13,846	642
Bunge Ltd.	3,767	217
Philip Morris International, Inc.	411,094	34,980

		60,474

Beverages — 5.7%
Brown-Forman Corp., Class A	62	4
Brown-Forman Corp., Class B	45,489	3,075
Coca-Cola Co. (The)	662,420	36,665
Constellation Brands, Inc., Class A	25,841	4,903
Molson Coors Brewing Co., Class B	27,317	1,472
Monster Beverage Corp. (a)	58,845	3,740
PepsiCo., Inc.	228,753	31,264

		81,123

Biotechnology — 6.1%
Alexion Pharmaceuticals, Inc. (a)	39,076	4,226
Alnylam Pharmaceuticals, Inc. (a)	19,395	2,234
Amgen, Inc.	114,866	27,691
Biogen, Inc. (a)	32,128	9,533
BioMarin Pharmaceutical, Inc. (a)	31,254	2,643
Bio-Rad Laboratories, Inc., Class A (a)	84	31
Corteva, Inc.	2,833	84

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	11

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Biotechnology — continued
Exact Sciences Corp. (a)	25,491	2,357
Gilead Sciences, Inc.	252,430	16,403
Illumina, Inc. (a)	571	189
Incyte Corp. (a)	31,855	2,782
Ionis Pharmaceuticals, Inc. (a)	23,197	1,401
Regeneron Pharmaceuticals, Inc. (a)	14,114	5,299
Seattle Genetics, Inc. (a)	20,601	2,354
Vertex Pharmaceuticals, Inc. (a)	44,769	9,802

		87,029

Commercial Services — 0.5%
ABM Industries, Inc.	354	13
AMERCO	42	16
Automatic Data Processing, Inc.	7,132	1,216
Booz Allen Hamilton Holding Corp., Class A	1,824	130
Cintas Corp.	974	262
CoStar Group, Inc. (a)	142	85
Equifax, Inc.	457	64
FleetCor Technologies, Inc. (a)	336	97
Gartner, Inc. (a)	337	52
Global Payments, Inc.	1,139	208
Healthcare Services Group, Inc.	636	15
IHS Markit Ltd., (United Kingdom) (a)	1,480	112
Insperity, Inc.	303	26
ManpowerGroup, Inc.	990	96
MarketAxess Holdings, Inc.	1,303	494
Moody’s Corp.	5,908	1,403
Nielsen Holdings plc	1,329	27
PayPal Holdings, Inc. (a)	4,228	457
Robert Half International, Inc.	1,722	109
Rollins, Inc.	1,067	35
S&P Global, Inc.	7,972	2,177
Sabre Corp.	1,294	29
Service Corp. International	1,518	70
Square, Inc., Class A (a)	1,331	83
TransUnion	710	61
United Rentals, Inc. (a)	300	50
Verisk Analytics, Inc., Class A	603	90

		7,477

Cosmetics/Personal Care — 0.6%
Colgate-Palmolive Co.	17,709	1,219
Coty, Inc., Class A	1,202	13
Estee Lauder Cos., Inc. (The), Class A	2,339	483
Inter Parfums, Inc.	8	1
Procter & Gamble Co. (The)	51,322	6,410

		8,126

Food — 0.4%
Campbell Soup Co.	627	31
Conagra Brands, Inc.	1,912	65

SECURITY DESCRIPTION	SHARES	VALUE($)

Food — continued
Flowers Foods, Inc.	3,977	86
General Mills, Inc.	2,344	126
Hershey Co. (The)	2,576	379
Hormel Foods Corp.	4,311	194
Ingredion, Inc.	1,459	136
J&J Snack Foods Corp.	19	3
JM Smucker Co. (The)	2,852	297
Kellogg Co.	6,481	448
Kraft Heinz Co. (The)	2,538	82
Kroger Co. (The)	14,765	428
Lamb Weston Holdings, Inc.	566	49
Lancaster Colony Corp.	101	16
McCormick & Co., Inc.	1,456	247
Mondelez International, Inc., Class A	25,863	1,425
Sysco Corp.	8,223	703
Tyson Foods, Inc., Class A	5,170	471

		5,186

Healthcare — Products — 0.7%
Abbott Laboratories	25,567	2,221
ABIOMED, Inc. (a)	172	29
Align Technology, Inc. (a)	295	82
Baxter International, Inc.	5,393	451
Boston Scientific Corp. (a)	5,275	239
Cooper Cos., Inc. (The)	187	60
Danaher Corp.	4,913	754
DENTSPLY SIRONA, Inc.	1,556	88
Edwards Lifesciences Corp. (a)	808	189
Henry Schein, Inc. (a)	576	38
Hill-Rom Holdings, Inc.	179	20
Hologic, Inc. (a)	999	52
IDEXX Laboratories, Inc. (a)	326	85
Insulet Corp. (a)	234	40
Intuitive Surgical, Inc. (a)	437	258
Medtronic plc, (Ireland)	23,540	2,671
ResMed, Inc.	1,433	222
STERIS plc	749	114
Stryker Corp.	3,478	730
Teleflex, Inc.	175	66
Thermo Fisher Scientific, Inc.	1,515	492
Varian Medical Systems, Inc. (a)	354	50
West Pharmaceutical Services, Inc.	350	53
Zimmer Biomet Holdings, Inc.	798	120

		9,124

Healthcare — Services — 0.4%
Anthem, Inc.	2,893	874
Centene Corp. (a)	1,607	101
Chemed Corp.	2	1
DaVita, Inc. (a)	451	34
Encompass Health Corp.	724	50
HCA Healthcare, Inc.	1,060	157

SEE NOTES TO FINANCIAL STATEMENTS.

12	SIX CIRCLES TRUST	DECEMBER 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Healthcare — Services — continued
Humana, Inc.	1,073	393
IQVIA Holdings, Inc. (a)	650	100
Laboratory Corp. of America Holdings (a)	380	64
Quest Diagnostics, Inc.	2,179	233
UnitedHealth Group, Inc.	13,761	4,046
Universal Health Services, Inc., Class B	316	45
WellCare Health Plans, Inc. (a)	190	63

		6,161

Household Products/Wares — 0.1%
Avery Dennison Corp.	1,278	167
Church & Dwight Co., Inc.	2,837	199
Clorox Co. (The)	2,768	425
Kimberly-Clark Corp.	8,249	1,135
WD-40 Co.	4	1

		1,927

Pharmaceuticals — 16.3%
AbbVie, Inc.	257,511	22,800
Allergan plc	48,213	9,217
AmerisourceBergen Corp., Class A	2,381	202
Becton Dickinson and Co.	3,135	853
Bristol-Myers Squibb Co.	386,114	24,785
Cardinal Health, Inc.	8,039	407
Cigna Corp.	1,427	292
CVS Health Corp.	4,919	365
DexCom, Inc. (a)	345	75
Elanco Animal Health, Inc. (a)	1,377	41
Eli Lilly & Co.	136,487	17,939
Jazz Pharmaceuticals plc, (Ireland) (a)	214	32
Johnson & Johnson	435,917	63,587
McKesson Corp.	2,040	282
Merck & Co., Inc.	418,463	38,059
Mylan NV (a)	75,790	1,523
Neurocrine Biosciences, Inc. (a)	15,178	1,631
Perrigo Co. plc, (Ireland)	21,028	1,086
Pfizer, Inc.	954,511	37,398
Sarepta Therapeutics, Inc. (a)	12,969	1,674
Zoetis, Inc., Class A	71,566	9,472

		231,720

Total Consumer Non-cyclical		498,347

Energy — 2.3%
Oil & Gas — 2.3%
Apache Corp.	28,832	738
Cabot Oil & Gas Corp.	31,710	552
Chevron Corp.	61,312	7,389
Cimarex Energy Co.	7,410	389
Concho Resources, Inc.	15,393	1,348
ConocoPhillips	84,065	5,467
Continental Resources, Inc.	460	16
Devon Energy Corp.	29,927	777

SECURITY DESCRIPTION	SHARES	VALUE($)

Oil & Gas — continued
Diamondback Energy, Inc.	12,331	1,145
EOG Resources, Inc.	44,600	3,736
Exxon Mobil Corp.	15,874	1,108
Hess Corp.	19,889	1,329
HollyFrontier Corp.	584	30
Marathon Oil Corp.	61,352	833
Marathon Petroleum Corp.	19,208	1,157
Noble Energy, Inc.	36,673	911
Occidental Petroleum Corp.	3,475	143
Phillips 66	12,076	1,345
Pioneer Natural Resources Co.	12,706	1,923
Valero Energy Corp.	12,922	1,210

		31,546

Oil & Gas Services — 0.0% (g)
Baker Hughes Co., Class A	2,453	63
Halliburton Co.	3,403	83
National Oilwell Varco, Inc.	1,499	38
Schlumberger Ltd.	5,247	211
TechnipFMC plc, (United Kingdom)	1,648	35

		430

Pipelines — 0.0% (g)
Cheniere Energy, Inc. (a)	916	56
Kinder Morgan, Inc.	7,915	167
ONEOK, Inc.	1,604	121
Targa Resources Corp.	880	36
Williams Cos., Inc. (The)	4,709	112

		492

Total Energy		32,468

Financial — 9.4%
Banks — 4.6%
Associated Banc-Corp.	9,167	202
Atlantic Union Bankshares Corp.	4,675	176
BancFirst Corp.	2,139	134
BancorpSouth Bank	5,322	167
Bank of America Corp.	333,392	11,742
Bank of New York Mellon Corp. (The)	38,313	1,928
Bank OZK	6,332	193
Banner Corp.	476	27
BOK Financial Corp.	1,916	167
Cathay General Bancorp	4,888	186
CenterState Bank Corp.	6,362	159
Citigroup, Inc.	96,905	7,742
Citizens Financial Group, Inc.	27,765	1,128
Columbia Banking System, Inc.	1,179	48
Comerica, Inc.	10,754	772
Commerce Bancshares, Inc.	2,773	188
Community Bank System, Inc.	779	55
Cullen/Frost Bankers, Inc.	2,397	234
CVB Financial Corp.	7,054	152

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	13

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
East West Bancorp, Inc.	5,980	291
Fifth Third Bancorp	21,005	646
First Financial Bankshares, Inc.	4,700	165
First Horizon National Corp.	14,693	243
First Interstate BancSystem, Inc., Class A	3,596	151
First Merchants Corp.	3,908	163
First Midwest Bancorp, Inc.	1,563	36
First Republic Bank	6,675	784
Fulton Financial Corp.	10,316	180
Glacier Bancorp, Inc.	1,495	69
Goldman Sachs Group, Inc. (The)	13,513	3,107
Home BancShares, Inc.	9,090	179
Hope Bancorp, Inc.	3,164	47
Huntington Bancshares, Inc.	67,898	1,024
Independent Bank Corp.	527	44
Independent Bank Group, Inc.	2,580	143
KeyCorp.	61,357	1,242
M&T Bank Corp.	3,697	628
Morgan Stanley	57,648	2,947
NBT Bancorp, Inc.	656	27
Northern Trust Corp.	9,763	1,037
PNC Financial Services Group, Inc. (The)	19,979	3,189
Popular, Inc., (Puerto Rico)	3,393	199
Prosperity Bancshares, Inc.	3,205	230
Regions Financial Corp.	62,772	1,077
ServisFirst Bancshares, Inc.	3,707	140
Signature Bank	2,144	293
Simmons First National Corp., Class A	5,877	157
South State Corp.	1,902	165
State Street Corp.	17,558	1,389
SVB Financial Group (a)	1,676	421
Synovus Financial Corp.	6,206	243
TCF Financial Corp.	5,899	276
Towne Bank	5,440	151
Truist Financial Corp.	52,910	2,980
UMB Financial Corp.	2,277	156
US Bancorp	66,415	3,938
Webster Financial Corp.	4,293	229
Wells Fargo & Co.	206,287	11,098
WesBanco, Inc.	4,714	178
Westamerica Bancorporation	452	31
Wintrust Financial Corp.	2,282	162
Zions Bancorp NA	12,235	635

		65,890

Diversified Financial Services — 1.8%
Air Lease Corp., Class A	498	24
Aircastle Ltd.	1,243	40
Alliance Data Systems Corp.	197	22
Ally Financial, Inc.	12,988	397
American Express Co.	24,830	3,091
Ameriprise Financial, Inc.	6,121	1,020
BlackRock, Inc., Class A	5,041	2,534

SECURITY DESCRIPTION	SHARES	VALUE($)

Diversified Financial Services — continued
Capital One Financial Corp.	12,068	1,242
Cboe Global Markets, Inc.	3,442	413
Charles Schwab Corp. (The)	29,114	1,385
CME Group, Inc., Class A	12,498	2,508
Cohen & Steers, Inc.	3	—	(h)
Discover Financial Services	14,328	1,215
E*TRADE Financial Corp.	7,799	354
Eaton Vance Corp.	6,895	322
Evercore, Inc., Class A	588	44
Franklin Resources, Inc.	17,927	466
Intercontinental Exchange, Inc.	19,532	1,808
Invesco Ltd.	15,219	274
Jefferies Financial Group, Inc.	10,358	221
Legg Mason, Inc.	1,964	70
Mastercard, Inc., Class A	6,567	1,961
Nasdaq, Inc.	5,164	553
Raymond James Financial, Inc.	5,400	483
SEI Investments Co.	5,046	330
Synchrony Financial	17,157	618
T Rowe Price Group, Inc.	11,101	1,352
TD Ameritrade Holding Corp.	12,016	597
Visa, Inc., Class A	14,905	2,801
Western Union Co. (The)	9,812	263

		26,408

Insurance — 2.5%
Aflac, Inc.	32,048	1,695
Alleghany Corp. (a)	450	360
Allstate Corp. (The)	13,708	1,542
American Financial Group, Inc.	3,307	363
American International Group, Inc.	22,516	1,156
Aon plc, (United Kingdom)	7,881	1,642
Arch Capital Group Ltd., (Bermuda) (a)	11,773	505
Argo Group International Holdings Ltd., (Bermuda)	131	9
Arthur J Gallagher & Co.	7,101	676
Assurant, Inc.	3,708	486
Assured Guaranty Ltd., (Bermuda)	494	24
Athene Holding Ltd., (Bermuda), Class A (a)	6,251	294
AXA Equitable Holdings, Inc.	14,599	362
Axis Capital Holdings Ltd., (Bermuda)	1,197	71
Berkshire Hathaway, Inc., Class B (a)	30,872	6,993
Brown & Brown, Inc.	5,315	210
Chubb Ltd., (Switzerland)	18,075	2,814
Cincinnati Financial Corp.	6,632	697
CNO Financial Group, Inc.	1,317	24
Erie Indemnity Co., Class A	779	129
Everest Re Group Ltd., (Bermuda)	1,572	435
Fidelity National Financial, Inc.	16,231	736
First American Financial Corp.	1,662	97
Globe Life, Inc.	4,258	448
Hanover Insurance Group, Inc. (The)	293	40

SEE NOTES TO FINANCIAL STATEMENTS.

14	SIX CIRCLES TRUST	DECEMBER 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Insurance — continued
Hartford Financial Services Group, Inc. (The)	16,670	1,013
Lincoln National Corp.	9,851	581
Loews Corp.	8,326	437
Markel Corp. (a)	317	362
Marsh & McLennan Cos., Inc.	19,239	2,143
MetLife, Inc.	42,709	2,177
Old Republic International Corp.	6,043	135
Primerica, Inc.	110	14
Principal Financial Group, Inc.	17,563	966
Progressive Corp. (The)	14,921	1,080
Prudential Financial, Inc.	10,608	994
Reinsurance Group of America, Inc., Class A	2,668	435
RenaissanceRe Holdings Ltd., (Bermuda)	1,294	254
RLI Corp.	43	4
Selective Insurance Group, Inc.	202	13
Travelers Cos., Inc. (The)	11,766	1,611
Unum Group	9,407	274
Voya Financial, Inc.	5,210	318
Willis Towers Watson plc, (United Kingdom)	2,974	601
WR Berkley Corp.	5,634	389

		35,609

Private Equity — 0.1%
Blackstone Group, Inc. (The), Class A	17,472	977
KKR & Co., Inc., Class A	13,803	403

		1,380

Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	1,209	74
Jones Lang LaSalle, Inc.	259	45
McGrath RentCorp.	65	5

		124

REITS — 0.3%
AGNC Investment Corp.	12,587	223
Alexandria Real Estate Equities, Inc.	429	69
American Tower Corp.	1,674	385
Annaly Capital Management, Inc.	33,728	318
AvalonBay Communities, Inc.	543	114
Boston Properties, Inc.	585	81
Camden Property Trust	377	40
Crown Castle International Corp.	1,576	224
Digital Realty Trust, Inc.	809	97
Duke Realty Corp.	1,404	49
Equinix, Inc.	324	189
Equity LifeStyle Properties, Inc.	672	47
Equity Residential	1,441	117
Essex Property Trust, Inc.	249	75
Extra Space Storage, Inc.	499	53
Federal Realty Investment Trust	291	37
Healthpeak Properties, Inc.	1,858	64

SECURITY DESCRIPTION	SHARES	VALUE($)

REITS — continued
Host Hotels & Resorts, Inc.	2,836	53
Invitation Homes, Inc.	2,034	61
Iron Mountain, Inc.	1,115	36
Kimco Realty Corp.	1,597	33
Liberty Property Trust	608	36
Medical Properties Trust, Inc.	1,981	42
Mid-America Apartment Communities, Inc.	451	59
National Retail Properties, Inc.	619	33
Omega Healthcare Investors, Inc.	848	36
Prologis, Inc.	2,394	213
Public Storage	610	130
Realty Income Corp.	1,236	91
Regency Centers Corp.	651	41
SBA Communications Corp., Class A	439	106
Simon Property Group, Inc.	1,197	178
SL Green Realty Corp.	308	28
Sun Communities, Inc.	339	51
UDR, Inc.	1,163	54
Ventas, Inc.	1,409	81
VEREIT, Inc.	4,100	38
VICI Properties, Inc.	1,791	46
Vornado Realty Trust	667	44
Welltower, Inc.	1,574	129
Weyerhaeuser Co.	2,894	87
WP Carey, Inc.	663	53

		3,941

Savings & Loans — 0.1%
Investors Bancorp, Inc.	15,775	188
People’s United Financial, Inc.	17,408	294
Provident Financial Services, Inc.	4,898	121
Washington Federal, Inc.	4,517	166
WSFS Financial Corp.	3,003	132

		901

Total Financial		134,253

Industrial — 7.7%
Aerospace/Defense — 0.8%
Arconic, Inc.	1,539	47
Barnes Group, Inc.	10	1
Boeing Co. (The)	10,602	3,454
General Dynamics Corp.	4,497	793
HEICO Corp.	201	23
HEICO Corp., Class A	285	25
L3Harris Technologies, Inc.	3,056	605
Lockheed Martin Corp.	5,470	2,130
Northrop Grumman Corp.	2,202	757
Raytheon Co.	4,248	933
Spirit AeroSystems Holdings, Inc., Class A	391	28
Teledyne Technologies, Inc. (a)	158	55

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	15

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Aerospace/Defense — continued
TransDigm Group, Inc.	187	105
United Technologies Corp.	14,447	2,164

		11,120

Building Materials — 0.1%
Fortune Brands Home & Security, Inc.	1,476	96
Johnson Controls International plc	3,091	126
Lennox International, Inc.	331	81
Martin Marietta Materials, Inc.	243	68
Masco Corp.	3,610	173
MDU Resources Group, Inc.	3,106	92
Owens Corning	1,429	93
Simpson Manufacturing Co., Inc.	71	6
Vulcan Materials Co.	1,137	164

		899

Electrical Components & Equipments — 0.1%
Acuity Brands, Inc.	192	27
AMETEK, Inc.	887	88
Emerson Electric Co.	14,995	1,144
Energizer Holdings, Inc.	765	38
Hubbell, Inc., Class B	826	122
Littelfuse, Inc.	71	14

		1,433

Electronics — 0.3%
Agilent Technologies, Inc.	1,202	102
Allegion plc, (Ireland)	797	99
Amphenol Corp., Class A	2,936	318
Arrow Electronics, Inc. (a)	400	34
Brady Corp., Class A	179	10
Flex Ltd. (a)	2,238	28
FLIR Systems, Inc.	1,327	69
Fortive Corp.	1,173	90
Garmin Ltd., (Switzerland)	517	50
Gentex Corp.	2,136	62
Honeywell International, Inc.	13,473	2,385
Keysight Technologies, Inc. (a)	710	73
Mettler-Toledo International, Inc. (a)	93	74
nVent Electric plc, (United Kingdom)	2,489	64
PerkinElmer, Inc.	432	42
Sensata Technologies Holding plc (a)	609	33
SYNNEX Corp.	192	25
TE Connectivity Ltd., (Switzerland)	5,775	553
Trimble, Inc. (a)	978	41
Waters Corp. (a)	253	59
Watts Water Technologies, Inc., Class A	17	2
Woodward, Inc.	42	5

		4,218

Engineering & Construction — 0.0% (g)
Exponent, Inc.	17	1
Jacobs Engineering Group, Inc.	526	47

		48

SECURITY DESCRIPTION	SHARES	VALUE($)

Environmental Control — 0.1%
Pentair plc, (United Kingdom)	2,107	97
Republic Services, Inc., Class A	3,233	290
Tetra Tech, Inc.	55	5
Waste Connections, Inc.	1,024	93
Waste Management, Inc.	7,008	798

		1,283

Hand/Machine Tools — 0.1%
Franklin Electric Co., Inc.	15	1
Lincoln Electric Holdings, Inc.	614	59
MSA Safety, Inc.	151	19
Regal Beloit Corp.	181	16
Snap-on, Inc.	1,053	178
Stanley Black & Decker, Inc.	2,548	422

		695

Machinery — Construction & Mining — 0.1%
BWX Technologies, Inc.	360	22
Caterpillar, Inc.	13,890	2,051
Oshkosh Corp.	536	51
Terex Corp.	46	2

		2,126

Machinery — Diversified — 0.1%
AGCO Corp.	99	8
Applied Industrial Technologies, Inc.	293	19
Cognex Corp.	752	42
Deere & Co.	1,162	201
Dover Corp.	2,379	274
Flowserve Corp.	623	31
Graco, Inc.	1,184	61
IDEX Corp.	806	139
Middleby Corp. (The) (a)	263	29
Nordson Corp.	171	28
Rockwell Automation, Inc.	2,165	439
Roper Technologies, Inc.	726	257
Westinghouse Air Brake Technologies Corp.	721	56
Xylem, Inc.	1,951	154

		1,738

Metal Fabricate/Hardware — 0.0% (g)
Timken Co. (The)	712	40
Worthington Industries, Inc.	116	5

		45

Miscellaneous Manufacturers — 0.5%
3M Co.	15,534	2,741
AO Smith Corp.	2,189	104
AptarGroup, Inc.	436	50
Carlisle Cos., Inc.	383	62
Donaldson Co., Inc.	1,047	60
Eaton Corp. plc	11,639	1,102
General Electric Co.	33,010	368

SEE NOTES TO FINANCIAL STATEMENTS.

16	SIX CIRCLES TRUST	DECEMBER 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Miscellaneous Manufacturers — continued
Hexcel Corp.	177	13
Illinois Tool Works, Inc.	6,734	1,210
Ingersoll-Rand plc	4,030	536
ITT, Inc.	192	14
Parker-Hannifin Corp.	499	103
Textron, Inc.	870	39
Trinity Industries, Inc.	1,473	33

		6,435

Packaging & Containers — 0.0% (g)
Amcor plc, (United Kingdom)	6,141	67
Ball Corp.	1,193	77
Crown Holdings, Inc. (a)	589	43
Packaging Corp. of America	1,990	223
Sealed Air Corp.	727	29
Silgan Holdings, Inc.	80	2
Sonoco Products Co.	1,576	97
Westrock Co.	973	42

		580

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	534	134

Transportation — 5.5%
CH Robinson Worldwide, Inc.	70,698	5,529
CSX Corp.	10,177	736
Expeditors International of Washington, Inc.	87,515	6,828
FedEx Corp.	124,166	18,775
JB Hunt Transport Services, Inc.	745	87
Kansas City Southern	378	58
Knight-Swift Transportation Holdings, Inc., Class A	616	22
Matson, Inc.	124	5
Norfolk Southern Corp.	1,023	199
Old Dominion Freight Line, Inc.	249	47
Union Pacific Corp.	13,987	2,529
United Parcel Service, Inc., Class B	370,879	43,415
XPO Logistics, Inc. (a)	444	35

		78,265

Trucking & Leasing — 0.0% (g)
GATX Corp.	285	24

Total Industrial		109,043

Technology — 18.7%
Computers — 2.5%
Accenture plc, (Ireland), Class A	9,873	2,079
Apple, Inc.	100,675	29,563
Cognizant Technology Solutions Corp., Class A	2,146	133
Dell Technologies, Inc., Class C (a)	686	35
DXC Technology Co.	1,139	43
EPAM Systems, Inc. (a)	239	51
Fortinet, Inc. (a)	15,112	1,613

SECURITY DESCRIPTION	SHARES	VALUE($)

Computers — continued
Hewlett Packard Enterprise Co.	22,727	361
HP, Inc.	26,129	537
International Business Machines Corp.	3,351	449
Leidos Holdings, Inc.	531	52
NetApp, Inc.	8,820	549
Seagate Technology plc	4,083	243
Western Digital Corp.	5,208	331

		36,039

Office/Business Equipment — 0.0% (g)
Xerox Holdings Corp.	6,410	236
Zebra Technologies Corp., Class A (a)	215	55

		291

Semiconductors — 1.3%
Advanced Micro Devices, Inc. (a)	4,006	184
Analog Devices, Inc.	6,001	713
Applied Materials, Inc.	3,504	214
Broadcom, Inc.	10,603	3,351
Intel Corp.	85,538	5,119
IPG Photonics Corp. (a)	141	20
KLA Corp.	2,956	527
Lam Research Corp.	2,380	696
Marvell Technology Group Ltd.	2,439	65
Maxim Integrated Products, Inc.	1,026	63
Microchip Technology, Inc.	3,175	333
Micron Technology, Inc. (a)	4,184	225
MKS Instruments, Inc.	58	6
NVIDIA Corp.	3,595	846
ON Semiconductor Corp. (a)	1,595	39
Power Integrations, Inc.	12	1
Qorvo, Inc. (a)	468	54
QUALCOMM, Inc.	26,932	2,376
Skyworks Solutions, Inc.	2,475	299
Teradyne, Inc.	660	45
Texas Instruments, Inc.	22,584	2,897
Xilinx, Inc.	3,544	347

		18,420

Software — 14.9%
Activision Blizzard, Inc.	6,111	363
Adobe, Inc. (a)	51,514	16,990
Akamai Technologies, Inc. (a)	653	56
ANSYS, Inc. (a)	9,103	2,343
Autodesk, Inc. (a)	23,439	4,300
Black Knight, Inc. (a)	581	38
Broadridge Financial Solutions, Inc.	1,923	238
Cadence Design Systems, Inc. (a)	29,862	2,071
CDK Global, Inc.	581	32
Cerner Corp.	1,237	91
Citrix Systems, Inc.	13,083	1,451
DocuSign, Inc., Class A (a)	394	29
Dropbox, Inc., Class A (a)	1,027	18
Electronic Arts, Inc. (a)	1,145	123
Fidelity National Information Services, Inc.	6,529	908

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	17

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Fiserv, Inc. (a)	2,186	253
Guidewire Software, Inc. (a)	311	34
Intuit, Inc.	29,140	7,633
j2 Global, Inc.	385	36
Jack Henry & Associates, Inc.	739	108
Microsoft Corp.	857,541	135,234
MongoDB, Inc., Class A (a)	194	26
MSCI, Inc., Class A	3,115	804
Oracle Corp.	257,464	13,640
Paychex, Inc.	1,256	107
Paycom Software, Inc. (a)	193	51
PTC, Inc. (a)	414	31
salesforce.com, Inc. (a)	94,200	15,321
ServiceNow, Inc. (a)	20,088	5,671
Splunk, Inc. (a)	568	85
SS&C Technologies Holdings, Inc.	887	54
Synopsys, Inc. (a)	16,018	2,230
Take-Two Interactive Software, Inc. (a)	423	52
Twilio, Inc., Class A (a)	449	44
Tyler Technologies, Inc. (a)	150	45
Veeva Systems, Inc., Class A (a)	492	69
VMware, Inc., Class A (a)	356	54
Workday, Inc., Class A (a)	637	105

		210,738

Total Technology		265,488

Utilities — 1.1%
Electric — 1.0%
AES Corp.	15,249	303
ALLETE, Inc.	754	61
Alliant Energy Corp.	4,992	273
Ameren Corp.	4,983	383
American Electric Power Co., Inc.	13,383	1,265
Black Hills Corp.	878	69
CenterPoint Energy, Inc.	1,951	53
CMS Energy Corp.	5,657	356
Consolidated Edison, Inc.	8,768	793
Dominion Energy, Inc.	3,110	258
DTE Energy Co.	4,307	559
Duke Energy Corp.	2,758	252
Edison International	9,636	727
El Paso Electric Co.	301	20
Entergy Corp.	6,021	721
Evergy, Inc.	5,816	379
Eversource Energy	6,880	585
Exelon Corp.	3,774	172
FirstEnergy Corp.	2,098	102
IDACORP, Inc.	670	72
MGE Energy, Inc.	187	15
NextEra Energy, Inc.	9,400	2,276
NorthWestern Corp.	796	57
NRG Energy, Inc.	983	39
OGE Energy Corp.	5,169	230
Ormat Technologies, Inc.	15	1
Otter Tail Corp.	314	16

SECURITY DESCRIPTION	SHARES	VALUE($)

Electric — continued
Pinnacle West Capital Corp.	2,994	269
PNM Resources, Inc.	827	42
Portland General Electric Co.	1,361	76
PPL Corp.	2,806	101
Public Service Enterprise Group, Inc.	12,713	751
Sempra Energy	6,239	945
Southern Co. (The)	3,956	252
Vistra Energy Corp.	1,433	33
WEC Energy Group, Inc.	6,662	614
Xcel Energy, Inc.	12,277	779

		13,899

Gas — 0.1%
Atmos Energy Corp.	2,059	230
National Fuel Gas Co.	1,721	80
New Jersey Resources Corp.	1,247	56
NiSource, Inc.	8,229	229
ONE Gas, Inc.	545	51
South Jersey Industries, Inc.	1,624	54
Southwest Gas Holdings, Inc.	752	57
Spire, Inc.	750	63
UGI Corp.	4,594	207

		1,027

Water — 0.0% (g)
American States Water Co.	114	10
American Water Works Co., Inc.	2,547	313
Aqua America, Inc.	3,548	167
California Water Service Group	63	3

		493

Total Utilities		15,419

Total Common Stocks (Cost $1,302,752)		1,416,308

	PRINCIPAL AMOUNT($)
Short-Term Investments — 0.5%
Time Deposits — 0.5%
Australia & New Zealand Banking Group Ltd., 1.56%, 01/02/2020	1,803	1,803
BNP Paribas SA, 1.56%, 01/02/2020	4,766	4,766
Brown Brothers Harriman, 1.56%, 01/02/2020	17	17
Citibank NA, 1.56%, 01/02/2020	222	222

Total Short-Term Investments
(Cost $6,808)		6,808

Total Investments — 100.2% (Cost — $1,309,560)		1,423,116

Liabilities in Excess of Other Assets — (0.2)%		(2,491)

NET ASSETS — 100.0%		$1,420,625

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

18	SIX CIRCLES TRUST	DECEMBER 31, 2019

Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)

Long Contracts

Micro E-mini NASDAQ 100 Index	7	03/2020	USD	122	1

Micro E-mini S&P 500 Index	96	03/2020	USD	1,530	21

NASDAQ 100 E-mini Index	2	03/2020	USD	340	10

S&P 500 E-mini Index	7	03/2020	USD	1,122	8

Total unrealized appreciation (depreciation)					40

Summary of Investments by Industry, December 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Internet	20.8%

Pharmaceuticals	16.3%

Software	14.8%

Biotechnology	6.1%

Beverages	5.7%

Transportation	5.5%

Banks	4.6%

Agriculture	4.2%

Computers	2.5%

Insurance	2.5%

Oil & Gas	2.2%

Diversified Financial Services	1.9%

Retail	1.7%

Semiconductors	1.3%

Telecommunications	1.1%

Others (Each less than 1.0%)	8.3%

Short-Term Investments	0.5%

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

REIT	— Real Estate Investment Trust
(a)	— Non-income producing security.
(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500.
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	19

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — 95.3%
Austria — 0.7%
ANDRITZ AG	13,389	576
OMV AG	52,883	2,963
Raiffeisen Bank International AG	18,375	460
Verbund AG	31,647	1,588
voestalpine AG	13,251	367

		5,954

Belgium — 2.1%
Ageas	46,532	2,752
Anheuser-Busch InBev SA	111,666	9,145
Colruyt SA	6,906	360
Galapagos NV (a)	5,238	1,091
Proximus SADP	19,028	545
Solvay SA	9,218	1,073
Telenet Group Holding NV	5,881	264
UCB SA	9,258	737
Umicore SA	57,185	2,787

		18,754

Canada — 3.5%
Agnico Eagle Mines Ltd.	5,049	311
Air Canada, Class B (a)	2,778	104
Algonquin Power & Utilities Corp.	11,071	157
Alimentation Couche-Tard, Inc., Class B	18,633	591
AltaGas Ltd.	5,906	90
Atco Ltd., Class I	1,621	62
Aurora Cannabis, Inc. (a)	14,954	32
Bank of Montreal	13,611	1,055
Bank of Nova Scotia (The)	26,003	1,469
Barrick Gold Corp.	37,858	703
BCE, Inc.	3,260	151
BlackBerry Ltd. (a)	11,092	71
Bombardier, Inc., Class B (a)	45,308	67
Brookfield Asset Management, Inc., Class A	18,976	1,096
CAE, Inc.	5,672	150
Cameco Corp.	8,433	75
Canadian Apartment Properties REIT	1,764	72
Canadian Imperial Bank of Commerce	9,491	790
Canadian National Railway Co.	15,300	1,384
Canadian Natural Resources Ltd.	25,273	817
Canadian Pacific Railway Ltd.	2,953	753
Canadian Tire Corp. Ltd., Class A	1,241	134
Canadian Utilities Ltd., Class A	2,762	83
Canopy Growth Corp. (a)	4,447	94
CCL Industries, Inc., Class B	3,192	136
Cenovus Energy, Inc.	22,254	226
CGI, Inc. (a)	5,124	429
CI Financial Corp.	4,794	80
Constellation Software, Inc.	429	417
Cronos Group, Inc. (a)	4,215	32
Dollarama, Inc.	6,371	219

SECURITY DESCRIPTION	SHARES	VALUE($)

Canada — continued
Emera, Inc.	5,086	219
Empire Co. Ltd., Class A	3,694	87
Enbridge, Inc.	43,121	1,714
Encana Corp.	27,679	130
Fairfax Financial Holdings Ltd.	573	269
First Capital Real Estate Investment Trust	2,863	46
First Quantum Minerals Ltd.	14,689	149
Fortis, Inc.	9,302	386
Franco-Nevada Corp.	3,993	412
George Weston Ltd.	1,636	130
Gildan Activewear, Inc., Class A	4,340	128
Great-West Lifeco, Inc.	5,932	152
H&R Real Estate Investment Trust	2,986	49
Husky Energy, Inc.	7,495	60
Hydro One Ltd. (e)	6,991	135
iA Financial Corp., Inc.	2,265	124
IGM Financial, Inc.	1,777	51
Imperial Oil Ltd.	5,688	150
Intact Financial Corp.	2,966	321
Inter Pipeline Ltd.	8,819	153
Keyera Corp.	4,575	120
Kinross Gold Corp. (a)	26,686	127
Kirkland Lake Gold Ltd.	4,254	188
Loblaw Cos. Ltd.	3,901	201
Lundin Mining Corp.	14,106	84
Magna International, Inc.	6,317	346
Manulife Financial Corp.	41,705	847
Methanex Corp.	1,380	53
Metro, Inc.	5,425	224
National Bank of Canada	7,150	397
Nutrien Ltd.	12,206	584
Onex Corp.	1,812	115
Open Text Corp.	5,732	253
Parkland Fuel Corp.	3,138	115
Pembina Pipeline Corp.	11,661	432
Power Corp. of Canada	6,420	165
Power Financial Corp.	5,660	152
PrairieSky Royalty Ltd.	4,475	52
Quebecor, Inc., Class B	3,807	97
Restaurant Brands International, Inc.	5,662	361
RioCan Real Estate Investment Trust	3,183	66
Rogers Communications, Inc., Class B	7,685	382
Royal Bank of Canada	30,552	2,417
Saputo, Inc.	4,999	155
Shaw Communications, Inc., Class B	9,962	202
Shopify, Inc., Class A (a)	2,138	850
SmartCentres Real Estate Investment Trust	1,490	36
Stars Group, Inc. (The) (a)	4,904	128
Sun Life Financial, Inc.	12,593	574

SEE NOTES TO FINANCIAL STATEMENTS.

20	SIX CIRCLES TRUST	DECEMBER 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Canada — continued
Suncor Energy, Inc.	33,187	1,088
TC Energy Corp.	19,794	1,054
Teck Resources Ltd., Class B	10,558	183
TELUS Corp.	4,233	164
Thomson Reuters Corp.	4,271	306
Toronto-Dominion Bank (The)	38,761	2,174
West Fraser Timber Co. Ltd.	1,131	50
Wheaton Precious Metals Corp.	9,494	283
WSP Global, Inc.	2,244	153

		31,893

Chile — 0.1%
Antofagasta plc	48,324	585

Denmark — 3.4%
Carlsberg A/S, Class B	15,677	2,339
Chr Hansen Holding A/S	30,555	2,428
Demant A/S (a)	14,053	442
DSV PANALPINA A/S	26,933	3,104
Genmab A/S (a)	8,052	1,791
H Lundbeck A/S	14,010	536
ISS A/S	19,957	479
Novo Nordisk A/S, Class B	129,574	7,509
Novozymes A/S, Class B	61,615	3,015
Orsted A/S (e)	39,387	4,073
Pandora A/S	12,245	533
Tryg A/S	32,814	973
Vestas Wind Systems A/S	35,145	3,550

		30,772

Finland — 1.6%
Elisa OYJ	17,561	970
Fortum OYJ	97,424	2,405
Kone OYJ, Class B	22,078	1,444
Metso OYJ	19,835	783
Nokian Renkaat OYJ	15,751	453
Orion OYJ, Class B	20,614	955
Sampo OYJ, Class A	63,135	2,757
Stora Enso OYJ, Class R	72,080	1,049
UPM-Kymmene OYJ	66,132	2,294
Wartsila OYJ Abp	83,780	926

		14,036

France — 15.3%
Accor SA	21,749	1,021
Aeroports de Paris	3,670	727
Airbus SE	37,878	5,559
Alstom SA	35,634	1,693
Amundi SA (e)	7,498	590
Arkema SA	8,529	912
Atos SE	12,177	1,017
AXA SA	276,052	7,800

SECURITY DESCRIPTION	SHARES	VALUE($)

France — continued
BioMerieux	4,979	444
Bouygues SA	14,604	622
Bureau Veritas SA	36,091	943
Capgemini SE	19,692	2,408
Casino Guichard Perrachon SA	6,716	314
Cie de Saint-Gobain	31,930	1,308
CNP Assurances	24,525	489
Covivio	6,290	714
Danone SA	90,494	7,515
Dassault Aviation SA	524	688
Edenred	30,134	1,562
Eiffage SA	14,686	1,685
Electricite de France SA	125,711	1,403
Engie SA	354,268	5,738
Eurazeo SE	4,760	327
Eutelsat Communications SA	21,709	353
Faurecia SE	9,407	511
Gecina SA	5,618	1,006
Getlink SE	54,182	945
ICADE	3,831	417
Iliad SA	3,204	417
Ingenico Group SA	7,500	816
Ipsen SA	7,363	654
JCDecaux SA	10,516	325
Klepierre SA	24,727	941
Legrand SA	50,376	4,114
L’Oreal SA	23,698	7,008
Pernod Ricard SA	31,118	5,568
Peugeot SA	72,873	1,754
Publicis Groupe SA	26,447	1,199
Remy Cointreau SA	6,046	743
Safran SA	21,244	3,281
Sanofi	82,519	8,287
Sartorius Stedim Biotech	3,426	569
Schneider Electric SE	35,700	3,668
SCOR SE	41,897	1,764
SEB SA	2,715	404
Sodexo SA	10,962	1,299
Suez	115,177	1,745
Teleperformance	7,258	1,773
Thales SA	7,004	729
TOTAL SA	556,291	30,869
Ubisoft Entertainment SA (a)	10,242	710
Valeo SA	29,865	1,058
Veolia Environnement SA	172,389	4,587
Vinci SA	33,122	3,689
Wendel SA	3,345	445
Worldline SA (a) (e)	12,447	882

		138,009

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	21

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Germany — 8.5%
Allianz SE (Registered)	60,612	14,852
Bayer AG (Registered)	68,290	5,552
Beiersdorf AG	9,453	1,131
Brenntag AG	29,424	1,596
Carl Zeiss Meditec AG	4,987	634
Commerzbank AG	123,437	762
Covestro AG (e)	50,056	2,329
Delivery Hero SE (a) (e)	14,121	1,119
Deutsche Lufthansa AG (Registered)	29,190	537
Deutsche Wohnen SE	44,569	1,813
E.ON SE	443,156	4,736
Evonik Industries AG	30,753	939
Fraport AG Frankfurt Airport Services Worldwide	5,197	441
GEA Group AG	28,941	957
Hannover Rueck SE	16,086	3,102
Henkel AG & Co. KGaA	9,745	916
HOCHTIEF AG	4,703	599
KION Group AG	12,237	841
Knorr-Bremse AG	3,121	318
LANXESS AG	10,278	690
Merck KGaA	9,464	1,116
METRO AG	21,960	353
MTU Aero Engines AG	9,842	2,804
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	20,619	6,084
Puma SE	10,278	788
RWE AG	184,347	5,649
Siemens AG (Registered)	49,654	6,484
Symrise AG, Class A	37,167	3,907
Telefonica Deutschland Holding AG	109,570	318
thyssenkrupp AG	50,503	679
TUI AG	54,245	685
Uniper SE	67,377	2,227
United Internet AG (Registered)	14,927	489
Wacker Chemie AG	2,581	195
Zalando SE (a) (e)	17,153	865

		76,507

Ireland — 1.5%
AerCap Holdings NV (a)	23,187	1,425
AIB Group plc	101,717	355
Bank of Ireland Group plc	119,934	660
DCC plc	18,720	1,624
Flutter Entertainment plc	9,732	1,183
Kerry Group plc, Class A	42,957	5,353
Kingspan Group plc	29,131	1,779
Smurfit Kappa Group plc	28,020	1,080

		13,459

SECURITY DESCRIPTION	SHARES	VALUE($)

Isle of Man — 0.1%
GVC Holdings plc	72,102	845

Italy — 4.4%
Assicurazioni Generali SpA	156,994	3,241
Bio On Spa (a) (bb) (cc)	1,081	2
Davide Campari-Milano SpA	164,614	1,504
Enel SpA	1,558,485	12,380
Eni SpA	589,639	9,158
FinecoBank Banca Fineco SpA	32,693	392
Leonardo SpA	13,902	163
Mediobanca Banca di Credito Finanziario SpA	87,418	963
Moncler SpA	23,205	1,044
Pirelli & C SpA (e)	56,591	326
Poste Italiane SpA (e)	143,519	1,631
Prysmian SpA	46,373	1,119
Recordati SpA	21,550	908
Snam SpA	453,331	2,384
Telecom Italia SpA (a)	1,219,876	762
Telecom Italia SpA	749,837	459
Terna Rete Elettrica Nazionale SpA	506,070	3,385

		39,821

Luxembourg — 0.3%
Aroundtown SA	115,343	1,036
Eurofins Scientific SE	1,417	786
Millicom International Cellular SA, SDR	12,153	584
SES SA, Class A	44,467	623

		3,029

Netherlands — 9.0%
Aegon NV	254,499	1,165
Akzo Nobel NV	37,575	3,837
Altice Europe NV (a)	82,187	532
Corbion NV	9,774	308
EXOR NV	14,062	1,090
Heineken Holding NV	16,884	1,641
Heineken NV	37,986	4,054
Koninklijke DSM NV	29,932	3,914
Koninklijke KPN NV	445,974	1,320
Koninklijke Vopak NV	9,596	521
NN Group NV	81,637	3,104
QIAGEN NV (a)	28,122	958
Randstad NV	14,608	895
Royal Dutch Shell plc, Class A	991,707	29,369
Royal Dutch Shell plc, Class B	865,890	25,703
Wolters Kluwer NV	34,658	2,531

		80,942

Norway — 1.5%
Aker BP ASA	13,623	447
Borregaard ASA	15,673	169

SEE NOTES TO FINANCIAL STATEMENTS.

22	SIX CIRCLES TRUST	DECEMBER 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Norway — continued
Elkem ASA (e)	43,158	122
Equinor ASA	232,153	4,630
Gjensidige Forsikring ASA	52,536	1,103
Mowi ASA	117,778	3,062
Norsk Hydro ASA	168,047	625
Orkla ASA	203,761	2,066
Schibsted ASA, Class B	12,491	357
Yara International ASA	21,939	914

		13,495

Philippines — 0.0% (g)
Altus San Nicolas Corp. (a) (bb) (cc)	3,459	—	(h)

Portugal — 0.7%
EDP—Energias de Portugal SA	560,534	2,432
Galp Energia SGPS SA	182,859	3,070
Jeronimo Martins SGPS SA	31,045	512

		6,014

Russia — 0.0% (g)
Evraz plc	64,286	344

Spain — 3.5%
ACS Actividades de Construccion y Servicios SA	52,201	2,094
Banco de Sabadell SA	847,507	992
Bankia SA	197,041	422
Bankinter SA	103,880	763
Cellnex Telecom SA (e)	32,310	1,394
Enagas SA	9,581	244
Endesa SA	72,079	1,925
Ferrovial SA	32,007	970
Grifols SA	40,945	1,447
Iberdrola SA	1,187,858	12,241
Mapfre SA	370,113	981
Naturgy Energy Group SA	67,419	1,698
Red Electrica Corp. SA	5,673	114
Repsol SA	333,515	5,240
Siemens Gamesa Renewable Energy SA	55,726	981

		31,506

Sweden — 3.0%
Alfa Laval AB	59,675	1,503
Assa Abloy AB, Class B	65,057	1,521
Atlas Copco AB, Class A	43,586	1,740
Atlas Copco AB, Class B	25,328	879
Boliden AB	33,889	900
Electrolux AB, Class B	27,946	687
Epiroc AB, Class A	125,121	1,530
Epiroc AB, Class B	74,203	882
Essity AB, Class B	56,876	1,832
Hexagon AB, Class B	32,534	1,824
Hexpol AB	40,764	401

SECURITY DESCRIPTION	SHARES	VALUE($)

Sweden — continued
Husqvarna AB, Class B	52,908	424
ICA Gruppen AB	11,387	532
Industrivarden AB, Class C	20,486	494
Kinnevik AB, Class B	29,974	734
L E Lundbergforetagen AB, Class B	9,189	403
Lundin Petroleum AB	23,220	788
Sandvik AB	73,277	1,427
Securitas AB, Class B	38,818	669
Skanska AB, Class B	63,595	1,439
SKF AB, Class B	71,738	1,452
Swedish Match AB	45,976	2,369
Tele2 AB, Class B	61,717	896
Volvo AB, Class B	96,435	1,614

		26,940

Switzerland — 16.4%
ABB Ltd. (Registered)	119,620	2,886
Adecco Group AG (Registered)	19,227	1,216
Baloise Holding AG (Registered)	12,802	2,317
Barry Callebaut AG (Registered)	817	1,803
Chocoladefabriken Lindt & Spruengli AG	290	2,252
Chocoladefabriken Lindt & Spruengli AG (Registered)	28	2,474
Clariant AG (Registered) (a)	57,557	1,286
Coca-Cola HBC AG	53,406	1,815
Dufry AG (Registered) (a)	5,089	505
EMS-Chemie Holding AG (Registered)	2,388	1,570
Geberit AG (Registered)	6,997	3,927
Givaudan SA (Registered)	1,523	4,772
Gurit Holding AG	59	91
Julius Baer Group Ltd. (a)	27,731	1,430
Lonza Group AG (Registered) (a)	9,227	3,366
Nestle SA (Registered)	436,136	47,218
Novartis AG (Registered)	157,316	14,896
Pargesa Holding SA	4,758	395
Partners Group Holding AG	2,316	2,123
Roche Holding AG	51,448	16,721
Schindler Holding AG	2,662	677
Schindler Holding AG (Registered)	1,307	320
Sika AG (Registered)	36,862	6,922
Sonova Holding AG (Registered)	6,881	1,573
STMicroelectronics NV	84,616	2,283
Straumann Holding AG (Registered)	1,287	1,262
Swiss Life Holding AG (Registered)	8,921	4,475
Swiss Prime Site AG (Registered) (a)	9,455	1,094
Swiss Re AG	42,099	4,729
Temenos AG (Registered) (a)	8,095	1,281
Vifor Pharma AG	8,843	1,614
Zurich Insurance Group AG	21,374	8,768

		148,061

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	23

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued

United Arab Emirates — 0.0% (g)
NMC Health plc	11,486	269

United Kingdom — 19.6%
3i Group plc	120,563	1,754
Admiral Group plc	23,645	723
Ashtead Group plc	87,595	2,801
Associated British Foods plc	52,209	1,796
AstraZeneca plc	96,068	9,616
Auto Trader Group plc (e)	113,835	899
AVEVA Group plc	7,984	493
BAE Systems plc	207,874	1,556
Barratt Developments plc	125,256	1,240
Berkeley Group Holdings plc	14,671	944
BP plc	4,721,777	29,704
British American Tobacco plc	336,160	14,288
British Land Co. plc (The)	109,410	926
Bunzl plc	63,439	1,735
Burberry Group plc	50,983	1,488
Centrica plc	717,135	848
CNH Industrial NV	193,809	2,128
Coca-Cola European Partners plc	34,137	1,737
Croda International plc	37,133	2,522
Diageo plc	346,663	14,607
Direct Line Insurance Group plc	170,647	706
easyJet plc	19,697	371
Elementis plc	95,756	227
Ferguson plc	43,447	3,954
G4S plc	188,502	545
GlaxoSmithKline plc	365,307	8,584
Halma plc	47,039	1,317
Hargreaves Lansdown plc	35,101	900
Imperial Brands plc	139,637	3,455
Informa plc	155,103	1,764
InterContinental Hotels Group plc	21,320	1,465
Intertek Group plc	19,895	1,542
ITV plc	448,887	898
J Sainsbury plc	219,415	669
JD Sports Fashion plc	54,264	603
Johnson Matthey plc	55,910	2,223
Kingfisher plc	261,452	753
Land Securities Group plc	87,276	1,146
M&G plc (a)	313,963	986
Marks & Spencer Group plc	241,620	685
Meggitt plc	151,475	1,319
Melrose Industries plc	915,436	2,916
Micro Focus International plc	41,316	580
Mondi plc	60,162	1,411
Next plc	16,508	1,538
Ocado Group plc (a)	56,939	966
Pearson plc	95,534	807
Persimmon plc	39,467	1,410
Reckitt Benckiser Group plc	66,520	5,403
Rentokil Initial plc	229,139	1,373

SECURITY DESCRIPTION	SHARES	VALUE($)

United Kingdom — continued
Rolls-Royce Holdings plc (a)	111,578	1,008
RSA Insurance Group plc	127,612	956
Sage Group plc (The)	134,871	1,338
Scapa Group plc	25,906	84
Schroders plc	15,248	673
Segro plc	135,466	1,613
Severn Trent plc	30,875	1,029
Smith & Nephew plc	108,365	2,612
Smiths Group plc	75,062	1,677
Spirax-Sarco Engineering plc	13,973	1,645
St James’s Place plc	66,016	1,018
Standard Life Aberdeen plc	297,299	1,293
Synthomer plc	56,075	263
Taylor Wimpey plc	406,382	1,042
Unilever NV	137,621	7,898
Unilever plc	104,080	5,958
United Utilities Group plc	87,349	1,093
Victrex plc	14,262	472
Weir Group plc (The)	48,592	972
Whitbread plc	16,565	1,063
Wm Morrison Supermarkets plc	294,242	779

		176,807

United States — 0.1%
Bausch Health Cos., Inc. (a)	6,755	202
Carnival plc	19,846	952

		1,154

Total Common Stocks (Cost $818,986)		859,196

Preferred Stocks — 0.3%

Germany — 0.3%
FUCHS PETROLUB SE	8,629	429
Henkel AG & Co. KGaA	16,708	1,726
Sartorius AG	4,407	942

Total Preferred Stocks (Cost $2,946)		3,097

	NUMBER OF RIGHTS
Rights — 0.0% (g)
Spain — 0.0% (g)
Repsol SA, expiring 01/10/2020 (a)	333,515	158

United Kingdom — 0.0% (g)
Rolls-Royce Holdings plc, expiring 12/31/2049 (a) (bb) (cc)	1,061,174	2

Total Rights (Cost $158)		160

SEE NOTES TO FINANCIAL STATEMENTS.

24	SIX CIRCLES TRUST	DECEMBER 31, 2019

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)			VALUE($)
Short-Term Investments — 4.0%
Time Deposits — 4.0%
Australia & New Zealand Banking Group Ltd., 1.56%, 01/02/2020		2,355		2,355
BNP Paribas SA, 1.56%, 01/02/2020		5,855		5,855
Brown Brothers Harriman,
(7.75%), 01/02/2020	SEK	5,073		542
(1.70%), 01/03/2020	CHF	3,636		3,757
(0.90%), 01/02/2020	DKK	4,913		738
0.36%, 01/02/2020	GBP	—	(h)	—	(h)
0.66%, 01/02/2020	NOK	4,571		521
0.82%, 01/02/2020	CAD	453		348
1.66%, 01/02/2020	HKD	8		1
Citibank NA,
(0.68%), 01/02/2020	EUR	9,825		11,020
0.36%, 01/02/2020	GBP	6,111		8,094
1.56%, 01/02/2020		2,546		2,546

Total Short-Term Investments (Cost $35,777)				35,777

Total Investments — 99.6% (Cost $857,867)				898,230

Other Assets in Excess of Liabilities — 0.4%				3,396

NET ASSETS — 100.0%				$901,626

Percentages indicated are based on net assets.

Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)

Long Contracts

EURO STOXX 50 Index	387	03/2020	EUR	16,288	(100)

FTSE 100 Index	161	03/2020	GBP	16,046	(53)

S&P/TSX 60 Index	2	03/2020	CAD	313	(1)

Total unrealized appreciation (depreciation)					(154)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	25

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2019 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

Summary of Investments by Industry, December 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Oil & Gas	16.3%

Pharmaceuticals	8.9%

Food	8.8%

Insurance	8.5%

Electric	6.8%

Beverages	4.8%

Chemicals	4.8%

Cosmetics/Personal Care	2.7%

Agriculture	2.2%

Aerospace/Defense	1.9%

Machinery — Diversified	1.6%

Banks	1.6%

Building Materials	1.6%

Engineering & Construction	1.5%

Miscellaneous Manufacturers	1.4%

Commercial Services	1.3%

Electrical Components & Equipment	1.0%

Others (Each less than 1.0%)	20.3%

Short-Term Investments	4.0%

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS
REIT	— Real Estate Investment Trust
SDR	— Swedish Depository Receipt
(a)	— Non-income producing security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500.
(bb)	— Security has been valued using significant unobservable inputs.
(cc)	— Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
NOK	— Norwegian Krone
SEK	— Swedish Krona

SEE NOTES TO FINANCIAL STATEMENTS.

26	SIX CIRCLES TRUST	DECEMBER 31, 2019

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2019

(Amounts in thousands, except per share amounts)

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
ASSETS:
Investments in non-affiliates, at value	$1,423,116
Deposits at broker for futures contracts	122
Deferred offering costs	19
Prepaid expenses	8
Receivables:
Fund shares sold	1,160
Interest and dividends from non-affiliates	1,808
Tax reclaims	5
Variation margin on futures contracts	7

Total Assets	1,426,245

LIABILITIES:
Payables:
Due to custodian — cash	100
Investment securities purchased	4,898
Fund shares redeemed	240
Accrued liabilities:
Investment advisory fees	46
Administration fees	23
Custodian and accounting fees	39
Trustees’ fees	1
Registration and filing fees	193
Other	80

Total Liabilities	5,620

Net Assets	$1,420,625

NET ASSETS:
Paid-in capital	$1,305,146
Total distributable earnings (loss)	115,479

Total Net Assets	$1,420,625

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	129,135
Net Asset Value, offering and redemption price per share (a):	$11.00
Cost of investments in non-affiliates	$1,309,560

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	27

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2019 (continued)

(Amounts in thousands, except per share amounts)

Six Circles Managed Equity Portfolio International Unconstrained Fund
ASSETS:
Investments in non-affiliates, at value	$898,230
Cash	2
Deposits at broker for futures contracts	1,888
Deferred offering costs	17
Prepaid expenses	4
Receivables:
Investment securities sold	31
Fund shares sold	1,439
Interest and dividends from non-affiliates	609
Tax reclaims	654

Total Assets	902,874

LIABILITIES:
Payables:
Due to custodian — foreign currency	2
Fund shares redeemed	165
Variation margin on futures contracts	80
Accrued liabilities:
Investment advisory fees	35
Administration fees	100
Custodian and accounting fees	673
Trustees’ fees	1
Registration and filing fees	109
Other	83

Total Liabilities	1,248

Net Assets	$901,626

NET ASSETS:
Paid-in capital	$869,608
Total distributable earnings (loss)	32,018

Total Net Assets	$901,626

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	87,679
Net Asset Value, offering and redemption price per share (a):	$10.28
Cost of investments in non-affiliates	$857,867

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

28	SIX CIRCLES TRUST	DECEMBER 31, 2019

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2019

(Amounts in thousands)

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund*
INVESTMENT INCOME:
Interest income from non-affiliates	$135
Dividend income from non-affiliates	16,431

Total investment income	16,566

EXPENSES:
Investment advisory fees	2,016
Administration fees	78
Custodian and accounting fees	113
Professional fees	77
Trustees’ fees	31
Printing and mailing costs	68
Registration and filing fees	207
Transfer agency fees	32
Recoupment of expense reimbursement	54
Offering costs	102
Interest expense	10
Other	6

Total expenses	2,794

Less advisory fees waived	(1,694)
Less expense reimbursements	(54)

Net expenses	1,046

Net investment income (loss)	15,520

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	10,293
Futures contracts	169

Net realized gain (loss)	10,462

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	113,556
Futures contracts	40

Change in net unrealized appreciation (depreciation)	113,596

Net realized/unrealized gains (losses)	124,058

Change in net assets resulting from operations	$139,578

*	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund was launched on April 10, 2019.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	29

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2019 (continued)

(Amounts in thousands)

Six Circles Managed Equity Portfolio International Unconstrained Fund*
INVESTMENT INCOME:
Interest income from non-affiliates	$86
Dividend income from non-affiliates	15,978
Foreign taxes withheld	(1,474)

Total investment income	14,590

EXPENSES:
Investment advisory fees	1,167
Administration fees	104
Custodian and accounting fees	757
Professional fees	86
Trustees’ fees	18
Printing and mailing costs	39
Registration and filing fees	119
Transfer agency fees	31
Recoupment of expense reimbursement	63
Offering costs	104
Interest expense	22
Other	9

Total expenses	2,519

Less advisory fees waived	(937)
Less expense reimbursements	(63)

Net expenses	1,519

Net investment income (loss)	13,071

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates (net of foreign capital gains taxes of $3)	(7,500)
Futures contracts	(721)
Foreign currency transactions	448
Forward foreign currency exchange contracts	(193)

Net realized gain (loss)	(7,966)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	40,363
Futures contracts	(154)
Foreign currency translations	315

Change in net unrealized appreciation (depreciation)	40,524

Net realized/unrealized gains (losses)	32,558

Change in net assets resulting from operations	$45,629

*	Six Circles Managed Equity Portfolio International Unconstrained Fund was launched on April 10, 2019.

SEE NOTES TO FINANCIAL STATEMENTS.

30	SIX CIRCLES TRUST	DECEMBER 31, 2019

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED DECEMBER 31, 2019

(Amounts in thousands)

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund*
Period Ended December 31, 2019
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$15,520
Net realized gain (loss)	10,462
Change in net unrealized appreciation (depreciation)	113,596

Change in net assets resulting from operations	139,578

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(24,099)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,305,146

NET ASSETS:
Change in net assets	1,420,625
Beginning of period	—

End of period	$1,420,625

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,428,450
Distributions reinvested	24,099
Cost of shares redeemed	(147,403)

Total change in net assets resulting from capital transactions	$1,305,146

SHARE TRANSACTIONS:
Issued	141,192
Reinvested	2,203
Redeemed	(14,260)

Change in Shares	129,135

*	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund was launched on April 10, 2019.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	31

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED DECEMBER 31, 2019 (continued)

(Amounts in thousands)

Six Circles Managed Equity Portfolio International Unconstrained Fund*
Period Ended December 31, 2019
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$13,071
Net realized gain (loss)	(7,966)
Change in net unrealized appreciation (depreciation)	40,524

Change in net assets resulting from operations	45,629

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(13,611)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	869,608

NET ASSETS:
Change in net assets	901,626
Beginning of period	—

End of period	$901,626

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$938,996
Distributions reinvested	13,611
Cost of shares redeemed	(82,999)

Total change in net assets resulting from capital transactions	$869,608

SHARE TRANSACTIONS:
Issued	94,718
Reinvested	1,340
Redeemed	(8,379)

Change in Shares	87,679

*	Six Circles Managed Equity Portfolio International Unconstrained Fund was launched on April 10, 2019.

SEE NOTES TO FINANCIAL STATEMENTS.

32	SIX CIRCLES TRUST	DECEMBER 31, 2019

THIS PAGE IS INTENTIONALLY LEFT BLANK

DECEMBER 31, 2019	SIX CIRCLES TRUST	33

FINANCIAL HIGHLIGHTS

FOR THE PERIOD ENDED DECEMBER 31, 2019

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund*
Period Ended December 31, 2019	$10.00	$0.14	$1.05	$1.19	$(0.12)	$(0.07)	$(0.19)

*	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund was launched on April 10, 2019.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

34	SIX CIRCLES TRUST	DECEMBER 31, 2019

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$11.00	11.90%	$1,420,625	0.11%	1.94%	0.33%	44.20%

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	35

FINANCIAL HIGHLIGHTS

FOR THE PERIOD ENDED DECEMBER 31, 2019

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Managed Equity Portfolio International Unconstrained Fund*
Period Ended December 31, 2019	$10.00	$0.20	$0.24	$0.44	$(0.16)	$—	$(0.16)

*	Six Circles Managed Equity Portfolio International Unconstrained Fund was launched on April 10, 2019.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

36	SIX CIRCLES TRUST	DECEMBER 31, 2019

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$10.28	4.41%	$901,626	0.26%	2.86%	0.48%	62.67%

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2019	SIX CIRCLES TRUST	37

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2019

1. Organization

Six Circles Trust (the “Trust”) was formed on November 8, 2017, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 8, 2017, as amended and restated June 12, 2018, and further amended September 21, 2018 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and Six Circles Managed Equity Portfolio International Unconstrained Fund are two separate series of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report. The Funds are classified as “non-diversified” funds. Each Fund currently offers one class of shares. The Funds commenced operations on April 10, 2019.

The investment objective of each of the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and Six Circles Managed Equity Portfolio International Unconstrained Fund is to provide capital appreciation.

The Six Circles Global Bond Fund and the Six Circles Tax Aware Bond Fund were established as new series of the Trust on November 19, 2019, but were not yet in operation as of December 31, 2019. The objective of the Global Bond Fund is to seek to provide total return. The objective of the Tax Aware Global Bond Fund is to seek to provide after-tax total return.

J.P. Morgan Private Investments Inc. (“JPMPI”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as the Funds’ investment adviser (the “Adviser”). The Adviser has engaged a Sub-Adviser to manage the assets of the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has appointed the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the Adviser, to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

38	SIX CIRCLES TRUST	DECEMBER 31, 2019

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

Futures are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$7,244	$—	$—	$7,244
Communications	320,279	—	—	320,279
Consumer Cyclical	33,767	—	—	33,767
Consumer Non-cyclical	498,347	—	—	498,347
Energy	32,468	—	—	32,468
Financial	134,253	—	—	134,253
Industrial	109,043	—	—	109,043
Technology	265,488	—	—	265,488
Utilities	15,419	—	—	15,419

Total Common Stocks	1,416,308	—	—	1,416,308

Short-Term Investments
Time Deposits	—	6,808	—	6,808

Total Investments in Securities	$1,416,308	$6,808	$—	$1,423,116

Appreciation in Other Financial Instruments
Futures contracts	$40	$—	$—	$40

DECEMBER 31, 2019	SIX CIRCLES TRUST	39

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2019 (continued)

Six Circles Managed Equity Portfolio International Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Austria	$1,588	$4,366	$—		$5,954
Belgium	360	18,394	—		18,754
Canada	31,893	—	—		31,893
Chile	—	585	—		585
Denmark	15,047	15,725	—		30,772
Finland	970	13,066	—		14,036
France	4,403	133,606	—		138,009
Germany	3,261	73,246	—		76,507
Ireland	10,095	3,364	—		13,459
Isle of Man	845	—	—		845
Italy	326	39,493	2		39,821
Luxembourg	1,409	1,620	—		3,029
Netherlands	308	80,634	—		80,942
Norway	169	13,326	—		13,495
Philippines	—	—	—	(a)	—	(a)
Portugal	—	6,014	—		6,014
Russia	—	344	—		344
Spain	244	31,262	—		31,506
Sweden	—	26,940	—		26,940
Switzerland	4,817	143,244	—		148,061
United Arab Emirates	—	269	—		269
United Kingdom	7,596	169,211	—		176,807
United States	202	952	—		1,154

Total Common Stocks	83,533	775,661	2		859,196

Preferred Stocks
Germany	—	3,097	—		3,097

Rights
Spain	158	—	—		158
United Kingdom	—	—	2		2

Total Rights	158	—	2		160

Short-Term Investments
Time Deposits	—	35,777	—		35,777

Total Investments in Securities	$83,691	$814,535	$4		$898,230

Depreciation in Other Financial Instruments
Futures contracts	$(154)	$—	$—		$(154)

(a)	— Amount rounds to less than $500.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Funds.

As of December 31, 2019, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A or Regulation S under the Securities Act.

C. Derivatives — The Funds used derivative instruments including futures, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract

40	SIX CIRCLES TRUST	DECEMBER 31, 2019

terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Note C(1) – C(2) below describe the various derivatives used by the Funds.

(1) Futures Contracts — The Funds used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit.

Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds credit risk is limited to failure of the exchange or board of trade.

Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2) Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts. As of December 31, 2019, the Funds did not receive or post collateral for forward foreign currency exchange contracts.

DECEMBER 31, 2019	SIX CIRCLES TRUST	41

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2019 (continued)

(3) Summary of Derivatives Information

The following tables present the value of derivatives held as of December 31, 2019, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$40

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs.
The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles Managed Equity Portfolio International Unconstrained Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Liabilities:		Futures Contracts (a)
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(154)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs.
The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following tables present the effect of derivatives on the Statements of Operations for the period ended December 31, 2019, by primary underlying risk exposure (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$169

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$40

Six Circles Managed Equity Portfolio International Unconstrained Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$(721)	$—	$(721)
Foreign Exchange contracts	—	(193)	(193)

Total	$(721)	$(193)	$(914)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(154)

42	SIX CIRCLES TRUST	DECEMBER 31, 2019

Derivatives Volume

The tables below disclose the volume of the Funds’ futures contracts activity during the period ended December 31, 2019 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivative Information for derivative-related gains and losses associated with volume activity (amounts in thousands).

	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	Six Circles Managed Equity Portfolio International Unconstrained Fund
Futures Contracts:
Average Notional Amount Long	$2,627	$17,886
Average Notional Amount Short	—	11,329	(a)
Forward Foreign Currency Exchange:
Average Principal Amount Purchased	—	51,724	(b)
Average Principal Amount Sold	—	60,648	(a)

(a)	Positions were open for 1 month during the period.
(b)	Positions were open for 2 months during the period.

D. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within the Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency. Currency gains or losses may be realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

E. Short Sales — The Funds may engage in short sales as part of their normal investment activities. In a short sale, the Funds sell securities they do not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Funds borrow securities from a broker. To close out a short position, the Funds deliver the same securities to the broker.

The Funds are required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the custodian is recorded as Restricted cash on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the SOIs. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net income or fee is reported as Interest income or Interest expense, respectively, on securities sold short on the Statements of Operations. The Funds are obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statements of Operations as Dividend expense on securities sold short.

Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as Change in net unrealized appreciation (depreciation) on the Statements of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Funds are also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. The Funds will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds will record a realized gain if the price of the borrowed security declines between those dates.

F. Security Transactions, Investment Income and Expense Allocation — Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend. Coupon payments are based on the adjusted principal at the time the interest is paid. Distributions received from certain investments

DECEMBER 31, 2019	SIX CIRCLES TRUST	43

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2019 (continued)

held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

The Funds are charged for those expenses of the Trust that are directly attributable to each Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

G. Federal Income Tax — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies. Each Fund intends to distribute to shareholders, substantially all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary.

The Funds follow the provisions of FASB Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50 percent likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open periods, and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At December 31, 2019, the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

H. Foreign Tax — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests. When capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

I. Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are generally declared and paid according to the following schedule:

Fund Name	Net Investment Income	Net Realized Capital Gains
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	Annual	Annual
Six Circles Managed Equity Portfolio International Unconstrained Fund	Annual	Annual

Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.

Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Fund financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statement of Changes in Net Assets and have been recorded to paid-in capital.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fees — The Adviser serves as the Funds’ investment adviser pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Adviser generally manages the Funds’ investments in accordance with the stated policies of each Fund, subject to the supervision of the Funds’ Board of Trustees. For the services provided to the Funds, the Adviser is entitled to a fee, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of each Fund.

The Adviser selects and oversees professional money managers (the “Sub-Advisers”) who are responsible for investing the assets of the Funds under sub-advisory agreements (the “Sub-Advisory Agreements”). Pursuant to each respective Sub-Advisory Agreement, the Adviser agrees to pay each Sub-Adviser a sub-advisory fee from its investment advisory fees. BlackRock Investment Management, LLC (“BlackRock”) currently serves as the Sub-Adviser to the Funds. The Sub-Adviser is paid a management fee by the Adviser pursuant to their individually negotiated Sub-Advisory Agreement.

The Adviser engaged Russell Investments Implementation Services, LLC (“Russell”) to provide stand-by interim sub-advisory services, as well as transition management services, for each Fund, to be utilized as needed in certain transitional circumstances involving a Fund Sub-Adviser. As of December 31, 2019, the Funds have not allocated assets to Russell.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3G and reflected on the Statement of Operations.

B. Administration and Accounting Fees — Pursuant to an Administrative Agency Agreement, Brown Brothers Harriman & Co. (the “Administrator”) provides certain administration and fund accounting services to the Funds.

44	SIX CIRCLES TRUST	DECEMBER 31, 2019

C. Distribution Fees — Pursuant to a Distribution Agreement, Foreside Fund Services, LLC (the “Distributor”), will serve as the Funds’ principal underwriter and acts as the agent of the Funds’ in connection with the continuous offering of shares of each Fund. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds. The Distributor does not receive compensation from the Funds, but instead is compensated by the Adviser for certain distribution-related expenses.

D. Custodian — Pursuant to a Custodian Agreement, Brown Brothers Harriman & Co. serves as the custodian (the “Custodian”) for each of the Funds and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions.

E. Transfer Agent — Pursuant to a Transfer Agency and Service Agreement, DST Asset Manager Solutions, Inc. (the “Transfer Agent”) serves as each Fund’s transfer and dividend disbursing agent. The Transfer Agent is responsible for maintaining account records, detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

F. Offering Costs — Offering costs, including professional fees, printing fees and initial registration costs, are amortized over a period not longer than twelve months from the date the Fund commenced operations.

G. Waivers and Reimbursements — The Adviser has contractually agreed through at least April 30, 2020, to waive any management fees that exceed the aggregate management fees the Adviser is contractually required to pay the Fund’s Sub-Adviser. Thereafter, this waiver will continue for subsequent one year terms unless terminated in accordance with its terms. Such waivers are not subject to reimbursement by the Fund. The Adviser has also contractually agreed through at least April 30, 2020, to reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, if any, dividend and interest expenses related to short sales, brokerage fees, interest on borrowings, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the following percentages of the average daily net assets of each Fund (the “Expense Cap”):

Fund	Expense Cap
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	0.45%
Six Circles Managed Equity Portfolio International Unconstrained Fund	0.50%

An expense reimbursement by the Fund’s Adviser is subject to repayment by the Fund only to the extent it can be made within thirty-six months following the date of such reimbursement by the Adviser. Repayment must be limited to amounts that would not cause the Fund’s operating expenses (taking into account any reimbursements by the Adviser and repayments by the Fund) to exceed the Expense Cap in effect at the time of the reimbursement by the Adviser or at the time of repayment by the Fund. This expense reimbursement is in effect through April 30, 2020, at which time the Adviser and/or its affiliates will determine whether to renew or revise it.

For the period ended December 31, 2019, the amounts waived and reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the Adviser and the expiration schedule at December 31, 2019 are as follows (amounts in thousands):

Fund	Fees reimbursed for the period ended December 31, 2019	Total potential recoupment amount December 31, 2019	Potential recoupment amount expiring December 31, 2022
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund*	$54	$—	$—
Six Circles Managed Equity Portfolio International Unconstrained Fund*	63	—	—

Totals	$117	$—	$—

*	Fund has recouped all eligible expenses during the period.

H. Cross Trades — The Funds may participate in purchase and sale transactions with other Six Circles Funds. These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security.

During the period ended December 31, 2019, the aggregate value of purchase and sale cross trades with other Six Circles Funds were as follows (amounts in thousands):

Fund Name	Purchases	Sales
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$577	$336
Six Circles Managed Equity Portfolio International Unconstrained Fund	673	427

4. Investment Transactions

During the period ended December 31, 2019, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$1,803,662	$506,407	$—	$—
Six Circles Managed Equity Portfolio International Unconstrained Fund	1,241,140	411,460	—	—

DECEMBER 31, 2019	SIX CIRCLES TRUST	45

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2019 (continued)

5. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Since the Funds are non-diversified, they may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Funds` shares being more sensitive to economic results among those issuing the securities.

The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the period depending on the Funds. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

As of December 31, 2019, the Six Circles Managed Equity Portfolio International Unconstrained Fund had non-U.S. country allocations representing greater than 10% of Net Assets as follows:

France	Switzerland	United Kingdom
15.3%	16.4%	19.6%

As of December 31, 2019, a significant portion of the Six Circles Managed Equity Portfolio International Unconstrained Fund net assets consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

The Funds may also invest in shares of other investment companies and ETFs. ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The Fund is subject to the risks associated with the ETF’s or investment company’s investments. ETFs, investment companies and other investment vehicles that invest in commodities or currencies are subject to the risks associated with direct investments in commodities or currencies. The price and movement of an ETF or closed-end fund designed to track an index may not track the index and may result in a loss. In addition, closed-end funds that trade on an exchange often trade at a price below their net asset value (also known as a discount). Certain ETFs or closed-end funds traded on exchanges may be thinly-traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed each Fund’s original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap contracts and forward foreign currency exchange contracts.

The London InterBank Offered Rate (“LIBOR”) is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The regulatory authority that oversees financial services firms and financial markets in the U.K. has announced that, after the end of 2021, it would no longer persuade or compel contributing banks to make rate submissions for purposes of determining the LIBOR rate. As a result, it is possible that commencing in 2022, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s portfolio. In light of this eventuality, public and private sector industry initiatives are currently underway to identify new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

46	SIX CIRCLES TRUST	DECEMBER 31, 2019

6. Income Taxes and Distributions to Shareholders

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2019 were as follows (amounts in thousands):

	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$1,313,912	$123,018	$(13,774)	$109,244
Six Circles Managed Equity Portfolio International Unconstrained Fund	861,240	59,762	(22,926)	36,836

*	The tax cost includes the proceeds from short sales which may result in a net negative cost.

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to mark to market of futures contracts, REITs, wash sale loss deferrals and mark-to market investments in passive foreign investment companies (“PFICs”).

The tax character of distributions paid during the period ended December 31, 2019 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$15,638	$8,461	$—	$24,099
Six Circles Managed Equity Portfolio International Unconstrained Fund	13,611	—	—	13,611

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

As of December 31, 2019, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or (Tax Basis Capital Loss Carryover)	Other Book/Tax Temporary Differences	Unrealized Appreciation (Depreciation)
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$6,104	$130	$—	$109,245
Six Circles Managed Equity Portfolio International Unconstrained Fund	75	(5,208)	—	37,151

For the Funds, the cumulative timing differences primarily consist of capital loss carryforwards, mark to market futures contracts, wash sale loss deferrals and mark-to market investments in passive foreign investment companies (“PFICs”).

As of December 31, 2019, the following Funds had the following post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Six Circles Managed Equity Portfolio International Unconstrained Fund	$4,692	$516

The Six Circles Managed Equity Portfolio U.S. Unconstrained Fund had no capital loss carryforwards at year-end.

7. Ownership Concentration

As of December 31, 2019, each of the Funds had one affiliated omnibus account for the benefit of its clients which owned 100% of its outstanding shares.

8. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that need disclosure.

DECEMBER 31, 2019	SIX CIRCLES TRUST	47

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Six Circles Trust and Shareholders of Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and Six Circles Managed Equity Portfolio International Unconstrained Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and Six Circles Managed Equity Portfolio International Unconstrained Fund (two of the funds constituting Six Circles Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2019, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period April 10, 2019 (commencement of operations) through December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, and the results of each of their operations, changes in each of their net assets, and each of the financial highlights for the period April 10, 2019 (commencement of operations) through December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2020

We have served as the auditor of one or more investment companies in the Six Circles Trust complex since 2018.

48	SIX CIRCLES TRUST	DECEMBER 31, 2019

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each fund on July 1, 2019 and continued to hold your shares at the end of the reporting period, December 31, 2019.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During the Period*	Annualized Expense Ratio*
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
Actual	$1,000.00	$1,106.80	$0.64	0.12%
Hypothetical	1,000.00	1,024.60	0.61	0.12
Six Circles Managed Equity Portfolio International Unconstrained Fund
Actual	1,000.00	1,040.00	1.80	0.35
Hypothetical	1,000.00	1,023.44	1.79	0.35

*	Expenses are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

DECEMBER 31, 2019	SIX CIRCLES TRUST	49

TAX INFORMATION

The following information is provided with respect to the distributions paid during the taxable year ended December 31, 2019:

	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	Six Circles Managed Equity Portfolio International Unconstrained Fund
Record Date	12/18/2019	12/18/2019
Payable Date	12/20/2019	12/20/2019
Ordinary Income:
Qualified Dividend Income for Individuals	65.90%	74.59%
Dividends Qualifying for the Dividends Received
Deduction for Corporations	65.74%	—
Foreign Source Income	—	99.86	%*
Foreign Tax Paid Per Share	—	0.014448
Interest from Tax-Exempt Obligations	—	—
Interest from Federal Obligations	—	—
Long-Term Capital Gain Dividend	—	—

*	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.

Please retain this information for your records.

50	SIX CIRCLES TRUST	DECEMBER 31, 2019

TRUSTEES

The names of the Trustees of the Trust, together with information regarding their year of birth, the year each Trustee first became a Board member of the Trust, principal occupations and other board memberships, including those in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Securities Exchange Act”) or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act, are shown below. The contact address for each of the Trustees is 383 Madison Avenue, New York, NY 10179.

Name (Year of Birth; Positions with the Funds since)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (1)	Other Directorships Held During the Past 5 Years
Independent Trustees

Lisa M. Borders (1957); Trustee since inception	Consultant, LMB Group (management consulting) (February 2019-present); President and Chief Executive Officer, TIME’S UP (social welfare) (October 2018-February 2019); President, Women’s National Basketball Association (March 2016-October 2018); Vice President, The Coca-Cola Company (2013-2016).	8	Chair, Borders Commission, United States Olympic and Paralympic Committee; Trustee, Duke University; Chair, The Coca-Cola Foundation

James P. Donovan (1950); Lead Independent Trustee since inception	Chairman, Cross Culture Coach LLC (education) (2012-present)	8	Chairman and President, Cannon Point Preservation Corp.; Chairman, Cross Culture Coach LLC

Kevin Klingert (1962); Trustee since inception	Retired; Senior Advisor, Morgan Stanley Investment Management Inc. (2016-2017); Managing Director, Morgan Stanley Investment Management Inc. (2007-2016).	8	N/A

Neil Medugno (1957); Trustee since inception	Retired; Partner, Wellington Management Company LLP, Chief Financial Officer, Wellington Funds Group (investment management) (1994-2017).	8	N/A

Lauren K. Stack (1963); Trustee since inception	Principal, b2G Capital, Inc. (consulting) (2016-present); Chief Operating Officer, Corcoran Gallery of Art (2011-2015).	8	Independent Trustee Virginia529, Director, ACT for Alexandria (2002-2019); Director, Inova Alexandria Hospital Foundation; Director, Capitol Post
Interested Trustees

Mary E. Savino (1962); Chairman since inception	Managing Director, J.P. Morgan Securities LLC, Asset & Wealth Management division, Head of J.P. Morgan Private Investments Inc. Investment Advisory Business (2016-present); Global Head of Portfolio Management Group (2013-2016); Global Head of Client Portfolio Management for Global Access Funds (2009-2013); various other positions including Head of U.S. Mutual Funds since joining the firm in 1988.	8	Director, J.P. Morgan Private Investments Inc.

(1)

A Fund Complex means two or more registered investment companies that: (i) hold themselves out to investors as related companies for purposes of investment and investor services; or (ii) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The Six Circles Funds Complex for which the Board serves currently includes one registered investment company (8 funds).

DECEMBER 31, 2019	SIX CIRCLES TRUST	51

OFFICERS

The Trust’s executive officers (listed below) generally are employees of the Adviser or one of its affiliates. The officers conduct and supervise the business operations of the Trust. The officers hold office until a successor has been elected and duly qualified. The Trust has no employees. The names of the officers of the Funds, together with their year of birth, information regarding their positions held with the Trust and principal occupations are shown below. The contact address for each of the officers, unless otherwise noted, is 383 Madison Avenue, New York, NY 10179.

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Mary E. Savino (1962), President and Principal Executive Officer since inception	Managing Director, JPMorgan Securities LLC, Asset & Wealth Management division, Head of JPMorgan Private Investments Inc. Investment Advisory Business (2016-present); Global Head of Portfolio Management Group (2013-2016); Global Head of Client Portfolio Management for Global Access Funds (2009-2013); various other positions including Head of U.S. Mutual Funds since joining the firm in 1988.

Abby L. Ingber (1962), Chief Legal Officer and Secretary since inception	Executive Director and Assistant General Counsel, JPMorgan Chase Bank, N.A. (2017-present); Deputy General Counsel, Schroder Investment Management North America Inc. and Chief Legal Officer and Secretary, Schroder Funds (2006-2017).

Michael Choi (1971), Chief Compliance Officer since inception	Chief Compliance Officer, J.P. Morgan Private Investments Inc. (2016-present); Managing Director, JPMorgan Chase Bank, N.A. (2018-present); Executive Director; Assistant General Counsel, JPMorgan Chase Bank, N.A. (2008-2016).

Gregory R. McNeil (1975), Principal Financial Officer and Treasurer since inception	Executive Director, JPMorgan Securities LLC (2018-present); Vice President, AQR Capital Management, LLC; Treasurer, AQR Funds (2015-2018); Assistant Treasurer, Franklin Templeton Investments (2010-2015).

Gina M. Andes (1976), Assistant Treasurer since inception	Executive Director, JP Morgan Securities LLC (2020-present); Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) (2013-2017).

52	SIX CIRCLES TRUST	DECEMBER 31, 2019

Rev. Feb 2020

FACTS	WHAT DOES SIX CIRCLES TRUST* DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we may collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number

◾  account balances and transaction history

◾  investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Six Circles Trust, chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Six Circles Trust share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

*

Six Circles Trust and its fund series do not currently, nor are they expected to, collect personal non-public information from individuals, since holdings are held on the books of each fund on an omnibus basis by financial intermediaries. To the extent Six Circles Trust does get access to personsal information through its affiliates or otherwise, this statement would apply.

Questions?	Call 212-464-2070 to speak with a Manged Solutions & Strategies Investor Relations representative.We accept operator relay calls.

Who we are
Who is providing this notice?	Six Circles Trust

What we do
How does Six Circles Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We only authorize our personnel to access information about you when they need it to do their work for us. We require companies working for us to protect your information.
How does Six Circles Trust collect my personal information?

We may collect your personal information, for example, when you

◾  open an account or make a wire transfer

◾  direct us to buy securities or direct us to sell your securities

◾  provide your account information

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

◾  Our affiliates include companies with the Chase or J.P. Morgan name including J.P. Morgan Private Investments Inc., our investment adviser.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ We do not share with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ We don’t jointly market

The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.

Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.

The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N-PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature.

A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 or on the Six Circles Funds’ website at www.sixcirclesfunds.com. A description of such policies and procedures is in the Statement of Additional Information available on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

©JPMorgan Chase & Co. 2020. All rights reserved. December 31st, 2019.

Item 2.	Code of Ethics.

As of the period ended December 31, 2019 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer, principal accounting officer or controller or persons performing similar functions. During the Reporting Period, there have been no changes to, amendments to or waivers from, any provision of the code of ethics. A copy of this code of ethics can be obtained upon request, free of charge, by calling (212) 464-2070.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that Mr. Neil Medugno possesses the attributes identified in Instruction (b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Neil Medugno as the Registrant’s audit committee financial expert. Mr. Neil Medugno is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The following fees paid to PricewaterhouseCoopers, LLP, the Registrant’s principal accounting firm, for services rendered during the fiscal years ended December 31, 2019 and December 31, 2018:

(a)	Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $272,000 for 2019 and $185,000 for 2018.

(b)	Audit Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item was $0 for 2019 and $0 for 2018.

(c)	Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning was $63,500 for 2019 and $42,500 for 2018. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

(d)	All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2019 and $16,000 for 2018.

The other services provided to the Registrant consisted of examinations pursuant to Rule 17f-2 of the Investment Company Act of 1940, as amended and filings of Form N-17f-2 “Certificate of Accounting of Securities and Similar Investments in the Custody of Management Investment Companies” with the U.S. Securities and Exchange Commission (“17f-2 Services”) in addition to audit services, tax services and 17f-2 Services provided to other series of the Registrant.

(e)(1)

Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The audit committee has delegated to its Chairman the approval of such services subject to reports to the full audit committee at its next subsequent meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 100%; Tax Fees were 100%; and Other Fees were 0%.

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $0 for 2019 and $0 for 2018.

(h)

The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not Applicable

Item 6.	Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(2) to this Form N-CSR.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 13(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Six Circles Trust

By: (Signature and Title)

/s/ Mary Savino
Mary Savino
Title:	President - Principal Executive Officer
Date:	February 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Mary Savino
Mary Savino
Title:	President - Principal Executive Officer
Date:	February 24, 2020

By: (Signature and Title)

/s/ Gregory McNeil
Gregory McNeil
Title:	Treasurer - Principal Financial Officer

Date:	February 24, 2020